UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,702,116,955	1,823,888,853
0.2%	Other Investment Companies	4,727,249	4,778,433
99.8%	Total Investments	1,706,844,204	1,828,667,286
0.2%	Other Assets and Liabilities, Net		2,760,666
100.0%	Net Assets		1,831,427,952

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Diversified REITs 3.1%
Cousins Properties, Inc.	597,340	5,871,852
Duke Realty Corp.	1,096,230	22,308,281
First Potomac Realty Trust	164,599	1,912,640
Liberty Property Trust	452,482	15,339,140
PS Business Parks, Inc.	65,329	5,776,390
Washington Real Estate Investment Trust	216,797	5,964,086
		57,172,389
Health Care REITs 4.2%
Care Capital Properties, Inc.	263,257	8,332,084
Welltower, Inc.	1,092,535	69,037,287
		77,369,371
Hotel & Resort REITs 0.5%
Hersha Hospitality Trust	135,769	3,205,506
Xenia Hotels & Resorts, Inc.	377,633	6,325,353
		9,530,859
Industrial REITs 5.3%
DCT Industrial Trust, Inc.	288,437	11,009,640
EastGroup Properties, Inc.	94,566	5,504,687
First Industrial Realty Trust, Inc.	348,834	7,970,857
Prologis, Inc.	1,634,746	69,885,391
Rexford Industrial Realty, Inc.	142,979	2,303,392
		96,673,967
Office REITs 16.0%
Alexandria Real Estate Equities, Inc.	218,472	20,119,087
BioMed Realty Trust, Inc.	646,277	15,168,121
Boston Properties, Inc.	479,912	59,984,201
Brandywine Realty Trust	534,765	7,358,366
Columbia Property Trust, Inc.	408,714	10,242,373
Security	Number of Shares	Value ($)
Corporate Office Properties Trust	276,236	6,157,300
Douglas Emmett, Inc.	447,876	13,875,199
Equity Commonwealth *	406,536	11,228,524
Franklin Street Properties Corp.	255,690	2,677,074
Highwoods Properties, Inc.	282,677	12,313,410
Kilroy Realty Corp.	276,288	18,436,698
Mack-Cali Realty Corp.	299,566	7,039,801
New York REIT, Inc.	517,077	5,951,556
Parkway Properties, Inc.	219,512	3,749,265
Piedmont Office Realty Trust, Inc., Class A	497,150	9,689,454
SL Green Realty Corp.	303,130	35,793,590
Vornado Realty Trust	554,444	53,648,002
		293,432,021
Residential REITs 20.3%
American Campus Communities, Inc.	341,561	13,799,064
American Homes 4 Rent, Class A	479,604	8,047,755
Apartment Investment & Management Co., Class A	493,224	18,796,767
AvalonBay Communities, Inc.	410,730	74,666,607
Camden Property Trust	273,719	20,906,657
Education Realty Trust, Inc.	166,816	6,147,170
Equity LifeStyle Properties, Inc.	250,006	15,595,374
Equity Residential	1,128,321	90,062,582
Essex Property Trust, Inc.	203,672	47,005,461
Mid-America Apartment Communities, Inc.	232,384	20,579,927
NexPoint Residential Trust, Inc.	84,332	1,117,399
Post Properties, Inc.	172,452	10,167,770
Silver Bay Realty Trust Corp.	119,423	1,878,524
Sun Communities, Inc.	176,300	11,785,655
UDR, Inc.	814,205	30,052,306
		370,609,018
Retail REITs 25.6%
Acadia Realty Trust	201,276	6,750,797
Brixmor Property Group, Inc.	542,033	13,610,449
CBL & Associates Properties, Inc.	438,768	5,734,698
Cedar Realty Trust, Inc.	189,963	1,390,529
DDR Corp.	907,557	15,473,847
Equity One, Inc.	234,618	6,388,648
Federal Realty Investment Trust	216,551	31,729,052
General Growth Properties, Inc.	1,817,402	46,289,229
Inland Real Estate Corp.	241,219	2,318,114
Kimco Realty Corp.	1,296,577	33,827,694
Kite Realty Group Trust	236,528	6,364,968
Pennsylvania Real Estate Investment Trust	199,519	4,301,630
Ramco-Gershenson Properties Trust	223,503	3,770,496
Regency Centers Corp.	299,789	20,199,783
Retail Opportunity Investments Corp.	336,251	6,150,031
Rouse Properties, Inc.	93,643	1,507,652
Saul Centers, Inc.	38,868	2,162,227
    1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Simon Property Group, Inc.	957,794	178,379,554
Tanger Factory Outlet Centers, Inc.	310,828	10,353,681
Taubman Centers, Inc.	188,662	13,559,138
The Macerich Co.	414,976	32,430,374
Urban Edge Properties	280,809	6,736,608
Weingarten Realty Investors	368,632	12,887,375
WP GLIMCHER, Inc.	621,347	6,555,211
		468,871,785
Specialized REITs 24.6%
Ashford Hospitality Prime, Inc.	57,178	811,928
Ashford Hospitality Trust, Inc.	237,099	1,666,806
CubeSmart	511,502	14,894,938
DiamondRock Hospitality Co.	588,992	6,555,481
Digital Realty Trust, Inc.	460,776	33,226,557
DuPont Fabros Technology, Inc.	190,151	6,282,589
Extra Space Storage, Inc.	378,519	31,700,966
FelCor Lodging Trust, Inc.	383,118	3,072,606
HCP, Inc.	1,444,151	51,310,685
Healthcare Realty Trust, Inc.	289,879	7,881,810
Hospitality Properties Trust	453,718	12,599,749
Host Hotels & Resorts, Inc.	2,290,499	38,022,284
LaSalle Hotel Properties	339,453	9,575,969
LTC Properties, Inc.	103,347	4,405,683
National Storage Affiliates Trust	83,402	1,381,137
Pebblebrook Hotel Trust	206,332	6,571,674
Public Storage	454,726	109,161,524
RLJ Lodging Trust	427,107	10,421,411
Senior Housing Properties Trust	710,643	10,268,791
Sovran Self Storage, Inc.	110,684	11,122,635
Strategic Hotels & Resorts, Inc. *	891,600	12,625,056
Sunstone Hotel Investors, Inc.	622,668	9,140,766
Universal Health Realty Income Trust	44,507	2,345,074
Ventas, Inc.	1,034,558	55,183,324
		450,229,443
Total Common Stock
(Cost $1,702,116,955)		1,823,888,853
Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets
Equity Fund 0.2%
SPDR Dow Jones REIT ETF	50,000	4,530,000
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	248,433	248,433
Total Other Investment Companies
(Cost $4,727,249)		4,778,433

End of Investments

At 11/30/15, the tax basis cost of the fund's investments was $1,708,135,967 and the unrealized appreciation and depreciation were $166,485,400 and ($45,954,081), respectively, with a net unrealized appreciation of $120,531,319.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,823,888,853	$—	$—	$1,823,888,853
Other Investment Companies[1]	4,778,433	—	—	4,778,433
Total	$1,828,667,286	$—	$—	$1,828,667,286
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
2

Schwab U.S. REIT ETF
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362NOV15
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	190,675,238	191,258,155
0.0%	Rights	1,852	1,574
0.3%	Other Investment Companies	621,100	621,100
99.9%	Total Investments	191,298,190	191,880,829
0.1%	Other Assets and Liabilities, Net		179,986
100.0%	Net Assets		192,060,815

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	127	2,890
BorgWarner, Inc.	1,336	57,034
Cooper Tire & Rubber Co.	804	33,760
Cooper-Standard Holding, Inc. *	70	5,176
Dana Holding Corp.	2,310	37,976
Delphi Automotive plc	1,351	118,726
Dorman Products, Inc. *	56	2,672
Drew Industries, Inc.	262	15,833
Ford Motor Co.	44,280	634,532
General Motors Co.	19,185	694,497
Gentex Corp.	2,096	35,077
Harley-Davidson, Inc.	1,777	86,931
Johnson Controls, Inc.	7,949	365,654
Lear Corp.	1,179	148,436
Modine Manufacturing Co. *	754	7,080
Standard Motor Products, Inc.	393	16,412
Tenneco, Inc. *	268	14,440
The Goodyear Tire & Rubber Co.	2,400	83,712
Thor Industries, Inc.	551	31,914
Tower International, Inc.	517	15,851
Visteon Corp. *	663	79,500
		2,488,103
Banks 5.6%
Associated Banc-Corp.	1,834	37,615
Astoria Financial Corp.	1,572	25,341
BancorpSouth, Inc.	917	24,667
Bank of America Corp.	102,744	1,790,828
Bank of Hawaii Corp.	524	36,256
Bank of the Ozarks, Inc.	53	2,877
BankUnited, Inc.	395	14,931
BB&T Corp.	6,552	253,038
BOK Financial Corp.	131	9,019
Security	Number of Shares	Value ($)
Capitol Federal Financial, Inc.	2,436	31,595
Cathay General Bancorp	524	17,984
CIT Group, Inc.	1,737	74,622
Citigroup, Inc.	24,533	1,326,990
Citizens Financial Group, Inc.	730	19,440
Comerica, Inc.	1,572	72,862
Commerce Bancshares, Inc.	578	26,519
Community Bank System, Inc.	131	5,650
Cullen/Frost Bankers, Inc.	473	33,011
CVB Financial Corp.	655	12,117
East West Bancorp, Inc.	524	22,731
EverBank Financial Corp.	379	6,542
F.N.B. Corp.	917	13,315
Fifth Third Bancorp	7,936	164,037
First Citizens BancShares, Inc., Class A	35	9,272
First Financial Bancorp	666	13,420
First Financial Bankshares, Inc.	493	17,704
First Horizon National Corp.	2,489	37,011
First Niagara Financial Group, Inc.	3,291	35,477
First Republic Bank	527	36,289
FirstMerit Corp.	1,048	21,201
Fulton Financial Corp.	1,572	22,747
Glacier Bancorp, Inc.	395	11,605
Great Western Bancorp, Inc.	125	3,777
Hancock Holding Co.	362	10,541
Huntington Bancshares, Inc.	6,313	73,799
IBERIABANK Corp.	131	8,301
International Bancshares Corp.	524	15,987
JPMorgan Chase & Co.	36,724	2,448,756
KeyCorp	8,269	108,407
M&T Bank Corp.	1,178	147,639
MB Financial, Inc.	393	14,046
NBT Bancorp, Inc.	262	7,894
New York Community Bancorp, Inc.	5,109	83,788
Northwest Bancshares, Inc.	1,547	21,565
Ocwen Financial Corp. *	313	2,232
Old National Bancorp	524	7,729
PacWest Bancorp	170	7,993
People's United Financial, Inc.	2,620	43,885
PHH Corp. *	2,354	39,947
Popular, Inc.	1,703	50,596
PrivateBancorp, Inc.	73	3,220
Prosperity Bancshares, Inc.	201	11,137
Regions Financial Corp.	14,550	147,537
Signature Bank *	93	14,708
SunTrust Banks, Inc.	4,749	206,202
SVB Financial Group *	131	17,355
Synovus Financial Corp.	1,321	44,095
TCF Financial Corp.	1,834	28,097
The PNC Financial Services Group, Inc.	3,930	375,354
Trustmark Corp.	524	13,231
U.S. Bancorp	11,940	524,047
UMB Financial Corp.	196	10,329
Umpqua Holdings Corp.	655	11,738
United Bankshares, Inc.	393	16,553
Valley National Bancorp	1,834	20,431
    1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Walter Investment Management Corp. *	257	3,737
Washington Federal, Inc.	786	20,310
Webster Financial Corp.	524	21,070
Wells Fargo & Co.	33,403	1,840,505
Westamerica Bancorp	240	11,760
Wintrust Financial Corp.	131	6,895
Zions Bancorp	1,779	53,299
		10,725,205
Capital Goods 8.2%
3M Co.	4,975	778,985
A.O. Smith Corp.	393	31,346
AAR Corp.	786	19,304
Actuant Corp., Class A	524	12,974
Acuity Brands, Inc.	216	49,870
AECOM *	2,390	76,074
Aegion Corp. *	393	8,662
AGCO Corp.	1,703	85,593
Air Lease Corp.	137	4,607
Aircastle Ltd.	1,117	23,412
Alamo Group, Inc.	45	2,573
Albany International Corp., Class A	393	15,311
Allegion plc	636	42,746
Allison Transmission Holdings, Inc.	712	19,908
AMETEK, Inc.	786	44,378
Apogee Enterprises, Inc.	393	19,736
Applied Industrial Technologies, Inc.	788	33,608
Armstrong World Industries, Inc. *	867	43,073
Astec Industries, Inc.	262	10,559
AZZ, Inc.	148	8,812
B/E Aerospace, Inc.	393	18,164
Barnes Group, Inc.	524	20,184
Beacon Roofing Supply, Inc. *	393	16,809
Briggs & Stratton Corp.	917	17,460
BWX Technologies, Inc.	655	19,945
Carlisle Cos., Inc.	524	46,348
Caterpillar, Inc.	7,412	538,482
Chart Industries, Inc. *	227	4,842
Chicago Bridge & Iron Co. N.V.	711	30,395
CIRCOR International, Inc.	131	5,954
CLARCOR, Inc.	393	20,762
Colfax Corp. *	157	4,250
Comfort Systems USA, Inc.	623	19,774
Crane Co.	393	20,444
Cubic Corp.	339	16,462
Cummins, Inc.	1,888	189,499
Curtiss-Wright Corp.	524	36,895
Danaher Corp.	2,623	252,831
Deere & Co.	4,926	391,962
DigitalGlobe, Inc. *	393	6,642
Donaldson Co., Inc.	786	24,680
Dover Corp.	2,251	148,341
Dycom Industries, Inc. *	394	34,428
Eaton Corp. plc	3,543	206,061
EMCOR Group, Inc.	1,048	52,819
Emerson Electric Co.	10,145	507,250
Encore Wire Corp.	393	17,162
EnerSys	393	23,148
EnPro Industries, Inc.	131	6,568
ESCO Technologies, Inc.	399	15,653
Esterline Technologies Corp. *	262	24,911
Security	Number of Shares	Value ($)
Fastenal Co.	1,714	69,554
Flowserve Corp.	1,693	78,284
Fluor Corp.	4,304	209,174
Fortune Brands Home & Security, Inc.	1,221	67,118
Franklin Electric Co., Inc.	262	8,544
GATX Corp.	655	30,326
Generac Holdings, Inc. *	721	23,144
General Cable Corp.	2,358	35,936
General Dynamics Corp.	3,372	493,863
General Electric Co.	90,496	2,709,450
Graco, Inc.	393	29,656
Granite Construction, Inc.	786	32,045
Griffon Corp.	885	16,054
H&E Equipment Services, Inc.	530	10,605
Harsco Corp.	3,103	32,395
HD Supply Holdings, Inc. *	284	8,983
HEICO Corp.	133	6,847
Hexcel Corp.	393	18,506
Hillenbrand, Inc.	524	15,872
Honeywell International, Inc.	4,676	486,070
Hubbell, Inc., Class B	393	39,021
Huntington Ingalls Industries, Inc.	327	42,811
Hyster-Yale Materials Handling, Inc.	139	8,038
IDEX Corp.	393	30,968
Illinois Tool Works, Inc.	3,760	353,365
Ingersoll-Rand plc	2,885	169,263
ITT Corp.	887	35,223
Jacobs Engineering Group, Inc. *	2,898	127,918
Joy Global, Inc.	2,806	43,072
Kaman Corp.	262	10,517
KBR, Inc.	6,950	135,108
Kennametal, Inc.	1,132	33,111
KLX, Inc. *	268	8,603
L-3 Communications Holdings, Inc.	2,178	266,609
Lennox International, Inc.	461	62,659
Lincoln Electric Holdings, Inc.	655	36,975
Lindsay Corp.	77	5,372
Lockheed Martin Corp.	2,647	580,116
Masco Corp.	1,901	56,859
Masonite International Corp. *	131	8,641
MasTec, Inc. *	1,135	23,188
Moog, Inc., Class A *	393	25,965
MRC Global, Inc. *	2,583	38,203
MSC Industrial Direct Co., Inc., Class A	412	25,420
Mueller Industries, Inc.	1,256	39,551
MYR Group, Inc. *	576	12,211
Navistar International Corp. *	422	6,123
Nordson Corp.	262	19,003
Northrop Grumman Corp.	3,390	631,760
NOW, Inc. *	1,793	32,955
Orbital ATK, Inc.	584	50,171
Oshkosh Corp.	1,655	72,588
Owens Corning	1,927	90,261
PACCAR, Inc.	2,888	150,060
Parker-Hannifin Corp.	1,722	180,224
Pentair plc	1,316	74,617
Precision Castparts Corp.	710	164,393
Primoris Services Corp.	134	3,093
Quanex Building Products Corp.	524	9,752
Quanta Services, Inc. *	3,276	72,236
Raven Industries, Inc.	760	12,669
Raytheon Co.	4,511	559,499
2

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	109	7,698
Regal Beloit Corp.	754	48,603
Rexnord Corp. *	484	9,888
Rockwell Automation, Inc.	786	83,662
Rockwell Collins, Inc.	1,310	121,411
Roper Technologies, Inc.	393	76,042
Rush Enterprises, Inc., Class A *	524	12,749
Simpson Manufacturing Co., Inc.	393	14,592
Snap-on, Inc.	393	67,659
Spirit AeroSystems Holdings, Inc., Class A *	1,006	52,765
SPX Corp.	761	8,401
Standex International Corp.	92	8,222
Stanley Black & Decker, Inc.	1,195	130,446
TAL International Group, Inc. *	454	9,162
Teledyne Technologies, Inc. *	262	24,238
Tennant Co.	131	8,157
Terex Corp.	1,310	26,829
Textron, Inc.	2,733	116,617
The Boeing Co.	3,817	555,183
The Greenbrier Cos., Inc.	262	8,877
The Manitowoc Co., Inc.	1,179	19,925
The Middleby Corp. *	140	15,406
The Timken Co.	1,823	58,774
The Toro Co.	524	40,385
Titan International, Inc.	876	3,802
TransDigm Group, Inc. *	185	43,407
TriMas Corp. *	338	7,311
Trinity Industries, Inc.	1,938	52,617
Triumph Group, Inc.	450	18,022
Tutor Perini Corp. *	1,072	20,196
United Rentals, Inc. *	709	55,777
United Technologies Corp.	8,909	855,709
Universal Forest Products, Inc.	655	50,605
Valmont Industries, Inc.	219	25,678
Veritiv Corp. *	145	5,723
W.W. Grainger, Inc.	628	125,939
WABCO Holdings, Inc. *	393	42,240
Wabtec Corp.	393	31,487
Watsco, Inc.	262	33,303
Watts Water Technologies, Inc., Class A	262	14,544
WESCO International, Inc. *	655	31,473
Woodward, Inc.	393	19,819
Xylem, Inc.	1,441	53,778
		15,818,394
Commercial & Professional Services 1.2%
ABM Industries, Inc.	1,179	34,981
ACCO Brands Corp. *	1,006	7,766
Brady Corp., Class A	1,029	27,155
CEB, Inc.	262	20,245
Cintas Corp.	1,017	93,147
Civeo Corp.	6,087	11,809
Clean Harbors, Inc. *	446	19,307
Copart, Inc. *	1,101	43,456
Covanta Holding Corp.	1,048	16,925
Deluxe Corp.	524	30,733
Equifax, Inc.	517	57,645
Essendant, Inc.	935	33,866
FTI Consulting, Inc. *	659	24,633
G&K Services, Inc., Class A	262	17,468
Security	Number of Shares	Value ($)
Healthcare Services Group, Inc.	393	14,517
Herman Miller, Inc.	786	24,924
HNI Corp.	786	34,788
Huron Consulting Group, Inc. *	131	7,599
ICF International, Inc. *	262	9,335
IHS, Inc., Class A *	131	16,154
Insperity, Inc.	393	16,962
Interface, Inc.	393	7,813
KAR Auction Services, Inc.	526	19,951
Kelly Services, Inc., Class A	1,441	24,252
Kforce, Inc.	524	14,117
Knoll, Inc.	524	11,675
Korn/Ferry International	524	19,283
ManpowerGroup, Inc.	1,864	168,282
Matthews International Corp., Class A	393	23,505
McGrath RentCorp	262	7,645
Mobile Mini, Inc.	131	4,644
MSA Safety, Inc.	262	12,288
Navigant Consulting, Inc. *	917	16,047
Nielsen Holdings plc	1,504	70,207
On Assignment, Inc. *	131	6,115
Pitney Bowes, Inc.	4,071	87,934
Quad/Graphics, Inc.	1,296	13,375
R.R. Donnelley & Sons Co.	5,713	91,922
Republic Services, Inc.	3,285	144,310
Resources Connection, Inc.	917	16,735
Robert Half International, Inc.	1,510	77,282
Rollins, Inc.	393	10,670
Steelcase, Inc., Class A	1,737	34,740
Stericycle, Inc. *	262	31,629
Team, Inc. *	131	5,002
Tetra Tech, Inc.	1,219	33,876
The ADT Corp.	2,517	89,278
The Brink's Co.	1,048	33,725
The Dun & Bradstreet Corp.	524	56,482
Towers Watson & Co., Class A	262	35,242
TrueBlue, Inc. *	786	23,022
Tyco International plc	3,429	121,078
UniFirst Corp.	131	14,224
Verisk Analytics, Inc. *	594	44,520
Viad Corp.	393	12,132
Waste Connections, Inc.	524	28,558
Waste Management, Inc.	5,721	307,618
West Corp.	246	6,273
		2,288,866
Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	428	9,527
Brunswick Corp.	262	13,789
Carter's, Inc.	392	33,802
Coach, Inc.	5,410	171,876
Columbia Sportswear Co.	262	12,269
Crocs, Inc. *	524	5,830
D.R. Horton, Inc.	1,899	61,357
Deckers Outdoor Corp. *	397	19,429
Fossil Group, Inc. *	758	29,160
G-III Apparel Group Ltd. *	262	12,018
Garmin Ltd.	1,310	49,583
Hanesbrands, Inc.	1,604	49,195
Harman International Industries, Inc.	428	44,152
Hasbro, Inc.	1,441	105,323
    3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Helen of Troy Ltd. *	262	27,093
Iconix Brand Group, Inc. *	581	4,090
Jarden Corp. *	1,364	63,672
La-Z-Boy, Inc.	786	21,073
Leggett & Platt, Inc.	1,572	73,255
Lennar Corp., Class A	536	27,449
lululemon athletica, Inc. *	345	16,498
M.D.C Holdings, Inc.	262	6,872
Mattel, Inc.	5,425	134,865
Meritage Homes Corp. *	262	9,775
Michael Kors Holdings Ltd. *	391	16,821
Mohawk Industries, Inc. *	396	75,525
Newell Rubbermaid, Inc.	1,846	82,442
NIKE, Inc., Class B	4,326	572,243
NVR, Inc. *	50	84,124
Oxford Industries, Inc.	104	7,066
Polaris Industries, Inc.	262	27,623
PulteGroup, Inc.	1,572	30,623
PVH Corp.	468	42,724
Ralph Lauren Corp.	788	97,877
Skechers U.S.A., Inc., Class A *	650	19,630
Smith & Wesson Holding Corp. *	167	3,063
Steven Madden Ltd. *	393	12,537
Sturm Ruger & Co., Inc.	177	9,222
Tempur Sealy International, Inc. *	469	37,286
Toll Brothers, Inc. *	406	15,095
Tupperware Brands Corp.	732	41,556
Under Armour, Inc., Class A *	262	22,590
VF Corp.	1,999	129,335
Whirlpool Corp.	881	143,180
Wolverine World Wide, Inc.	692	12,587
		2,485,101
Consumer Services 2.0%
Apollo Education Group, Inc. *	5,212	36,797
Aramark	741	24,171
Bloomin' Brands, Inc.	468	8,101
Bob Evans Farms, Inc.	618	24,627
Boyd Gaming Corp. *	452	8,855
Brinker International, Inc.	1,113	50,775
Buffalo Wild Wings, Inc. *	80	12,819
Caesars Entertainment Corp. *	1,118	9,469
Capella Education Co.	321	15,408
Career Education Corp. *	5,033	21,239
Carnival Corp.	4,317	218,138
Chipotle Mexican Grill, Inc. *	107	62,012
Choice Hotels International, Inc.	394	20,126
Churchill Downs, Inc.	49	7,201
Cracker Barrel Old Country Store, Inc.	135	16,999
Darden Restaurants, Inc.	1,637	91,950
DeVry Education Group, Inc.	1,127	26,766
DineEquity, Inc.	131	11,114
Domino's Pizza, Inc.	284	30,522
Dunkin' Brands Group, Inc.	313	13,277
Graham Holdings Co., Class B	76	41,135
Grand Canyon Education, Inc. *	190	7,528
H&R Block, Inc.	2,096	76,902
Hilton Worldwide Holdings, Inc.	411	9,543
Houghton Mifflin Harcourt Co. *	394	7,785
Hyatt Hotels Corp., Class A *	262	12,914
International Speedway Corp., Class A	393	13,987
Security	Number of Shares	Value ($)
Jack in the Box, Inc.	476	35,291
K12, Inc. *	156	1,582
Las Vegas Sands Corp.	1,835	80,850
Marriott International, Inc., Class A	1,133	80,341
Marriott Vacations Worldwide Corp.	327	19,891
McDonald's Corp.	11,731	1,339,211
MGM Resorts International *	2,358	53,621
Norwegian Cruise Line Holdings Ltd. *	265	15,222
Panera Bread Co., Class A *	195	35,451
Papa John's International, Inc.	262	15,060
Penn National Gaming, Inc. *	847	13,510
Pinnacle Entertainment, Inc. *	524	17,182
Red Robin Gourmet Burgers, Inc. *	262	17,680
Regis Corp. *	1,310	21,825
Royal Caribbean Cruises Ltd.	1,016	94,092
Ruby Tuesday, Inc. *	1,965	10,866
SeaWorld Entertainment, Inc.	1,925	33,707
Service Corp. International	1,418	39,491
Six Flags Entertainment Corp.	262	13,598
Sotheby's	393	11,126
Starbucks Corp.	4,555	279,631
Starwood Hotels & Resorts Worldwide, Inc.	1,209	86,855
Steiner Leisure Ltd. *	131	8,237
Strayer Education, Inc. *	524	31,016
Texas Roadhouse, Inc.	524	18,340
The Cheesecake Factory, Inc.	655	30,870
The Wendy's Co.	3,668	38,551
Vail Resorts, Inc.	262	31,597
Weight Watchers International, Inc. *(b)	3,909	103,119
Wyndham Worldwide Corp.	1,372	104,162
Wynn Resorts Ltd.	1,045	65,595
Yum! Brands, Inc.	3,308	239,863
		3,867,593
Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	131	23,217
Ally Financial, Inc. *	6,552	130,778
American Express Co.	7,472	535,294
Ameriprise Financial, Inc.	1,282	144,802
Berkshire Hathaway, Inc., Class B *	10,445	1,400,570
BGC Partners, Inc., Class A	1,494	13,573
BlackRock, Inc.	498	181,133
Capital One Financial Corp.	5,316	417,359
Cash America International, Inc.	397	13,399
CBOE Holdings, Inc.	397	28,667
CME Group, Inc.	1,730	168,934
Credit Acceptance Corp. *	14	2,806
Discover Financial Services	3,426	194,460
E*TRADE Financial Corp. *	1,703	51,822
Eaton Vance Corp.	941	33,801
Evercore Partners, Inc., Class A	51	2,832
Ezcorp, Inc., Class A *	2,080	12,043
FactSet Research Systems, Inc.	88	14,919
Federated Investors, Inc., Class B	1,441	45,132
First Cash Financial Services, Inc. *	143	5,561
Franklin Resources, Inc.	3,669	153,804
Greenhill & Co., Inc.	262	6,946
Intercontinental Exchange, Inc.	151	39,236
Invesco Ltd.	2,394	80,654
Janus Capital Group, Inc.	1,307	20,638
4

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	393	18,263
Legg Mason, Inc.	1,735	76,999
Leucadia National Corp.	2,336	41,300
LPL Financial Holdings, Inc.	655	30,117
MarketAxess Holdings, Inc.	27	2,883
McGraw Hill Financial, Inc.	1,835	177,022
Moody's Corp.	673	69,400
Morgan Stanley	7,208	247,234
Morningstar, Inc.	94	7,590
MSCI, Inc.	341	23,911
Nasdaq, Inc.	1,053	61,727
Nelnet, Inc., Class A	367	12,111
Northern Trust Corp.	1,572	117,806
OneMain Holdings, Inc. *	75	3,634
PRA Group, Inc. *	131	5,412
Raymond James Financial, Inc.	524	30,775
Santander Consumer USA Holdings, Inc. *	1,562	27,554
SEI Investments Co.	1,048	57,001
SLM Corp. *	9,766	65,969
State Street Corp.	2,392	173,611
Stifel Financial Corp. *	131	5,942
Synchrony Financial *	325	10,345
T. Rowe Price Group, Inc.	1,706	129,912
TD Ameritrade Holding Corp.	1,055	38,645
The Bank of New York Mellon Corp.	5,747	251,948
The Charles Schwab Corp. (a)	2,910	98,096
The Goldman Sachs Group, Inc.	4,439	843,499
Voya Financial, Inc.	454	18,478
Waddell & Reed Financial, Inc., Class A	524	19,598
World Acceptance Corp. *	386	16,652
		6,405,814
Energy 13.7%
Alon USA Energy, Inc.	670	11,785
Anadarko Petroleum Corp.	4,261	255,234
Apache Corp.	8,166	401,604
Archrock, Inc.	803	8,488
Atwood Oceanics, Inc.	870	13,816
Baker Hughes, Inc.	5,727	309,659
Basic Energy Services, Inc. *	1,134	4,525
Bill Barrett Corp. *	1,687	10,594
Bristow Group, Inc.	538	16,436
Cabot Oil & Gas Corp.	786	14,800
California Resources Corp.	12,819	52,558
Cameron International Corp. *	2,281	155,770
CARBO Ceramics, Inc.	297	5,536
Chesapeake Energy Corp. (b)	13,231	69,727
Chevron Corp.	48,481	4,427,285
Cimarex Energy Co.	404	48,084
Cloud Peak Energy, Inc. *	4,062	10,602
Concho Resources, Inc. *	368	40,274
ConocoPhillips	35,138	1,899,209
CONSOL Energy, Inc.	3,622	28,541
Continental Resources, Inc. *	158	5,735
CVR Energy, Inc.	177	8,452
Delek US Holdings, Inc.	1,230	34,059
Denbury Resources, Inc.	12,030	44,511
Devon Energy Corp.	6,282	289,035
Diamond Offshore Drilling, Inc.	3,151	71,307
Dril-Quip, Inc. *	131	8,267
Security	Number of Shares	Value ($)
Energen Corp.	655	38,835
Energy XXI Ltd.	8,162	12,814
Ensco plc, Class A	6,089	104,244
EOG Resources, Inc.	2,758	230,100
EQT Corp.	524	29,983
Exxon Mobil Corp.	98,990	8,083,523
FMC Technologies, Inc. *	1,597	54,330
Forum Energy Technologies, Inc. *	446	6,984
Frontline Ltd. *(b)	10,543	31,945
Golar LNG Ltd.	334	9,135
Green Plains, Inc.	420	9,950
Gulfmark Offshore, Inc., Class A	788	5,098
Halliburton Co.	11,177	445,403
Helix Energy Solutions Group, Inc. *	840	5,443
Helmerich & Payne, Inc.	869	50,619
Hess Corp.	7,638	450,642
HollyFrontier Corp.	4,578	220,110
Hornbeck Offshore Services, Inc. *	489	5,990
Key Energy Services, Inc. *	14,466	7,699
Kinder Morgan, Inc.	5,387	126,972
Marathon Oil Corp.	20,829	364,716
Marathon Petroleum Corp.	12,235	714,646
Matrix Service Co. *	393	9,035
McDermott International, Inc. *	9,801	43,418
Murphy Oil Corp.	7,731	220,952
Nabors Industries Ltd.	9,790	98,977
National Oilwell Varco, Inc.	6,768	252,717
Newfield Exploration Co. *	1,723	65,922
Newpark Resources, Inc. *	1,049	6,819
Noble Corp. plc (b)	7,206	95,624
Noble Energy, Inc.	3,256	119,398
Nordic American Tankers Ltd.	1,048	15,510
North Atlantic Drilling Ltd. *	7,622	4,184
Oasis Petroleum, Inc. *	176	2,022
Occidental Petroleum Corp.	11,478	867,622
Oceaneering International, Inc.	754	32,980
Oil States International, Inc. *	856	27,152
ONEOK, Inc.	2,099	61,879
Parker Drilling Co. *	2,459	6,762
Patterson-UTI Energy, Inc.	4,287	69,535
PBF Energy, Inc., Class A	707	28,626
PDC Energy, Inc. *	131	7,400
Peabody Energy Corp.	1,947	22,196
Phillips 66	16,585	1,518,025
Pioneer Energy Services Corp. *	2,769	7,006
Pioneer Natural Resources Co.	403	58,334
QEP Resources, Inc.	4,244	67,055
Range Resources Corp.	646	18,463
Renewable Energy Group, Inc. *	263	2,370
Rowan Cos. plc, Class A	1,850	37,611
RPC, Inc.	691	9,156
SandRidge Energy, Inc. *	13,233	3,977
Schlumberger Ltd.	10,841	836,383
SEACOR Holdings, Inc. *	720	40,882
Seadrill Ltd. *(b)	19,707	119,819
SemGroup Corp., Class A	327	11,357
Seventy Seven Energy, Inc. *	1,702	1,889
Ship Finance International Ltd.	524	9,076
SM Energy Co.	664	19,502
Southwestern Energy Co. *	2,738	24,669
Spectra Energy Corp.	6,420	168,204
Stone Energy Corp. *	1,703	12,415
    5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Superior Energy Services, Inc.	1,983	31,074
Targa Resources Corp.	262	10,297
Teekay Corp.	773	21,520
Tesco Corp.	196	1,648
Tesoro Corp.	2,372	273,183
TETRA Technologies, Inc. *	1,395	13,001
The Williams Cos., Inc.	3,763	137,575
Tidewater, Inc.	1,471	13,989
Unit Corp. *	2,359	42,627
Valero Energy Corp.	14,833	1,065,899
W&T Offshore, Inc.	1,705	6,394
Weatherford International plc *	13,681	147,892
Western Refining, Inc.	1,161	52,547
Whiting Petroleum Corp. *	1,966	32,459
World Fuel Services Corp.	3,534	154,047
WPX Energy, Inc. *	6,282	53,900
		26,338,049
Food & Staples Retailing 3.5%
Casey's General Stores, Inc.	655	76,157
Costco Wholesale Corp.	5,681	917,027
CVS Health Corp.	16,303	1,533,949
Ingles Markets, Inc., Class A	472	25,710
PriceSmart, Inc.	131	12,209
Rite Aid Corp. *	5,371	42,323
SpartanNash Co.	675	14,594
Sprouts Farmers Market, Inc. *	106	2,558
SUPERVALU, Inc. *	6,275	42,168
Sysco Corp.	11,177	459,375
The Andersons, Inc.	635	21,888
The Fresh Market, Inc. *	170	4,077
The Kroger Co.	14,441	543,848
United Natural Foods, Inc. *	720	31,615
Wal-Mart Stores, Inc.	36,139	2,126,419
Walgreens Boots Alliance, Inc.	10,086	847,527
Whole Foods Market, Inc.	3,543	103,278
		6,804,722
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	14,102	812,275
Archer-Daniels-Midland Co.	14,891	543,373
B&G Foods, Inc.	269	10,163
Brown-Forman Corp., Class B	1,067	109,410
Bunge Ltd.	4,864	323,991
Cal-Maine Foods, Inc.	262	14,282
Campbell Soup Co.	1,887	98,577
Coca-Cola Enterprises, Inc.	3,567	179,420
ConAgra Foods, Inc.	5,163	211,322
Constellation Brands, Inc., Class A	388	54,421
Darling Ingredients, Inc. *	1,748	19,141
Dean Foods Co.	1,320	24,763
Dr. Pepper Snapple Group, Inc.	1,966	176,448
Flowers Foods, Inc.	1,441	33,892
Fresh Del Monte Produce, Inc.	917	40,082
General Mills, Inc.	6,921	399,757
Hormel Foods Corp.	1,179	88,331
Ingredion, Inc.	796	78,462
J&J Snack Foods Corp.	131	15,285
Kellogg Co.	2,715	186,711
Keurig Green Mountain, Inc.	658	34,479
Security	Number of Shares	Value ($)
Lancaster Colony Corp.	262	30,460
McCormick & Co., Inc. Non-Voting Shares	917	78,789
Mead Johnson Nutrition Co.	524	42,229
Molson Coors Brewing Co., Class B	1,001	92,122
Mondelez International, Inc., Class A	14,402	628,791
Monster Beverage Corp. *	491	75,913
PepsiCo, Inc.	13,422	1,344,347
Philip Morris International, Inc.	19,225	1,680,073
Pilgrim's Pride Corp.	698	15,028
Pinnacle Foods, Inc.	302	13,149
Post Holdings, Inc. *	524	36,428
Reynolds American, Inc.	6,516	301,365
Sanderson Farms, Inc.	391	29,251
Seaboard Corp. *	4	13,200
Snyder's-Lance, Inc.	393	14,568
The Boston Beer Co., Inc., Class A *	10	2,136
The Coca-Cola Co.	32,201	1,372,407
The Hain Celestial Group, Inc. *	262	11,187
The Hershey Co.	783	67,581
The J.M. Smucker Co.	1,317	159,607
The Kraft Heinz Co.	3,690	271,916
The WhiteWave Foods Co. *	495	20,112
TreeHouse Foods, Inc. *	262	22,653
Tyson Foods, Inc., Class A	6,157	307,850
Universal Corp.	732	41,387
Vector Group Ltd.	576	14,579
		10,141,713
Health Care Equipment & Services 5.2%
Abbott Laboratories	9,282	416,947
Aetna, Inc.	4,301	441,928
Air Methods Corp. *	192	8,390
Alere, Inc. *	655	27,032
Align Technology, Inc. *	98	6,541
Allscripts Healthcare Solutions, Inc. *	1,473	22,434
Amedisys, Inc. *	743	30,158
AmerisourceBergen Corp.	2,521	248,671
Amsurg Corp. *	262	22,024
Analogic Corp.	131	10,945
Anthem, Inc.	6,926	903,012
Baxter International, Inc.	7,204	271,231
Becton Dickinson & Co.	1,967	295,542
Boston Scientific Corp. *	7,642	139,696
Brookdale Senior Living, Inc. *	377	8,475
C.R. Bard, Inc.	704	131,521
Cardinal Health, Inc.	5,757	499,995
Centene Corp. *	786	45,392
Cerner Corp. *	524	31,230
Chemed Corp.	262	40,476
Cigna Corp.	1,337	180,468
Community Health Systems, Inc. *	2,073	59,993
CONMED Corp.	262	11,135
DaVita HealthCare Partners, Inc. *	1,191	86,991
DENTSPLY International, Inc.	917	55,625
Edwards Lifesciences Corp. *	295	48,085
Envision Healthcare Holdings, Inc. *	212	5,830
Express Scripts Holding Co. *	6,202	530,147
Greatbatch, Inc. *	262	15,206
Haemonetics Corp. *	262	8,447
Halyard Health, Inc. *	264	8,445
6

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hanger, Inc. *	539	8,392
HCA Holdings, Inc. *	4,865	331,112
Health Net, Inc. *	1,865	117,980
HealthSouth Corp.	393	13,830
Henry Schein, Inc. *	738	115,482
Hill-Rom Holdings, Inc.	786	40,015
Humana, Inc.	2,101	354,355
IDEXX Laboratories, Inc. *	524	37,110
IMS Health Holdings, Inc. *	117	3,243
Integra LifeSciences Holdings Corp. *	131	8,215
Intuitive Surgical, Inc. *	124	64,482
Invacare Corp.	1,572	31,314
Kindred Healthcare, Inc.	2,185	29,170
Laboratory Corp. of America Holdings *	784	95,287
LifePoint Health, Inc. *	786	56,285
LivaNova plc *	131	7,840
Magellan Health, Inc. *	823	43,331
Masimo Corp. *	262	10,868
McKesson Corp.	2,739	518,630
MedAssets, Inc. *	330	9,943
MEDNAX, Inc. *	524	37,398
Medtronic plc	8,497	640,164
Meridian Bioscience, Inc.	408	7,985
Molina Healthcare, Inc. *	524	31,576
Orthofix International N.V. *	177	7,002
Owens & Minor, Inc.	2,234	86,031
Patterson Cos., Inc.	1,179	53,727
PharMerica Corp. *	917	31,196
Quality Systems, Inc.	534	8,678
Quest Diagnostics, Inc.	2,751	187,948
ResMed, Inc.	786	46,822
Select Medical Holdings Corp.	718	8,666
Sirona Dental Systems, Inc. *	131	14,211
St. Jude Medical, Inc.	2,658	167,720
STERIS plc	655	50,029
Stryker Corp.	2,227	214,816
Team Health Holdings, Inc. *	187	10,311
Teleflex, Inc.	276	36,349
Tenet Healthcare Corp. *	1,240	41,156
The Cooper Cos., Inc.	131	19,159
Triple-S Management Corp., Class B *	524	13,855
UnitedHealth Group, Inc.	11,660	1,314,199
Universal Health Services, Inc., Class B	603	73,277
Varian Medical Systems, Inc. *	786	63,493
VCA, Inc. *	564	31,037
WellCare Health Plans, Inc. *	662	54,602
West Pharmaceutical Services, Inc.	524	33,038
Zimmer Biomet Holdings, Inc.	1,688	170,505
		9,963,846
Household & Personal Products 2.0%
Avon Products, Inc.	19,612	67,661
Church & Dwight Co., Inc.	833	71,446
Colgate-Palmolive Co.	6,958	457,001
Edgewell Personal Care Co.	524	42,182
Elizabeth Arden, Inc. *	772	7,913
Herbalife Ltd. *	1,357	78,340
Kimberly-Clark Corp.	3,317	395,221
Nu Skin Enterprises, Inc., Class A	827	28,838
Spectrum Brands Holdings, Inc.	131	12,407
The Clorox Co.	934	116,096
Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	1,101	92,616
The Procter & Gamble Co.	32,765	2,452,133
WD-40 Co.	131	12,939
		3,834,793
Insurance 3.7%
ACE Ltd.	2,385	273,917
Aflac, Inc.	4,807	313,609
Alleghany Corp. *	57	29,034
Allied World Assurance Co. Holdings AG	1,197	43,475
Ambac Financial Group, Inc. *	471	7,950
American Equity Investment Life Holding Co.	536	14,370
American Financial Group, Inc.	1,048	77,552
American International Group, Inc.	10,774	685,011
Aon plc	1,706	161,626
Arch Capital Group Ltd. *	1,463	106,024
Argo Group International Holdings Ltd.	296	18,805
Arthur J. Gallagher & Co.	786	34,388
Aspen Insurance Holdings Ltd.	1,048	52,945
Assurant, Inc.	1,598	136,661
Assured Guaranty Ltd.	1,084	28,661
Axis Capital Holdings Ltd.	1,727	96,712
Brown & Brown, Inc.	655	21,261
Cincinnati Financial Corp.	1,596	97,532
CNA Financial Corp.	69	2,535
CNO Financial Group, Inc.	2,267	45,861
Employers Holdings, Inc.	572	15,679
Endurance Specialty Holdings Ltd.	1,057	69,720
Everest Re Group Ltd.	528	97,384
First American Financial Corp.	1,179	46,500
FNF Group	2,533	90,808
Genworth Financial, Inc., Class A *	8,934	45,117
Horace Mann Educators Corp.	393	13,727
Infinity Property & Casualty Corp.	262	22,401
Kemper Corp.	933	38,356
Lincoln National Corp.	1,439	79,131
Loews Corp.	4,979	188,654
Maiden Holdings Ltd.	140	2,157
Markel Corp. *	35	31,681
Marsh & McLennan Cos., Inc.	3,462	191,449
MBIA, Inc. *	1,381	9,073
Mercury General Corp.	393	20,338
MetLife, Inc.	5,812	296,935
Old Republic International Corp.	2,398	45,466
PartnerRe Ltd.	949	132,034
Primerica, Inc.	800	40,992
Principal Financial Group, Inc.	1,731	89,077
ProAssurance Corp.	798	42,222
Prudential Financial, Inc.	3,144	272,113
Reinsurance Group of America, Inc.	814	74,790
RenaissanceRe Holdings Ltd.	822	91,045
RLI Corp.	524	31,807
Safety Insurance Group, Inc.	131	7,337
Selective Insurance Group, Inc.	565	19,498
StanCorp Financial Group, Inc.	534	60,684
Stewart Information Services Corp.	264	11,442
Symetra Financial Corp.	524	16,496
The Allstate Corp.	4,109	257,881
The Chubb Corp.	3,577	466,906
    7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Hanover Insurance Group, Inc.	534	45,176
The Hartford Financial Services Group, Inc.	5,172	236,050
The Progressive Corp.	8,444	260,244
The Travelers Cos., Inc.	8,215	941,193
Torchmark Corp.	1,362	82,564
Unum Group	3,799	139,347
Validus Holdings Ltd.	929	43,830
W.R. Berkley Corp.	1,594	88,722
White Mountains Insurance Group Ltd.	100	80,800
XL Group plc	2,625	100,222
		7,184,977
Materials 3.8%
A. Schulman, Inc.	524	18,136
Air Products & Chemicals, Inc.	1,576	215,739
Airgas, Inc.	662	91,488
Albemarle Corp.	1,273	68,182
Alcoa, Inc.	16,506	154,496
Allegheny Technologies, Inc.	1,834	23,237
AptarGroup, Inc.	655	48,784
Ashland, Inc.	624	70,294
Avery Dennison Corp.	1,334	87,991
Axalta Coating Systems Ltd. *	177	5,137
Axiall Corp.	784	16,339
Ball Corp.	1,834	127,316
Bemis Co., Inc.	1,310	61,727
Berry Plastics Group, Inc. *	355	12,908
Boise Cascade Co. *	394	12,332
Cabot Corp.	1,055	45,935
Calgon Carbon Corp.	343	5,800
Carpenter Technology Corp.	393	14,124
Celanese Corp., Series A	1,179	83,414
Century Aluminum Co. *	559	2,085
CF Industries Holdings, Inc.	2,201	101,554
Chemtura Corp. *	1,048	32,195
Clearwater Paper Corp. *	131	6,394
Cliffs Natural Resources, Inc. (b)	20,142	45,118
Coeur Mining, Inc. *	2,797	7,160
Commercial Metals Co.	3,668	54,250
Compass Minerals International, Inc.	262	22,045
Crown Holdings, Inc. *	786	40,801
Cytec Industries, Inc.	918	68,731
Domtar Corp.	2,490	102,314
E.I. du Pont de Nemours & Co.	7,469	502,962
Eagle Materials, Inc.	110	7,599
Eastman Chemical Co.	1,326	96,334
Ecolab, Inc.	1,001	119,279
Ferro Corp. *	1,214	14,580
FMC Corp.	1,097	47,138
Freeport-McMoRan, Inc.	34,821	284,836
Globe Specialty Metals, Inc.	786	7,994
Graphic Packaging Holding Co.	3,013	41,188
Greif, Inc., Class A	688	24,403
H.B. Fuller Co.	524	20,860
Hecla Mining Co.	4,372	8,438
Huntsman Corp.	3,237	40,527
Innophos Holdings, Inc.	262	7,787
Innospec, Inc.	293	17,111
International Flavors & Fragrances, Inc.	524	62,885
International Paper Co.	5,216	218,185
Security	Number of Shares	Value ($)
Intrepid Potash, Inc. *	540	1,939
Kaiser Aluminum Corp.	262	22,459
KapStone Paper & Packaging Corp.	524	12,717
Koppers Holdings, Inc.	821	18,743
Kraton Performance Polymers, Inc. *	393	8,744
Louisiana-Pacific Corp. *	786	14,462
LSB Industries, Inc. *	226	1,607
LyondellBasell Industries N.V., Class A	6,027	577,507
Martin Marietta Materials, Inc.	264	41,554
Materion Corp.	262	7,603
Minerals Technologies, Inc.	393	24,185
Monsanto Co.	3,278	311,935
Myers Industries, Inc.	524	8,122
Neenah Paper, Inc.	100	6,647
NewMarket Corp.	73	30,160
Newmont Mining Corp.	13,096	241,097
Nucor Corp.	5,552	230,130
Olin Corp.	1,312	28,562
Owens-Illinois, Inc. *	2,771	53,453
P.H. Glatfelter Co.	655	11,652
Packaging Corp. of America	659	44,805
PolyOne Corp.	655	23,567
PPG Industries, Inc.	1,912	202,175
Praxair, Inc.	2,467	278,278
Quaker Chemical Corp.	71	6,051
Reliance Steel & Aluminum Co.	1,694	99,624
Royal Gold, Inc.	177	6,363
RPM International, Inc.	1,179	55,389
Schnitzer Steel Industries, Inc., Class A	2,220	36,652
Schweitzer-Mauduit International, Inc.	262	10,957
Sealed Air Corp.	1,303	59,104
Sensient Technologies Corp.	524	35,024
Silgan Holdings, Inc.	524	28,469
Sonoco Products Co.	1,441	63,145
Southern Copper Corp.	2,134	54,908
Steel Dynamics, Inc.	3,930	68,343
Stepan Co.	458	23,844
Stillwater Mining Co. *	655	6,131
SunCoke Energy, Inc.	642	2,427
The Dow Chemical Co.	12,202	636,090
The Mosaic Co.	5,643	178,545
The Scotts Miracle-Gro Co., Class A	524	36,570
The Sherwin-Williams Co.	313	86,410
The Valspar Corp.	655	55,341
Tronox Ltd., Class A	671	3,905
United States Steel Corp.	5,240	42,287
Vulcan Materials Co.	687	70,534
W.R. Grace & Co. *	131	12,867
Westlake Chemical Corp.	262	15,733
WestRock Co.	2,074	105,007
Worthington Industries, Inc.	786	24,185
		7,194,140
Media 3.4%
AMC Networks, Inc., Class A *	131	10,652
Cablevision Systems Corp., Class A	3,897	118,859
CBS Corp., Class B Non-Voting Shares	5,536	279,457
Charter Communications, Inc., Class A *	514	96,303
Cinemark Holdings, Inc.	1,173	40,703
Comcast Corp., Class A	16,768	1,020,500
Comcast Corp., Special Class A	1,511	92,231
8

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Discovery Communications, Inc., Class A *	3,800	118,332
Discovery Communications, Inc., Class C *	4,461	131,956
DISH Network Corp., Class A *	1,245	78,074
DreamWorks Animation SKG, Inc., Class A *	961	23,679
John Wiley & Sons, Inc., Class A	393	20,275
Liberty Media Corp., Class A *	687	27,830
Liberty Media Corp., Class C *	1,372	53,645
Lions Gate Entertainment Corp.	262	8,892
Live Nation Entertainment, Inc. *	882	22,394
Loral Space & Communications, Inc. *	382	16,900
Meredith Corp.	421	19,640
MSG Networks, Inc., Class A *	262	5,182
National CineMedia, Inc.	797	12,648
News Corp., Class A	7,268	104,296
News Corp., Class B	684	9,891
Omnicom Group, Inc.	2,751	203,354
Regal Entertainment Group, Class A	1,310	24,563
Scholastic Corp.	786	33,578
Scripps Networks Interactive, Inc., Class A	784	44,531
Sinclair Broadcast Group, Inc., Class A	285	10,004
Sirius XM Holdings, Inc. *	5,675	23,324
Starz, Class A *	103	3,634
TEGNA, Inc.	2,884	81,473
The Interpublic Group of Cos., Inc.	3,735	85,905
The New York Times Co., Class A	1,500	21,120
The Walt Disney Co.	10,264	1,164,656
Thomson Reuters Corp.	4,441	179,150
Time Warner Cable, Inc.	3,784	699,170
Time Warner, Inc.	11,553	808,479
Time, Inc.	1,207	20,084
Tribune Media Co., Class A	201	7,841
Twenty-First Century Fox, Inc., Class A	11,475	338,627
Twenty-First Century Fox, Inc., Class B	1,327	39,744
Viacom, Inc., Class B	7,380	367,450
		6,469,026
Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	5,734	333,432
Agilent Technologies, Inc.	2,252	94,179
Alexion Pharmaceuticals, Inc. *	131	23,376
Allergan plc *	262	82,239
Amgen, Inc.	5,487	883,956
Bio-Rad Laboratories, Inc., Class A *	252	35,209
Bio-Techne Corp.	131	11,949
Biogen, Inc. *	498	142,856
Bristol-Myers Squibb Co.	10,208	684,038
Bruker Corp. *	426	9,645
Celgene Corp. *	1,669	182,672
Charles River Laboratories International, Inc. *	488	37,366
Eli Lilly & Co.	8,253	677,076
Endo International plc *	669	41,130
Gilead Sciences, Inc.	3,839	406,780
Illumina, Inc. *	135	24,826
Impax Laboratories, Inc. *	393	17,316
Jazz Pharmaceuticals plc *	18	2,639
Johnson & Johnson	21,226	2,148,920
Security	Number of Shares	Value ($)
Mallinckrodt plc *	330	22,410
Merck & Co., Inc.	23,638	1,253,050
Mettler-Toledo International, Inc. *	180	61,700
Mylan N.V. *	1,844	94,597
Myriad Genetics, Inc. *	365	15,878
PAREXEL International Corp. *	262	17,777
PDL BioPharma, Inc.	1,572	5,950
PerkinElmer, Inc.	917	48,748
Perrigo Co., plc	262	39,140
Pfizer, Inc.	63,743	2,088,858
Prestige Brands Holdings, Inc. *	186	9,466
QIAGEN N.V. *	786	20,782
Quintiles Transnational Holdings, Inc. *	172	11,694
Regeneron Pharmaceuticals, Inc. *	8	4,356
Thermo Fisher Scientific, Inc.	1,648	228,083
United Therapeutics Corp. *	131	19,995
Waters Corp. *	524	69,598
Zoetis, Inc.	1,643	76,728
		9,928,414
Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	434	39,967
Altisource Portfolio Solutions S.A. *	84	2,417
American Campus Communities, Inc.	395	15,958
American Capital Agency Corp.	2,245	40,298
American Tower Corp.	988	98,187
Annaly Capital Management, Inc.	18,177	174,136
Anworth Mortgage Asset Corp.	1,310	6,301
Apartment Investment & Management Co., Class A	1,314	50,077
AvalonBay Communities, Inc.	393	71,443
BioMed Realty Trust, Inc.	1,329	31,192
Boston Properties, Inc.	667	83,368
Brandywine Realty Trust	1,441	19,828
Brixmor Property Group, Inc.	188	4,721
Camden Property Trust	393	30,017
Capstead Mortgage Corp.	786	7,459
CBL & Associates Properties, Inc.	1,383	18,076
CBRE Group, Inc., Class A *	1,179	44,177
Chambers Street Properties	266	2,000
Chimera Investment Corp.	2,108	29,702
Columbia Property Trust, Inc.	823	20,624
Corporate Office Properties Trust	1,054	23,494
Corrections Corp. of America	1,060	27,327
Crown Castle International Corp.	828	71,134
CubeSmart	110	3,203
DCT Industrial Trust, Inc.	343	13,092
DDR Corp.	1,310	22,336
DiamondRock Hospitality Co.	1,310	14,580
Digital Realty Trust, Inc.	655	47,232
Douglas Emmett, Inc.	524	16,234
Duke Realty Corp.	2,096	42,654
DuPont Fabros Technology, Inc.	259	8,557
EastGroup Properties, Inc.	131	7,626
EPR Properties	262	14,682
Equinix, Inc.	136	40,324
Equity Commonwealth *	1,310	36,182
Equity LifeStyle Properties, Inc.	482	30,067
Equity One, Inc.	592	16,120
Equity Residential	1,388	110,790
Essex Property Trust, Inc.	168	38,773
    9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Extra Space Storage, Inc.	262	21,943
Federal Realty Investment Trust	262	38,388
Forest City Enterprises, Inc., Class A *	110	2,446
Franklin Street Properties Corp.	859	8,994
General Growth Properties, Inc.	1,989	50,660
Government Properties Income Trust	398	6,738
Hatteras Financial Corp.	1,512	21,289
HCP, Inc.	2,365	84,028
Healthcare Realty Trust, Inc.	393	10,686
Healthcare Trust of America, Inc., Class A	410	10,705
Hersha Hospitality Trust	584	13,788
Highwoods Properties, Inc.	655	28,532
Hospitality Properties Trust	1,572	43,654
Host Hotels & Resorts, Inc.	4,454	73,936
Invesco Mortgage Capital, Inc.	1,085	14,561
Investors Real Estate Trust	1,125	9,191
Iron Mountain, Inc.	2,255	62,644
Jones Lang LaSalle, Inc.	243	40,367
Kilroy Realty Corp.	262	17,483
Kimco Realty Corp.	2,489	64,938
Lamar Advertising Co., Class A	321	18,750
LaSalle Hotel Properties	524	14,782
Lexington Realty Trust	1,048	9,002
Liberty Property Trust	917	31,086
Mack-Cali Realty Corp.	1,441	33,864
Medical Properties Trust, Inc.	570	6,846
MFA Financial, Inc.	4,326	30,196
Mid-America Apartment Communities, Inc.	401	35,513
National Retail Properties, Inc.	397	15,269
New Residential Investment Corp.	287	3,651
NorthStar Realty Finance Corp.	262	4,726
Omega Healthcare Investors, Inc.	393	13,535
Outfront Media, Inc.	532	12,156
Pennsylvania Real Estate Investment Trust	524	11,297
PennyMac Mortgage Investment Trust	338	5,624
Piedmont Office Realty Trust, Inc., Class A	1,987	38,727
Plum Creek Timber Co., Inc.	1,636	83,125
Post Properties, Inc.	247	14,563
Potlatch Corp.	524	17,512
Prologis, Inc.	1,508	64,467
PS Business Parks, Inc.	131	11,583
Public Storage	524	125,791
Rayonier, Inc.	1,723	41,576
Realogy Holdings Corp. *	229	9,460
Realty Income Corp.	710	35,230
Redwood Trust, Inc.	786	10,831
Regency Centers Corp.	677	45,616
Retail Properties of America, Inc., Class A	944	14,443
RLJ Lodging Trust	709	17,300
Ryman Hospitality Properties, Inc.	262	14,237
Sabra Health Care REIT, Inc.	655	13,545
Senior Housing Properties Trust	1,119	16,170
Simon Property Group, Inc.	1,069	199,091
SL Green Realty Corp.	262	30,937
Sovran Self Storage, Inc.	131	13,164
Spirit Realty Capital, Inc.	232	2,278
Starwood Property Trust, Inc.	1,108	22,526
Security	Number of Shares	Value ($)
Sun Communities, Inc.	131	8,757
Sunstone Hotel Investors, Inc.	924	13,564
Tanger Factory Outlet Centers, Inc.	262	8,727
Taubman Centers, Inc.	262	18,830
The Geo Group, Inc.	393	11,523
The Macerich Co.	524	40,951
Two Harbors Investment Corp.	1,098	9,333
UDR, Inc.	1,485	54,811
Ventas, Inc.	1,476	78,730
Vornado Realty Trust	1,049	101,501
Washington Real Estate Investment Trust	393	10,811
Weingarten Realty Investors	786	27,479
Welltower, Inc.	935	59,083
Weyerhaeuser Co.	8,733	280,941
WP Carey, Inc.	262	16,210
		3,829,046
Retailing 5.0%
Aaron's, Inc.	1,703	41,332
Abercrombie & Fitch Co., Class A (b)	3,144	80,392
Advance Auto Parts, Inc.	445	72,415
Amazon.com, Inc. *	561	372,953
American Eagle Outfitters, Inc.	5,235	81,509
Asbury Automotive Group, Inc. *	270	20,277
Ascena Retail Group, Inc. *	2,578	29,209
AutoNation, Inc. *	1,070	68,394
AutoZone, Inc. *	131	102,674
Barnes & Noble, Inc.	1,019	13,043
Bed Bath & Beyond, Inc. *	3,207	174,846
Best Buy Co., Inc.	8,518	270,702
Big Lots, Inc.	1,853	83,366
Burlington Stores, Inc. *	300	14,433
Cabela's, Inc. *	336	15,748
Caleres, Inc.	917	25,768
CarMax, Inc. *	1,310	75,063
Chico's FAS, Inc.	2,712	32,544
Citi Trends, Inc.	282	5,592
Conn's, Inc. *	62	1,654
Core-Mark Holding Co., Inc.	1,022	87,166
CST Brands, Inc.	3,734	139,054
Dick's Sporting Goods, Inc.	1,026	40,045
Dillard's, Inc., Class A	524	39,300
Dollar General Corp.	2,620	171,374
Dollar Tree, Inc. *	2,002	151,071
DSW, Inc., Class A	917	21,054
Expedia, Inc.	463	57,000
Express, Inc. *	1,441	24,122
Five Below, Inc. *	184	5,154
Foot Locker, Inc.	1,504	97,760
Fred's, Inc., Class A	1,310	21,589
GameStop Corp., Class A (b)	3,779	132,378
Genesco, Inc. *	262	14,190
Genuine Parts Co.	1,966	178,179
GNC Holdings, Inc., Class A	588	17,528
Group 1 Automotive, Inc.	524	42,559
Guess?, Inc.	2,228	43,869
Haverty Furniture Cos., Inc.	117	2,824
Hibbett Sports, Inc. *	165	5,414
HSN, Inc.	262	13,074
J.C. Penney Co., Inc. *(b)	17,425	138,877
10

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kohl's Corp.	5,875	276,889
L Brands, Inc.	1,895	180,802
Lands' End, Inc. *	121	2,909
Liberty Interactive Corp. QVC Group, Class A *	4,884	129,328
Liberty TripAdvisor Holdings, Inc., Class A *	100	2,994
Lithia Motors, Inc., Class A	262	32,551
LKQ Corp. *	1,254	36,980
Lowe's Cos., Inc.	12,817	981,782
Lumber Liquidators Holdings, Inc. *	305	4,764
Macy's, Inc.	4,366	170,623
Monro Muffler Brake, Inc.	131	9,699
Murphy USA, Inc. *	3,030	180,467
Netflix, Inc. *	407	50,195
Nordstrom, Inc.	1,611	90,715
Nutrisystem, Inc.	840	19,270
O'Reilly Automotive, Inc. *	655	172,835
Office Depot, Inc. *	7,272	47,923
Outerwall, Inc.	350	21,665
Penske Automotive Group, Inc.	655	30,562
Pier 1 Imports, Inc.	1,920	12,979
Pool Corp.	262	21,495
Rent-A-Center, Inc.	2,131	36,568
Restoration Hardware Holdings, Inc. *	27	2,427
Ross Stores, Inc.	2,281	118,635
Sally Beauty Holdings, Inc. *	528	13,654
Sears Holdings Corp. *	1,582	35,010
Select Comfort Corp. *	262	6,188
Shutterfly, Inc. *	178	8,170
Signet Jewelers Ltd.	589	77,389
Sonic Automotive, Inc., Class A	917	22,246
Stage Stores, Inc.	786	6,084
Staples, Inc.	22,928	276,741
Stein Mart, Inc.	561	4,337
Target Corp.	12,118	878,555
The Buckle, Inc.	551	17,494
The Cato Corp., Class A	393	15,437
The Children's Place, Inc.	530	25,610
The Finish Line, Inc., Class A	786	13,040
The Gap, Inc.	5,283	141,215
The Home Depot, Inc.	11,790	1,578,445
The Men's Wearhouse, Inc.	917	18,331
The Pep Boys-Manny, Moe & Jack *	1,179	18,310
The Priceline Group, Inc. *	97	121,138
The TJX Cos., Inc.	6,274	442,944
Tiffany & Co.	669	53,306
Tractor Supply Co.	917	81,934
TripAdvisor, Inc. *	131	10,790
Tuesday Morning Corp. *	783	5,230
Ulta Salon, Cosmetics & Fragrance, Inc. *	275	45,925
Urban Outfitters, Inc. *	1,383	30,979
Vitamin Shoppe, Inc. *	271	8,266
Williams-Sonoma, Inc.	947	59,974
		9,677,294
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	14,533	34,298
Altera Corp.	1,236	65,261
Amkor Technology, Inc. *	1,418	9,642
Security	Number of Shares	Value ($)
Analog Devices, Inc.	1,655	101,998
Applied Materials, Inc.	11,764	220,810
Atmel Corp.	4,379	37,878
Avago Technologies Ltd.	592	77,226
Broadcom Corp., Class A	2,360	128,927
Brooks Automation, Inc.	1,048	11,685
Cabot Microelectronics Corp. *	593	24,882
Cirrus Logic, Inc. *	423	13,984
Cree, Inc. *	350	9,674
Cypress Semiconductor Corp. *	3,859	41,754
Diodes, Inc. *	393	9,153
Entegris, Inc. *	1,310	17,842
Fairchild Semiconductor International, Inc. *	1,778	34,742
First Solar, Inc. *	666	37,636
Freescale Semiconductor Ltd. *	305	11,868
Integrated Device Technology, Inc. *	1,013	28,405
Intel Corp.	66,089	2,297,915
Intersil Corp., Class A	1,974	28,583
KLA-Tencor Corp.	1,788	118,848
Lam Research Corp.	953	74,525
Linear Technology Corp.	1,310	59,893
Marvell Technology Group Ltd.	8,499	75,301
Maxim Integrated Products, Inc.	2,620	101,577
Microchip Technology, Inc.	1,441	69,571
Micron Technology, Inc. *	5,557	88,523
Microsemi Corp. *	253	9,111
MKS Instruments, Inc.	524	19,320
NVIDIA Corp.	3,388	107,467
OmniVision Technologies, Inc. *	524	15,301
ON Semiconductor Corp. *	3,406	37,330
Photronics, Inc. *	1,048	11,497
PMC-Sierra, Inc. *	1,179	13,948
Silicon Laboratories, Inc. *	393	21,265
Skyworks Solutions, Inc.	465	38,604
Synaptics, Inc. *	189	16,967
Teradyne, Inc.	1,310	27,222
Texas Instruments, Inc.	9,127	530,461
Veeco Instruments, Inc. *	813	16,626
Xilinx, Inc.	1,614	80,200
		4,777,720
Software & Services 7.3%
Accenture plc, Class A	4,920	527,522
ACI Worldwide, Inc. *	399	9,384
Activision Blizzard, Inc.	5,567	209,653
Acxiom Corp. *	1,048	23,999
Adobe Systems, Inc. *	1,656	151,458
Akamai Technologies, Inc. *	663	38,195
Alliance Data Systems Corp. *	307	88,063
Alphabet, Inc., Class A *	735	560,695
Alphabet, Inc., Class C *	728	540,613
Amdocs Ltd.	1,834	103,749
ANSYS, Inc. *	293	27,311
Autodesk, Inc. *	1,048	66,517
Automatic Data Processing, Inc.	2,844	245,323
AVG Technologies N.V. *	128	2,700
Booz Allen Hamilton Holding Corp.	1,507	45,888
Broadridge Financial Solutions, Inc.	917	50,417
CA, Inc.	3,985	112,018
CACI International, Inc., Class A *	530	53,138
    11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	655	14,606
Cardtronics, Inc. *	65	2,445
Cimpress N.V. *	262	24,167
Citrix Systems, Inc. *	941	72,146
Cognizant Technology Solutions Corp., Class A *	1,866	120,506
Computer Sciences Corp.	2,378	74,503
Convergys Corp.	1,965	50,618
CoreLogic, Inc. *	1,344	49,540
CSG Systems International, Inc.	655	23,403
CSRA, Inc. *	2,378	74,931
DST Systems, Inc.	524	64,075
EarthLink Holdings Corp.	4,235	38,920
eBay, Inc. *	6,420	189,968
Electronic Arts, Inc. *	898	60,875
Euronet Worldwide, Inc. *	264	20,518
Everi Holdings, Inc. *	1,575	6,016
Facebook, Inc., Class A *	818	85,268
Fair Isaac Corp.	372	35,433
Fidelity National Information Services, Inc.	2,620	166,815
Fiserv, Inc. *	1,558	149,942
FleetCor Technologies, Inc. *	67	10,299
Gartner, Inc. *	262	24,445
Genpact Ltd. *	921	23,209
Global Payments, Inc.	786	55,688
Heartland Payment Systems, Inc.	262	20,787
IAC/InterActiveCorp	955	59,964
International Business Machines Corp.	16,413	2,288,300
Intuit, Inc.	1,594	159,719
j2 Global, Inc.	262	21,083
Jack Henry & Associates, Inc.	393	31,196
Leidos Holdings, Inc.	2,310	133,818
LinkedIn Corp., Class A *	15	3,647
Manhattan Associates, Inc. *	126	9,652
ManTech International Corp., Class A	524	17,549
MasterCard, Inc., Class A	2,765	270,749
MAXIMUS, Inc.	393	22,303
Mentor Graphics Corp.	393	7,361
Microsoft Corp.	71,575	3,890,101
Monster Worldwide, Inc. *	5,254	33,836
NeuStar, Inc., Class A *	1,442	36,338
Nuance Communications, Inc. *	923	19,318
Oracle Corp.	26,472	1,031,614
Paychex, Inc.	2,227	120,815
Progress Software Corp. *	393	9,428
PTC, Inc. *	524	18,885
Rackspace Hosting, Inc. *	264	7,556
Red Hat, Inc. *	290	23,609
Rovi Corp. *	684	8,078
salesforce.com, Inc. *	262	20,879
Science Applications International Corp.	794	39,891
Solera Holdings, Inc.	442	23,753
SS&C Technologies Holdings, Inc.	42	3,020
Sykes Enterprises, Inc. *	655	20,842
Symantec Corp.	8,158	159,734
Synopsys, Inc. *	791	39,613
Take-Two Interactive Software, Inc. *	655	23,167
Teradata Corp. *	1,405	42,024
The Western Union Co.	8,864	167,175
Total System Services, Inc.	907	50,756
Security	Number of Shares	Value ($)
Travelport Worldwide Ltd.	265	3,527
Unisys Corp. *	572	7,356
Vantiv, Inc., Class A *	265	13,968
VeriFone Systems, Inc. *	696	19,961
VeriSign, Inc. *	786	70,300
Visa, Inc., Class A	4,574	361,392
VMware, Inc., Class A *	131	8,045
WebMD Health Corp. *	298	13,556
WEX, Inc. *	131	12,349
Xerox Corp.	20,873	220,210
Yahoo! Inc. *	3,312	111,979
		13,974,182
Technology Hardware & Equipment 4.4%
ADTRAN, Inc.	786	12,820
Amphenol Corp., Class A	1,574	86,649
Anixter International, Inc. *	656	44,713
Apple, Inc.	21,679	2,564,626
ARRIS Group, Inc. *	917	28,033
Arrow Electronics, Inc. *	2,620	148,187
Avnet, Inc.	3,969	179,875
AVX Corp.	161	2,172
Belden, Inc.	268	16,822
Benchmark Electronics, Inc. *	1,572	33,735
Brocade Communications Systems, Inc.	3,537	33,195
CDW Corp.	411	17,743
Cisco Systems, Inc.	49,268	1,342,553
Cognex Corp.	262	9,720
Coherent, Inc. *	262	17,795
CommScope Holding Co., Inc. *	374	10,704
Comtech Telecommunications Corp.	393	8,658
Corning, Inc.	13,140	246,112
Diebold, Inc.	917	31,792
Dolby Laboratories, Inc., Class A	690	23,860
EchoStar Corp., Class A *	393	15,370
Electronics For Imaging, Inc. *	426	20,908
EMC Corp.	16,641	421,683
F5 Networks, Inc. *	262	26,986
Fabrinet *	402	9,620
FEI Co.	131	10,481
Finisar Corp. *	524	6,325
FLIR Systems, Inc.	1,342	41,012
Harmonic, Inc. *	354	1,958
Harris Corp.	1,922	159,776
HP, Inc.	52,534	658,776
II-VI, Inc. *	131	2,439
Ingram Micro, Inc., Class A	7,866	243,295
Insight Enterprises, Inc. *	1,179	31,574
InterDigital, Inc.	262	13,805
IPG Photonics Corp. *	27	2,462
Itron, Inc. *	548	19,701
Jabil Circuit, Inc.	5,109	130,739
Juniper Networks, Inc.	4,894	147,456
Keysight Technologies, Inc. *	663	20,427
Knowles Corp. *	939	15,465
Lexmark International, Inc., Class A	1,572	53,983
Littelfuse, Inc.	131	14,221
Motorola Solutions, Inc.	2,697	193,591
MTS Systems Corp.	131	8,334
National Instruments Corp.	524	16,454
NCR Corp. *	1,474	39,960
12

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NetApp, Inc.	2,226	68,249
NETGEAR, Inc. *	657	28,980
OSI Systems, Inc. *	131	12,266
Plantronics, Inc.	262	13,863
Plexus Corp. *	655	24,366
Polycom, Inc. *	2,472	33,693
QLogic Corp. *	2,489	32,108
QUALCOMM, Inc.	8,899	434,182
Rofin-Sinar Technologies, Inc. *	755	21,699
SanDisk Corp.	1,751	129,346
Sanmina Corp. *	1,723	39,060
ScanSource, Inc. *	524	20,132
SYNNEX Corp.	667	62,878
Tech Data Corp. *	2,491	168,516
Trimble Navigation Ltd. *	1,006	23,037
TTM Technologies, Inc. *	1,078	8,452
ViaSat, Inc. *	131	8,119
Viavi Solutions, Inc. *	2,096	13,331
Vishay Intertechnology, Inc.	2,751	32,792
Western Digital Corp.	1,844	115,084
Zebra Technologies Corp., Class A *	394	31,599
		8,508,317
Telecommunication Services 3.8%
AT&T, Inc.	128,795	4,336,528
CenturyLink, Inc.	12,024	323,806
Cincinnati Bell, Inc. *	7,230	27,257
Consolidated Communications Holdings, Inc.	524	11,418
Frontier Communications Corp.	25,296	126,227
General Communication, Inc., Class A *	131	2,721
Inteliquent, Inc.	416	7,991
Intelsat S.A. *	1,245	5,789
Iridium Communications, Inc. *	933	7,623
Level 3 Communications, Inc. *	923	46,916
NTELOS Holdings Corp. *	1,435	13,159
SBA Communications Corp., Class A *	262	27,552
T-Mobile US, Inc. *	524	18,602
Telephone & Data Systems, Inc.	3,159	89,368
Verizon Communications, Inc.	46,022	2,091,700
Vonage Holdings Corp. *	3,092	19,943
Windstream Holdings, Inc. (b)	4,960	30,901
Zayo Group Holdings, Inc. *	96	2,333
		7,189,834
Transportation 1.8%
Alaska Air Group, Inc.	786	62,668
Allegiant Travel Co.	66	11,559
AMERCO	26	10,540
American Airlines Group, Inc.	724	29,872
ArcBest Corp.	536	12,907
Atlas Air Worldwide Holdings, Inc. *	402	16,611
Avis Budget Group, Inc. *	1,538	57,506
C.H. Robinson Worldwide, Inc.	2,376	160,214
Copa Holdings S.A., Class A	471	24,327
CSX Corp.	11,370	323,249
Delta Air Lines, Inc.	935	43,440
Expeditors International of Washington, Inc.	2,312	112,224
FedEx Corp.	3,368	533,963
Security	Number of Shares	Value ($)
Forward Air Corp.	262	12,600
Genesee & Wyoming, Inc., Class A *	131	9,074
Hawaiian Holdings, Inc. *	418	15,132
Heartland Express, Inc.	655	12,550
Hertz Global Holdings, Inc. *	6,376	101,123
Hub Group, Inc., Class A *	524	20,190
J.B. Hunt Transport Services, Inc.	655	51,247
JetBlue Airways Corp. *	2,011	49,752
Kansas City Southern	386	35,095
Kirby Corp. *	260	16,796
Knight Transportation, Inc.	655	17,371
Landstar System, Inc.	524	32,708
Macquarie Infrastructure Corp.	100	7,503
Matson, Inc.	617	31,905
Navios Maritime Holdings, Inc.	1,925	3,061
Norfolk Southern Corp.	3,076	292,404
Old Dominion Freight Line, Inc. *	200	12,742
Republic Airways Holdings, Inc. *	1,335	5,660
Ryder System, Inc.	1,068	70,445
Saia, Inc. *	186	4,559
SkyWest, Inc.	2,370	48,846
Southwest Airlines Co.	860	39,457
Spirit Airlines, Inc. *	189	6,949
Swift Transportation Co. *	786	12,552
Union Pacific Corp.	6,157	516,880
United Continental Holdings, Inc. *	690	38,454
United Parcel Service, Inc., Class B	4,971	512,063
UTi Worldwide, Inc. *	3,374	23,618
Werner Enterprises, Inc.	917	24,722
Wesco Aircraft Holdings, Inc. *	263	3,519
		3,428,057
Utilities 4.1%
AES Corp.	17,508	174,905
AGL Resources, Inc.	1,059	66,262
ALLETE, Inc.	393	20,023
Alliant Energy Corp.	1,338	80,534
Ameren Corp.	4,109	179,810
American Electric Power Co., Inc.	6,422	359,696
American States Water Co.	262	10,959
American Water Works Co., Inc.	1,608	92,878
Aqua America, Inc.	787	23,098
Atmos Energy Corp.	1,441	89,789
Avista Corp.	786	27,203
Black Hills Corp.	393	16,868
California Water Service Group	393	8,854
Calpine Corp. *	5,733	84,734
CenterPoint Energy, Inc.	6,993	118,531
Cleco Corp.	773	38,735
CMS Energy Corp.	3,348	117,247
Consolidated Edison, Inc.	4,454	276,816
Dominion Resources, Inc.	5,136	346,012
DTE Energy Co.	2,394	192,693
Duke Energy Corp.	6,320	428,243
Dynegy, Inc. *	413	6,658
Edison International	3,932	233,404
El Paso Electric Co.	393	15,189
Entergy Corp.	4,113	274,049
Eversource Energy	2,180	111,071
Exelon Corp.	16,831	459,655
FirstEnergy Corp.	9,620	301,972
    13

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Great Plains Energy, Inc.	1,976	53,332
Hawaiian Electric Industries, Inc.	1,355	38,726
IDACORP, Inc.	393	26,740
ITC Holdings Corp.	789	29,098
MDU Resources Group, Inc.	3,307	57,608
MGE Energy, Inc.	264	11,476
National Fuel Gas Co.	655	29,947
New Jersey Resources Corp.	1,048	31,492
NextEra Energy, Inc.	3,735	372,977
NiSource, Inc.	2,975	57,090
Northwest Natural Gas Co.	393	19,178
NorthWestern Corp.	393	21,430
NRG Energy, Inc.	7,033	86,928
OGE Energy Corp.	1,920	50,131
ONE Gas, Inc.	251	12,236
Otter Tail Corp.	939	25,006
Pepco Holdings, Inc.	3,934	100,986
PG&E Corp.	5,902	311,212
Piedmont Natural Gas Co., Inc.	786	45,706
Pinnacle West Capital Corp.	1,441	91,302
PNM Resources, Inc.	1,048	30,392
Portland General Electric Co.	1,062	39,209
PPL Corp.	7,422	252,645
Public Service Enterprise Group, Inc.	7,338	286,916
Questar Corp.	1,397	26,473
SCANA Corp.	1,703	100,715
Sempra Energy	2,282	226,443
South Jersey Industries, Inc.	524	12,031
Southwest Gas Corp.	524	29,386
TECO Energy, Inc.	3,537	93,094
The Empire District Electric Co.	524	11,932
The Laclede Group, Inc.	393	22,936
The Southern Co.	11,477	511,186
UGI Corp.	2,174	75,373
UIL Holdings Corp.	647	32,900
Vectren Corp.	1,048	44,613
WEC Energy Group, Inc.	3,337	164,581
Westar Energy, Inc.	1,748	74,605
WGL Holdings, Inc.	759	46,800
Xcel Energy, Inc.	6,288	224,230
		7,934,949
Total Common Stock
(Cost $190,675,238)		191,258,155

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	735	1,574
Total Rights
(Cost $1,852)		1,574
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	190,050	190,050
Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	431,050	431,050
Total Other Investment Companies
(Cost $621,100)		621,100

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $191,316,484 and the unrealized appreciation and depreciation were $16,954,181 and ($16,389,836), respectively, with a net unrealized appreciation of $564,345.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $403,611.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $1,574 or 0.0% of net assets.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	7	727,930	10,129
14

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$191,258,155	$—	$—	$191,258,155
Rights [1]	—	—	1,574	1,574
Other Investment Companies[1]	621,100	—	—	621,100
Total	$191,879,255	$—	$1,574	$191,880,829
Other Financial Instruments
Futures Contracts[2]	$10,129	$—	$—	$10,129
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Rights	$1,852	$—	($278)	$—	$—	$—	$—	$1,574
Total	$1,852	$—	($278)	$—	$—	$—	$—	$1,574
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    15

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	927,802,266	918,650,190
0.6%	Other Investment Companies	5,382,347	5,382,347
100.2%	Total Investments	933,184,613	924,032,537
(0.2%)	Other Assets and Liabilities, Net		(1,994,551)
100.0%	Net Assets		922,037,986

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
BorgWarner, Inc.	8,611	367,604
Dana Holding Corp.	10,848	178,341
Delphi Automotive plc	7,348	645,742
Ford Motor Co.	230,904	3,308,854
General Motors Co.	99,313	3,595,131
Harley-Davidson, Inc.	8,969	438,764
Johnson Controls, Inc.	40,923	1,882,458
Lear Corp.	5,706	718,385
The Goodyear Tire & Rubber Co.	13,193	460,172
Visteon Corp. *	3,144	376,997
		11,972,448
Banks 5.6%
Bank of America Corp.	547,278	9,539,056
BB&T Corp.	34,561	1,334,746
CIT Group, Inc.	8,972	385,437
Citigroup, Inc.	131,098	7,091,091
Citizens Financial Group, Inc.	5,060	134,748
Comerica, Inc.	7,709	357,312
Fifth Third Bancorp	43,548	900,137
Huntington Bancshares, Inc.	26,622	311,211
JPMorgan Chase & Co.	194,909	12,996,532
KeyCorp	43,339	568,174
M&T Bank Corp.	6,491	813,517
New York Community Bancorp, Inc.	26,334	431,878
People's United Financial, Inc.	16,475	275,956
PHH Corp. *	12,683	215,231
Popular, Inc.	6,619	196,650
Regions Financial Corp.	73,397	744,246
SunTrust Banks, Inc.	23,743	1,030,921
The PNC Financial Services Group, Inc.	20,859	1,992,243
U.S. Bancorp	61,136	2,683,259
Wells Fargo & Co.	177,708	9,791,711
		51,794,056
Security	Number of Shares	Value ($)
Capital Goods 7.8%
3M Co.	25,877	4,051,821
AECOM *	12,298	391,445
AGCO Corp.	9,117	458,220
AMETEK, Inc.	5,670	320,128
Armstrong World Industries, Inc. *	5,162	256,448
Carlisle Cos., Inc.	2,538	224,486
Caterpillar, Inc.	39,797	2,891,252
Chicago Bridge & Iron Co. N.V. (b)	4,131	176,600
Cummins, Inc.	9,806	984,228
Danaher Corp.	14,482	1,395,920
Deere & Co.	26,545	2,112,186
Dover Corp.	10,341	681,472
Eaton Corp. plc	18,638	1,083,986
EMCOR Group, Inc.	5,652	284,861
Emerson Electric Co.	53,025	2,651,250
Fastenal Co.	11,931	484,160
Flowserve Corp.	9,486	438,633
Fluor Corp.	25,301	1,229,629
Fortune Brands Home & Security, Inc.	5,799	318,771
General Dynamics Corp.	17,307	2,534,783
General Electric Co.	477,003	14,281,470
Honeywell International, Inc.	24,783	2,576,193
Hubbell, Inc., Class B	2,512	249,416
Illinois Tool Works, Inc.	19,048	1,790,131
Ingersoll-Rand plc	14,064	825,135
Jacobs Engineering Group, Inc. *	13,901	613,590
Joy Global, Inc. (b)	15,392	236,267
KBR, Inc.	34,195	664,751
Kennametal, Inc.	6,966	203,756
L-3 Communications Holdings, Inc.	11,918	1,458,882
Lincoln Electric Holdings, Inc.	3,774	213,042
Lockheed Martin Corp.	13,823	3,029,449
Northrop Grumman Corp.	17,618	3,283,290
NOW, Inc. *(b)	7,423	136,435
Oshkosh Corp.	8,252	361,933
Owens Corning	10,311	482,967
PACCAR, Inc.	16,374	850,793
Parker-Hannifin Corp.	9,413	985,165
Pentair plc	5,745	325,742
Precision Castparts Corp.	3,694	855,309
Quanta Services, Inc. *	15,385	339,239
Raytheon Co.	23,672	2,936,038
Rockwell Automation, Inc.	4,092	435,552
Rockwell Collins, Inc.	6,593	611,039
Roper Technologies, Inc.	1,884	364,535
Snap-on, Inc.	1,884	324,349
SPX Corp.	3,911	43,177
Stanley Black & Decker, Inc.	6,923	755,715
Textron, Inc.	13,552	578,264
The Boeing Co.	19,497	2,835,839
The Timken Co.	7,260	234,062
TransDigm Group, Inc. *	1,111	260,674
Trinity Industries, Inc.	6,685	181,498
United Rentals, Inc. *	3,788	298,002
    1

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
United Technologies Corp.	47,827	4,593,783
W.W. Grainger, Inc.	3,185	638,720
WESCO International, Inc. *	4,713	226,460
Xylem, Inc.	7,536	281,244
		72,332,185
Commercial & Professional Services 0.8%
Cintas Corp.	4,393	402,355
Equifax, Inc.	3,222	359,253
ManpowerGroup, Inc.	10,126	914,175
Nielsen Holdings plc	7,898	368,679
Pitney Bowes, Inc.	21,328	460,685
R.R. Donnelley & Sons Co.	29,117	468,492
Republic Services, Inc.	17,574	772,026
Robert Half International, Inc.	7,564	387,125
The ADT Corp.	13,943	494,558
The Dun & Bradstreet Corp.	2,515	271,092
Towers Watson & Co., Class A	1,705	229,340
Tyco International plc	17,631	622,551
Verisk Analytics, Inc. *	3,155	236,467
Waste Management, Inc.	28,964	1,557,394
		7,544,192
Consumer Durables & Apparel 1.1%
Coach, Inc.	28,925	918,947
Fossil Group, Inc. *	3,207	123,373
Garmin Ltd.	8,163	308,970
Hasbro, Inc.	6,544	478,301
Jarden Corp. *	7,147	333,622
Leggett & Platt, Inc.	9,644	449,410
Mattel, Inc.	31,126	773,792
Mohawk Industries, Inc. *	2,048	390,595
Newell Rubbermaid, Inc.	8,997	401,806
NIKE, Inc., Class B	23,355	3,089,399
NVR, Inc. *	221	371,828
Polaris Industries, Inc.	1,495	157,618
PVH Corp.	2,285	208,598
Ralph Lauren Corp.	4,747	589,625
Tupperware Brands Corp.	4,037	229,180
VF Corp.	10,705	692,614
Whirlpool Corp.	5,025	816,663
		10,334,341
Consumer Services 1.7%
Apollo Education Group, Inc. *	30,109	212,570
Aramark	2,944	96,033
Brinker International, Inc.	5,067	231,157
Carnival Corp.	23,060	1,165,222
Chipotle Mexican Grill, Inc. *	408	236,456
Darden Restaurants, Inc.	8,875	498,509
DeVry Education Group, Inc.	7,570	179,787
Graham Holdings Co., Class B	235	127,194
H&R Block, Inc.	10,679	391,813
Las Vegas Sands Corp.	10,822	476,817
Marriott International, Inc., Class A	5,802	411,420
McDonald's Corp.	62,289	7,110,912
MGM Resorts International *	14,969	340,395
Royal Caribbean Cruises Ltd.	5,790	536,212
Starbucks Corp.	24,695	1,516,026
Security	Number of Shares	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.	6,286	451,586
Wyndham Worldwide Corp.	6,919	525,290
Wynn Resorts Ltd. (b)	5,832	366,075
Yum! Brands, Inc.	16,713	1,211,860
		16,085,334
Diversified Financials 3.3%
Ally Financial, Inc. *	31,721	633,151
American Express Co.	38,931	2,789,017
Ameriprise Financial, Inc.	6,787	766,592
Berkshire Hathaway, Inc., Class B *	54,743	7,340,489
BlackRock, Inc.	2,711	986,045
Capital One Financial Corp.	27,960	2,195,140
CME Group, Inc.	8,875	866,644
Discover Financial Services	18,558	1,053,352
Franklin Resources, Inc.	21,128	885,686
Invesco Ltd.	11,335	381,876
Legg Mason, Inc.	8,861	393,251
Leucadia National Corp.	12,566	222,167
McGraw Hill Financial, Inc.	9,639	929,874
Moody's Corp.	3,793	391,134
Morgan Stanley	36,392	1,248,246
Nasdaq, Inc.	6,481	379,916
Northern Trust Corp.	7,012	525,479
SLM Corp. *	43,628	294,707
State Street Corp.	12,560	911,605
T. Rowe Price Group, Inc.	10,133	771,628
The Bank of New York Mellon Corp.	30,955	1,357,067
The Charles Schwab Corp. (a)	16,540	557,563
The Goldman Sachs Group, Inc.	23,258	4,419,485
Voya Financial, Inc.	3,189	129,792
		30,429,906
Energy 14.6%
Anadarko Petroleum Corp.	22,478	1,346,432
Apache Corp.	41,720	2,051,790
Baker Hughes, Inc.	29,176	1,577,546
California Resources Corp.	61,571	252,441
Cameron International Corp. *	12,083	825,148
Chesapeake Energy Corp. (b)	66,948	352,816
Chevron Corp.	256,443	23,418,375
Cimarex Energy Co.	2,284	271,842
ConocoPhillips	185,258	10,013,195
CONSOL Energy, Inc.	19,835	156,300
Delek US Holdings, Inc.	6,324	175,112
Denbury Resources, Inc.	67,327	249,110
Devon Energy Corp.	35,464	1,631,699
Diamond Offshore Drilling, Inc. (b)	15,810	357,780
Energen Corp.	3,401	201,645
Ensco plc, Class A	29,034	497,062
EOG Resources, Inc.	13,702	1,143,158
EQT Corp.	3,213	183,848
Exxon Mobil Corp.	522,421	42,660,899
FMC Technologies, Inc. *	8,295	282,196
Halliburton Co.	59,922	2,387,892
Helmerich & Payne, Inc. (b)	5,363	312,395
Hess Corp.	39,255	2,316,045
HollyFrontier Corp.	24,914	1,197,865
Kinder Morgan, Inc.	27,908	657,791
2

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marathon Oil Corp.	106,605	1,866,653
Marathon Petroleum Corp.	64,285	3,754,887
Murphy Oil Corp.	38,758	1,107,704
Nabors Industries Ltd.	47,246	477,657
National Oilwell Varco, Inc.	34,224	1,277,924
Newfield Exploration Co. *	8,870	339,366
Noble Corp. plc (b)	41,852	555,376
Noble Energy, Inc.	15,901	583,090
Occidental Petroleum Corp.	59,713	4,513,706
Oceaneering International, Inc.	5,671	248,049
ONEOK, Inc.	11,604	342,086
Patterson-UTI Energy, Inc.	16,505	267,711
Peabody Energy Corp. (b)	10,778	122,869
Phillips 66	88,028	8,057,203
Pioneer Natural Resources Co.	2,045	296,014
QEP Resources, Inc.	19,035	300,753
Schlumberger Ltd.	56,700	4,374,405
Seadrill Ltd. *(b)	98,079	596,320
Southwestern Energy Co. *	14,069	126,762
Spectra Energy Corp.	31,234	818,331
Superior Energy Services, Inc.	9,535	149,413
Tesoro Corp.	12,585	1,449,414
The Williams Cos., Inc.	19,232	703,122
Valero Energy Corp.	77,653	5,580,145
Weatherford International plc *	68,098	736,139
Whiting Petroleum Corp. *	9,273	153,097
World Fuel Services Corp.	19,237	838,541
		134,157,119
Food & Staples Retailing 3.8%
Casey's General Stores, Inc.	3,768	438,105
Costco Wholesale Corp.	30,235	4,880,534
CVS Health Corp.	85,743	8,067,559
Sysco Corp.	58,602	2,408,542
The Kroger Co.	76,325	2,874,399
United Natural Foods, Inc. *	3,916	171,952
Wal-Mart Stores, Inc.	190,889	11,231,909
Walgreens Boots Alliance, Inc.	52,174	4,384,181
Whole Foods Market, Inc.	19,950	581,543
		35,038,724
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	75,245	4,334,112
Archer-Daniels-Midland Co.	77,140	2,814,839
Brown-Forman Corp., Class B	5,016	514,341
Bunge Ltd.	25,322	1,686,698
Campbell Soup Co.	8,930	466,503
Coca-Cola Enterprises, Inc.	20,311	1,021,643
ConAgra Foods, Inc.	26,963	1,103,595
Constellation Brands, Inc., Class A	2,115	296,650
Dr. Pepper Snapple Group, Inc.	11,321	1,016,060
General Mills, Inc.	35,850	2,070,696
Hormel Foods Corp.	6,280	470,498
Ingredion, Inc.	4,412	434,891
Kellogg Co.	13,956	959,754
McCormick & Co., Inc. Non-Voting Shares	5,098	438,020
Mead Johnson Nutrition Co.	3,135	252,650
Molson Coors Brewing Co., Class B	4,715	433,921
Mondelez International, Inc., Class A	77,092	3,365,837
Security	Number of Shares	Value ($)
Monster Beverage Corp. *	2,178	336,740
PepsiCo, Inc.	70,894	7,100,743
Philip Morris International, Inc.	101,199	8,843,781
Reynolds American, Inc.	34,962	1,616,992
The Coca-Cola Co.	169,016	7,203,462
The Hershey Co.	4,389	378,815
The J.M. Smucker Co.	7,218	874,749
The Kraft Heinz Co.	19,527	1,438,945
Tyson Foods, Inc., Class A	32,426	1,621,300
		51,096,235
Health Care Equipment & Services 5.2%
Abbott Laboratories	49,072	2,204,314
Aetna, Inc.	22,923	2,355,338
AmerisourceBergen Corp.	12,622	1,245,034
Anthem, Inc.	36,580	4,769,300
Baxter International, Inc.	37,473	1,410,858
Becton Dickinson & Co.	10,495	1,576,874
Boston Scientific Corp. *	41,489	758,419
C.R. Bard, Inc.	3,786	707,301
Cardinal Health, Inc.	30,055	2,610,277
Centene Corp. *	3,794	219,104
Cerner Corp. *	3,991	237,864
Cigna Corp.	7,041	950,394
Community Health Systems, Inc. *	10,784	312,089
DaVita HealthCare Partners, Inc. *	5,731	418,592
DENTSPLY International, Inc.	5,024	304,756
Express Scripts Holding Co. *	33,611	2,873,068
HCA Holdings, Inc. *	25,757	1,753,021
Health Net, Inc. *	9,915	627,223
Henry Schein, Inc. *	4,059	635,152
Humana, Inc.	11,118	1,875,162
Intuitive Surgical, Inc. *	664	345,293
Laboratory Corp. of America Holdings *	4,427	538,058
LifePoint Health, Inc. *	3,521	252,139
Magellan Health, Inc. *	5,016	264,092
McKesson Corp.	14,470	2,739,894
Medtronic plc	46,676	3,516,570
Owens & Minor, Inc.	10,853	417,949
Patterson Cos., Inc.	6,280	286,180
Quest Diagnostics, Inc.	13,794	942,406
ResMed, Inc.	3,442	205,040
St. Jude Medical, Inc.	14,002	883,526
Stryker Corp.	10,944	1,055,658
Tenet Healthcare Corp. *	6,316	209,628
UnitedHealth Group, Inc.	61,200	6,897,852
Universal Health Services, Inc., Class B	2,742	333,208
Varian Medical Systems, Inc. *	4,405	355,836
WellCare Health Plans, Inc. *	3,768	310,785
Zimmer Biomet Holdings, Inc.	8,798	888,686
		48,286,940
Household & Personal Products 2.2%
Avon Products, Inc.	98,792	340,832
Church & Dwight Co., Inc.	4,465	382,963
Colgate-Palmolive Co.	37,289	2,449,142
Edgewell Personal Care Co.	2,512	202,216
Herbalife Ltd. *(b)	7,351	424,373
Kimberly-Clark Corp.	17,297	2,060,938
The Clorox Co.	5,084	631,941
    3

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	5,656	475,783
The Procter & Gamble Co.	173,110	12,955,552
		19,923,740
Insurance 3.7%
ACE Ltd.	12,718	1,460,662
Aflac, Inc.	24,752	1,614,821
Alleghany Corp. *	326	166,051
American Financial Group, Inc.	5,913	437,562
American International Group, Inc.	57,590	3,661,572
Aon plc	9,405	891,030
Arch Capital Group Ltd. *	7,536	546,134
Arthur J. Gallagher & Co.	4,149	181,519
Assurant, Inc.	8,876	759,076
Axis Capital Holdings Ltd.	10,102	565,712
Cincinnati Financial Corp.	8,164	498,902
Everest Re Group Ltd.	2,788	514,219
First American Financial Corp.	6,698	264,169
FNF Group	13,812	495,160
Genworth Financial, Inc., Class A *	57,703	291,400
Lincoln National Corp.	8,188	450,258
Loews Corp.	23,903	905,685
Marsh & McLennan Cos., Inc.	18,818	1,040,635
MetLife, Inc.	30,748	1,570,915
Old Republic International Corp.	14,720	279,091
PartnerRe Ltd.	5,022	698,711
Principal Financial Group, Inc.	8,792	452,436
Prudential Financial, Inc.	15,931	1,378,828
Reinsurance Group of America, Inc.	3,155	289,881
RenaissanceRe Holdings Ltd.	4,172	462,091
The Allstate Corp.	23,780	1,492,433
The Chubb Corp.	19,456	2,539,592
The Hartford Financial Services Group, Inc.	24,693	1,126,989
The Progressive Corp.	43,354	1,336,170
The Travelers Cos., Inc.	43,610	4,996,398
Torchmark Corp.	7,536	456,832
Unum Group	21,465	787,336
Validus Holdings Ltd.	5,761	271,804
W.R. Berkley Corp.	6,459	359,508
White Mountains Insurance Group Ltd.	416	336,128
XL Group plc	13,213	504,472
		34,084,182
Materials 3.6%
Air Products & Chemicals, Inc.	7,951	1,088,412
Airgas, Inc.	3,769	520,876
Albemarle Corp.	5,835	312,523
Alcoa, Inc.	86,563	810,230
Allegheny Technologies, Inc.	10,312	130,653
AptarGroup, Inc.	3,980	296,430
Ashland, Inc.	3,191	359,466
Avery Dennison Corp.	7,693	507,430
Ball Corp.	8,463	587,501
Bemis Co., Inc.	7,563	356,369
Celanese Corp., Series A	5,459	386,224
CF Industries Holdings, Inc.	12,570	579,980
Cliffs Natural Resources, Inc. *(b)	98,963	221,677
Commercial Metals Co.	19,683	291,112
Cytec Industries, Inc.	3,969	297,159
Security	Number of Shares	Value ($)
Domtar Corp.	13,000	534,170
E.I. du Pont de Nemours & Co.	38,193	2,571,917
Eastman Chemical Co.	7,526	546,764
Ecolab, Inc.	5,250	625,590
FMC Corp.	6,678	286,954
Freeport-McMoRan, Inc.	179,829	1,471,001
Graphic Packaging Holding Co.	15,943	217,941
Huntsman Corp.	16,421	205,591
International Flavors & Fragrances, Inc.	2,544	305,305
International Paper Co.	27,601	1,154,550
LyondellBasell Industries N.V., Class A	31,570	3,025,037
Monsanto Co.	17,347	1,650,741
Newmont Mining Corp.	66,337	1,221,264
Nucor Corp.	29,105	1,206,402
Owens-Illinois, Inc. *	15,281	294,770
Packaging Corp. of America	3,180	216,208
PPG Industries, Inc.	10,082	1,066,071
Praxair, Inc.	14,105	1,591,044
Reliance Steel & Aluminum Co.	8,322	489,417
RPM International, Inc.	6,280	295,034
Sonoco Products Co.	7,536	330,228
Southern Copper Corp. (b)	10,097	259,796
Steel Dynamics, Inc.	20,724	360,390
The Dow Chemical Co.	64,720	3,373,854
The Mosaic Co.	30,107	952,585
The Sherwin-Williams Co.	1,902	525,085
The Valspar Corp.	4,059	342,945
United States Steel Corp. (b)	22,342	180,300
Vulcan Materials Co.	3,821	392,302
WestRock Co.	10,047	508,680
		32,947,978
Media 3.5%
Cablevision Systems Corp., Class A	20,461	624,060
CBS Corp., Class B Non-Voting Shares	28,399	1,433,582
Charter Communications, Inc., Class A *(b)	2,659	498,190
Comcast Corp., Class A	89,198	5,428,590
Comcast Corp., Special Class A	7,984	487,343
Discovery Communications, Inc., Class A *	20,276	631,395
Discovery Communications, Inc., Class C *	22,107	653,925
DISH Network Corp., Class A *	6,043	378,957
Liberty Media Corp., Class A *	4,033	163,377
Liberty Media Corp., Class C *	5,944	232,410
News Corp., Class A	34,277	491,875
News Corp., Class B	2,676	38,695
Omnicom Group, Inc.	15,048	1,112,348
Scripps Networks Interactive, Inc., Class A	4,780	271,504
TEGNA, Inc.	15,903	449,260
The Interpublic Group of Cos., Inc.	19,165	440,795
The Walt Disney Co.	54,357	6,167,889
Thomson Reuters Corp.	20,883	842,420
Time Warner Cable, Inc.	20,136	3,720,529
Time Warner, Inc.	60,707	4,248,276
Time, Inc.	8,276	137,713
Twenty-First Century Fox, Inc., Class A	63,028	1,859,956
4

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	7,102	212,705
Viacom, Inc., Class B	37,931	1,888,584
		32,414,378
Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	28,987	1,685,594
Agilent Technologies, Inc.	13,893	581,005
Allergan plc *	1,393	437,249
Amgen, Inc.	29,403	4,736,823
Biogen, Inc. *	2,391	685,882
Bristol-Myers Squibb Co.	54,112	3,626,045
Celgene Corp. *	9,198	1,006,721
Eli Lilly & Co.	43,558	3,573,499
Gilead Sciences, Inc.	19,649	2,082,008
Johnson & Johnson	112,267	11,365,911
Merck & Co., Inc.	123,988	6,572,604
Mettler-Toledo International, Inc. *	710	243,374
Mylan N.V. *	9,584	491,659
Perrigo Co., plc	1,354	202,274
Pfizer, Inc.	337,828	11,070,624
Thermo Fisher Scientific, Inc.	8,662	1,198,821
Waters Corp. *	3,144	417,586
Zoetis, Inc.	10,089	471,156
		50,448,835
Real Estate 1.2%
American Capital Agency Corp.	12,242	219,744
American Tower Corp.	5,223	519,062
Annaly Capital Management, Inc.	95,500	914,890
AvalonBay Communities, Inc.	1,980	359,944
Boston Properties, Inc.	3,210	401,218
Corrections Corp. of America	7,109	183,270
Crown Castle International Corp.	4,407	378,605
Digital Realty Trust, Inc.	3,573	257,649
Equity Residential	7,636	609,506
General Growth Properties, Inc.	11,406	290,511
HCP, Inc.	12,542	445,617
Hospitality Properties Trust	8,164	226,714
Host Hotels & Resorts, Inc.	20,983	348,318
Iron Mountain, Inc.	11,960	332,249
Kimco Realty Corp.	10,696	279,059
Plum Creek Timber Co., Inc.	8,261	419,741
Prologis, Inc.	8,244	352,431
Public Storage	2,606	625,596
Simon Property Group, Inc.	5,664	1,054,863
The Macerich Co.	3,147	245,938
Ventas, Inc.	7,844	418,399
Vornado Realty Trust	5,652	546,888
Welltower, Inc.	5,482	346,408
Weyerhaeuser Co.	46,938	1,509,995
		11,286,615
Retailing 5.1%
Aaron's, Inc.	8,868	215,226
Abercrombie & Fitch Co., Class A (b)	18,417	470,923
Advance Auto Parts, Inc.	2,030	330,342
Amazon.com, Inc. *	2,969	1,973,791
American Eagle Outfitters, Inc.	28,336	441,192
AutoNation, Inc. *	5,759	368,115
AutoZone, Inc. *	640	501,613
Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc. *	17,014	927,603
Best Buy Co., Inc.	42,533	1,351,699
Big Lots, Inc.	8,804	396,092
CarMax, Inc. *	6,045	346,378
Chico's FAS, Inc.	13,593	163,116
Core-Mark Holding Co., Inc.	5,123	436,941
CST Brands, Inc.	19,577	729,047
Dick's Sporting Goods, Inc.	5,792	226,062
Dillard's, Inc., Class A	2,594	194,550
Dollar General Corp.	14,464	946,090
Dollar Tree, Inc. *	10,763	812,176
Expedia, Inc.	2,552	314,177
Foot Locker, Inc.	8,910	579,150
GameStop Corp., Class A (b)	18,851	660,351
Genuine Parts Co.	10,049	910,741
Guess?, Inc.	12,603	248,153
J.C. Penney Co., Inc. *(b)	96,183	766,579
Kohl's Corp.	32,076	1,511,742
L Brands, Inc.	9,298	887,122
Liberty Interactive Corp. QVC Group, Class A *	25,726	681,224
LKQ Corp. *	7,316	215,749
Lowe's Cos., Inc.	68,036	5,211,558
Macy's, Inc.	22,603	883,325
Murphy USA, Inc. *	15,265	909,183
Nordstrom, Inc.	8,152	459,039
O'Reilly Automotive, Inc. *	3,366	888,186
Office Depot, Inc. *	29,673	195,545
Rent-A-Center, Inc.	11,565	198,455
Ross Stores, Inc.	13,484	701,303
Signet Jewelers Ltd.	3,189	419,003
Staples, Inc.	121,751	1,469,535
Target Corp.	64,001	4,640,072
The Gap, Inc.	28,198	753,733
The Home Depot, Inc.	62,283	8,338,448
The Priceline Group, Inc. *	473	590,706
The TJX Cos., Inc.	31,541	2,226,795
Tiffany & Co.	3,461	275,772
Tractor Supply Co.	4,493	401,450
Urban Outfitters, Inc. *	7,535	168,784
Williams-Sonoma, Inc.	5,024	318,170
		46,655,006
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	7,738	408,567
Analog Devices, Inc.	9,675	596,270
Applied Materials, Inc.	60,791	1,141,047
Avago Technologies Ltd.	2,115	275,902
Broadcom Corp., Class A	14,772	806,994
Intel Corp.	349,587	12,155,140
KLA-Tencor Corp.	8,177	543,525
Lam Research Corp.	4,482	350,492
Linear Technology Corp.	7,545	344,957
Marvell Technology Group Ltd.	40,982	363,101
Maxim Integrated Products, Inc.	15,933	617,723
Microchip Technology, Inc.	7,536	363,838
Micron Technology, Inc. *	30,369	483,778
NVIDIA Corp.	16,567	525,505
Texas Instruments, Inc.	49,878	2,898,909
Xilinx, Inc.	10,778	535,559
		22,411,307
    5

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 7.5%
Accenture plc, Class A	25,793	2,765,526
Activision Blizzard, Inc.	29,350	1,105,321
Adobe Systems, Inc. *	7,796	713,022
Akamai Technologies, Inc. *	3,197	184,179
Alliance Data Systems Corp. *	1,556	446,339
Alphabet, Inc., Class A *	3,862	2,946,127
Alphabet, Inc., Class C *	3,831	2,844,901
Amdocs Ltd.	9,451	534,643
Autodesk, Inc. *	4,469	283,647
Automatic Data Processing, Inc.	14,471	1,248,268
Booz Allen Hamilton Holding Corp.	9,449	287,722
Broadridge Financial Solutions, Inc.	6,280	345,274
CA, Inc.	20,776	584,013
CACI International, Inc., Class A *	2,960	296,770
Citrix Systems, Inc. *	4,489	344,172
Cognizant Technology Solutions Corp., Class A *	10,855	701,016
Computer Sciences Corp.	12,269	384,388
CoreLogic, Inc. *	8,201	302,289
CSRA, Inc. *	12,269	386,596
DST Systems, Inc.	1,956	239,180
eBay, Inc. *	34,639	1,024,968
Electronic Arts, Inc. *	4,686	317,664
Facebook, Inc., Class A *	4,554	474,709
Fidelity National Information Services, Inc.	14,558	926,908
Fiserv, Inc. *	8,818	848,644
Global Payments, Inc.	5,278	373,946
IAC/InterActiveCorp	5,063	317,906
International Business Machines Corp.	86,677	12,084,507
Intuit, Inc.	8,480	849,696
Leidos Holdings, Inc.	10,702	619,967
MasterCard, Inc., Class A	14,876	1,456,658
Microsoft Corp.	377,646	20,525,060
Oracle Corp.	140,557	5,477,506
Paychex, Inc.	9,533	517,165
Symantec Corp.	41,390	810,416
Teradata Corp. *	7,568	226,359
The Western Union Co.	42,772	806,680
Total System Services, Inc.	6,654	372,358
Visa, Inc., Class A	23,928	1,890,551
Xerox Corp.	118,828	1,253,635
Yahoo! Inc. *	15,927	538,492
		68,657,188
Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	8,798	484,330
Anixter International, Inc. *	3,310	225,610
Apple, Inc.	114,533	13,549,254
Arrow Electronics, Inc. *	13,957	789,408
Avnet, Inc.	20,702	938,215
Cisco Systems, Inc.	261,277	7,119,798
Corning, Inc.	67,343	1,261,334
EMC Corp.	85,683	2,171,207
FLIR Systems, Inc.	7,168	219,054
Harris Corp.	9,664	803,368
HP, Inc.	275,480	3,454,519
Ingram Micro, Inc., Class A	42,041	1,300,328
Jabil Circuit, Inc.	24,620	630,026
Security	Number of Shares	Value ($)
Juniper Networks, Inc.	26,409	795,703
Keysight Technologies, Inc. *	4,540	139,877
Lexmark International, Inc., Class A	7,596	260,847
Motorola Solutions, Inc.	13,866	995,302
NetApp, Inc.	11,801	361,819
QUALCOMM, Inc.	46,045	2,246,536
SanDisk Corp.	8,425	622,355
SYNNEX Corp.	3,898	367,464
Tech Data Corp. *	12,692	858,614
Vishay Intertechnology, Inc.	18,183	216,741
Western Digital Corp.	9,861	615,425
		40,427,134
Telecommunication Services 4.0%
AT&T, Inc.	679,054	22,863,748
CenturyLink, Inc.	65,034	1,751,366
Frontier Communications Corp.	123,204	614,788
Telephone & Data Systems, Inc.	16,603	469,699
Verizon Communications, Inc.	241,949	10,996,582
Windstream Holdings, Inc. (b)	17,859	111,261
		36,807,444
Transportation 1.7%
Alaska Air Group, Inc.	3,575	285,035
Avis Budget Group, Inc. *	8,826	330,004
C.H. Robinson Worldwide, Inc.	12,189	821,904
CSX Corp.	59,880	1,702,388
Delta Air Lines, Inc.	4,205	195,364
Expeditors International of Washington, Inc.	13,203	640,874
FedEx Corp.	18,011	2,855,464
Hertz Global Holdings, Inc. *	36,014	571,182
J.B. Hunt Transport Services, Inc.	3,140	245,674
JetBlue Airways Corp. *	11,025	272,759
Kansas City Southern	2,176	197,842
Norfolk Southern Corp.	15,291	1,453,562
Ryder System, Inc.	5,089	335,670
Union Pacific Corp.	32,464	2,725,353
United Parcel Service, Inc., Class B	25,919	2,669,916
		15,302,991
Utilities 4.1%
AES Corp.	92,281	921,887
AGL Resources, Inc.	5,931	371,103
Alliant Energy Corp.	6,908	415,793
Ameren Corp.	20,750	908,020
American Electric Power Co., Inc.	33,928	1,900,307
American Water Works Co., Inc.	6,935	400,566
Atmos Energy Corp.	7,536	469,568
Calpine Corp. *	31,934	471,985
CenterPoint Energy, Inc.	36,487	618,455
CMS Energy Corp.	15,727	550,760
Consolidated Edison, Inc.	21,710	1,349,277
Dominion Resources, Inc.	28,417	1,914,453
DTE Energy Co.	12,561	1,011,035
Duke Energy Corp.	33,669	2,281,411
Edison International	20,820	1,235,875
Entergy Corp.	21,348	1,422,417
Eversource Energy	12,759	650,071
Exelon Corp.	88,503	2,417,017
6

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FirstEnergy Corp.	48,583	1,525,020
Great Plains Energy, Inc.	9,420	254,246
MDU Resources Group, Inc.	17,918	312,132
National Fuel Gas Co.	3,836	175,382
NextEra Energy, Inc.	19,505	1,947,769
NiSource, Inc.	23,930	459,217
NRG Energy, Inc.	35,173	434,738
OGE Energy Corp.	11,621	303,424
Pepco Holdings, Inc.	20,095	515,839
PG&E Corp.	32,388	1,707,819
Pinnacle West Capital Corp.	8,151	516,447
PPL Corp.	40,238	1,369,702
Public Service Enterprise Group, Inc.	38,475	1,504,372
SCANA Corp.	10,094	596,959
Sempra Energy	11,362	1,127,451
TECO Energy, Inc.	21,945	577,592
The Southern Co.	59,783	2,662,735
UGI Corp.	11,304	391,910
Vectren Corp.	5,692	242,308
WEC Energy Group, Inc.	16,516	814,569
Westar Energy, Inc.	6,940	296,199
Xcel Energy, Inc.	32,700	1,166,082
		38,211,912
Total Common Stock
(Cost $927,802,266)		918,650,190

Other Investment Companies 0.6% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	351,322	351,322
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	5,031,025	5,031,025
Total Other Investment Companies
(Cost $5,382,347)		5,382,347

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $933,352,985 and the unrealized appreciation and depreciation were $40,971,529 and ($50,291,977), respectively, with a net unrealized depreciation of ($9,320,448).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,793,201.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	30	3,119,700	3,492

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$918,650,190	$—	$—	$918,650,190
Other Investment Companies[1]	5,382,347	—	—	5,382,347
Total	$924,032,537	$—	$—	$924,032,537
Other Financial Instruments
Futures Contracts[2]	$3,492	$—	$—	$3,492
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    7

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	551,975,982	541,833,592
0.0%	Rights	14,969	12,724
2.9%	Other Investment Companies	15,678,174	15,678,174
102.7%	Total Investments	567,669,125	557,524,490
(2.7%)	Other Assets and Liabilities, Net		(14,501,304)
100.0%	Net Assets		543,023,186

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	7,435	169,221
Cooper Tire & Rubber Co.	28,245	1,186,007
Cooper-Standard Holding, Inc. *	3,736	276,240
Dorman Products, Inc. *	2,722	129,894
Drew Industries, Inc.	7,123	430,443
Gentex Corp.	53,760	899,673
Modine Manufacturing Co. *	35,142	329,983
Standard Motor Products, Inc.	7,910	330,322
Tenneco, Inc. *	16,950	913,266
Thor Industries, Inc.	21,359	1,237,113
Tower International, Inc.	9,965	305,527
		6,207,689
Banks 5.4%
Associated Banc-Corp.	38,866	797,142
Astoria Financial Corp.	31,444	506,877
BancorpSouth, Inc.	22,083	594,033
Bank of Hawaii Corp.	14,102	975,717
Bank of the Ozarks, Inc.	2,827	153,450
BankUnited, Inc.	21,093	797,315
BOK Financial Corp.	7,379	508,044
Capitol Federal Financial, Inc.	53,472	693,532
Cathay General Bancorp	11,808	405,251
Commerce Bancshares, Inc.	21,834	1,002,617
Community Bank System, Inc.	9,163	395,200
Cullen/Frost Bankers, Inc.	11,428	797,560
CVB Financial Corp.	19,687	364,210
East West Bancorp, Inc.	19,295	837,017
EverBank Financial Corp.	19,389	334,654
F.N.B. Corp.	37,573	545,560
First Citizens BancShares, Inc., Class A	1,961	519,508
First Financial Bancorp	22,576	454,906
Security	Number of Shares	Value ($)
First Financial Bankshares, Inc. (c)	8,339	299,454
First Horizon National Corp.	61,523	914,847
First Niagara Financial Group, Inc.	111,780	1,204,988
First Republic Bank	14,795	1,018,784
FirstMerit Corp.	35,164	711,368
Fulton Financial Corp.	53,214	770,007
Glacier Bancorp, Inc.	13,784	404,974
Great Western Bancorp, Inc.	6,276	189,661
Hancock Holding Co.	18,082	526,548
IBERIABANK Corp.	4,805	304,493
International Bancshares Corp.	17,451	532,430
MB Financial, Inc.	10,803	386,099
NBT Bancorp, Inc.	11,095	334,292
Northwest Bancshares, Inc.	44,080	614,475
Ocwen Financial Corp. *	20,744	147,905
Old National Bancorp	23,279	343,365
PacWest Bancorp	2,394	112,566
PrivateBancorp, Inc.	3,761	165,898
Prosperity Bancshares, Inc.	9,724	538,807
Signature Bank *	2,958	467,808
SVB Financial Group *	4,228	560,125
Synovus Financial Corp.	25,146	839,373
TCF Financial Corp.	52,267	800,730
Trustmark Corp.	22,560	569,640
UMB Financial Corp.	7,115	374,961
Umpqua Holdings Corp.	20,079	359,816
United Bankshares, Inc.	11,182	470,986
Valley National Bancorp	84,459	940,873
Walter Investment Management Corp. *(c)	14,780	214,901
Washington Federal, Inc.	29,223	755,122
Webster Financial Corp.	15,134	608,538
Westamerica Bancorp	8,197	401,653
Wintrust Financial Corp.	7,413	390,146
Zions Bancorp	47,341	1,418,336
		29,376,562
Capital Goods 12.4%
A.O. Smith Corp.	11,120	886,931
AAR Corp.	24,794	608,941
Actuant Corp., Class A	27,140	671,986
Acuity Brands, Inc.	5,572	1,286,463
Aegion Corp. *	20,380	449,175
Air Lease Corp.	9,229	310,371
Aircastle Ltd.	24,225	507,756
Alamo Group, Inc.	2,462	140,777
Albany International Corp., Class A	9,045	352,393
Allegion plc	17,369	1,167,371
Allison Transmission Holdings, Inc.	29,607	827,812
Apogee Enterprises, Inc.	7,008	351,942
Applied Industrial Technologies, Inc.	25,775	1,099,304
Astec Industries, Inc.	9,939	400,542
AZZ, Inc.	5,996	357,002
B/E Aerospace, Inc.	16,768	775,017
Barnes Group, Inc.	15,464	595,673
    1

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Beacon Roofing Supply, Inc. *	21,940	938,374
Briggs & Stratton Corp.	36,362	692,333
BWX Technologies, Inc.	38,723	1,179,115
Chart Industries, Inc. *	11,960	255,107
CIRCOR International, Inc.	6,700	304,515
CLARCOR, Inc.	13,110	692,601
Colfax Corp. *	8,867	240,030
Comfort Systems USA, Inc.	19,942	632,959
Crane Co.	15,477	805,114
Cubic Corp.	9,297	451,462
Curtiss-Wright Corp.	11,917	839,076
DigitalGlobe, Inc. *	10,837	183,145
Donaldson Co., Inc.	34,158	1,072,561
Dycom Industries, Inc. *	10,720	936,714
Encore Wire Corp.	15,574	680,117
EnerSys	16,132	950,175
EnPro Industries, Inc.	5,458	273,664
ESCO Technologies, Inc.	9,443	370,449
Esterline Technologies Corp. *	7,568	719,565
Franklin Electric Co., Inc.	11,893	387,831
GATX Corp.	19,514	903,498
Generac Holdings, Inc. *	23,096	741,382
General Cable Corp.	85,976	1,310,274
Graco, Inc.	9,062	683,819
Granite Construction, Inc.	23,014	938,281
Griffon Corp.	20,139	365,321
H&E Equipment Services, Inc.	17,888	357,939
Harsco Corp.	82,110	857,228
HD Supply Holdings, Inc. *	7,246	229,191
HEICO Corp.	7,101	365,560
Hexcel Corp.	15,625	735,781
Hillenbrand, Inc.	19,565	592,624
Huntington Ingalls Industries, Inc.	9,435	1,235,230
Hyster-Yale Materials Handling, Inc.	4,495	259,946
IDEX Corp.	14,967	1,179,400
ITT Corp.	17,208	683,330
Kaman Corp.	11,453	459,723
KLX, Inc. *	9,768	313,553
L.B. Foster Co., Class A	5,536	68,646
Lennox International, Inc.	11,649	1,583,332
Lindsay Corp. (c)	3,349	233,626
Masco Corp.	57,068	1,706,904
Masonite International Corp. *	7,579	499,911
MasTec, Inc. *	37,023	756,380
Moog, Inc., Class A *	12,692	838,560
MRC Global, Inc. *	96,963	1,434,083
MSC Industrial Direct Co., Inc., Class A	16,284	1,004,723
Mueller Industries, Inc.	34,656	1,091,317
MYR Group, Inc. *	10,017	212,360
Navistar International Corp. *	16,730	242,752
Nordson Corp.	11,512	834,965
Orbital ATK, Inc.	16,681	1,433,065
Primoris Services Corp.	7,800	180,024
Quanex Building Products Corp.	17,873	332,617
Raven Industries, Inc.	15,989	266,537
RBC Bearings, Inc. *	4,060	286,717
Regal Beloit Corp.	17,402	1,121,733
Rexnord Corp. *	18,786	383,798
Rush Enterprises, Inc., Class A *	15,832	385,193
Simpson Manufacturing Co., Inc.	12,757	473,667
Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A *	23,761	1,246,264
Standex International Corp.	3,882	346,934
TAL International Group, Inc. *	18,274	368,769
Teledyne Technologies, Inc. *	8,292	767,093
Tennant Co.	5,645	351,514
Terex Corp.	51,811	1,061,089
The Greenbrier Cos., Inc. (c)	7,303	247,426
The Manitowoc Co., Inc. (c)	39,264	663,562
The Middleby Corp. *	4,444	489,018
The Toro Co.	15,738	1,212,928
Titan International, Inc.	34,623	150,264
Titan Machinery, Inc. *	8,260	103,828
TriMas Corp. *	13,675	295,790
Triumph Group, Inc.	20,484	820,384
Tutor Perini Corp. *	39,060	735,890
Universal Forest Products, Inc.	15,236	1,177,133
Valmont Industries, Inc.	10,264	1,203,454
Veritiv Corp. *	9,208	363,440
WABCO Holdings, Inc. *	10,446	1,122,736
Wabtec Corp.	11,067	886,688
Watsco, Inc.	8,481	1,078,020
Watts Water Technologies, Inc., Class A	10,685	593,124
Woodward, Inc.	17,809	898,108
		67,160,809
Commercial & Professional Services 5.0%
ABM Industries, Inc.	40,214	1,193,149
ACCO Brands Corp. *	52,798	407,601
Brady Corp., Class A	32,054	845,905
CEB, Inc.	4,466	345,088
Civeo Corp. *	187,652	364,045
Clean Harbors, Inc. *	14,484	627,012
Copart, Inc. *	38,035	1,501,241
Covanta Holding Corp.	41,739	674,085
Deluxe Corp.	14,952	876,935
Essendant, Inc.	33,513	1,213,841
FTI Consulting, Inc. *	26,956	1,007,615
G&K Services, Inc., Class A	7,398	493,225
Healthcare Services Group, Inc.	16,827	621,589
Herman Miller, Inc.	18,594	589,616
HNI Corp.	15,266	675,673
Huron Consulting Group, Inc. *	4,324	250,835
ICF International, Inc. *	10,044	357,868
IHS, Inc., Class A *	5,362	661,188
Insperity, Inc.	9,034	389,907
Interface, Inc.	17,853	354,918
KAR Auction Services, Inc.	24,709	937,212
Kelly Services, Inc., Class A	61,469	1,034,523
Kforce, Inc.	15,525	418,244
Knoll, Inc.	16,347	364,211
Korn/Ferry International	11,513	423,678
Matthews International Corp., Class A	10,192	609,584
McGrath RentCorp	10,809	315,407
Mobile Mini, Inc.	6,789	240,670
MSA Safety, Inc.	9,612	450,803
Navigant Consulting, Inc. *	25,596	447,930
On Assignment, Inc. *	7,991	373,020
Quad/Graphics, Inc.	43,728	451,273
Resources Connection, Inc.	24,141	440,573
2

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rollins, Inc.	14,509	393,919
Steelcase, Inc., Class A	46,662	933,240
Stericycle, Inc. *	8,227	993,163
Team, Inc. *	6,645	253,706
Tetra Tech, Inc.	27,811	772,868
The Brink's Co.	33,612	1,081,634
TrueBlue, Inc. *	19,203	562,456
UniFirst Corp.	4,562	495,342
Viad Corp.	13,749	424,432
Waste Connections, Inc.	19,998	1,089,891
West Corp.	15,138	386,019
		27,345,134
Consumer Durables & Apparel 3.2%
Arctic Cat, Inc.	9,230	205,460
Brunswick Corp.	9,035	475,512
Carter's, Inc.	11,184	964,396
Columbia Sportswear Co.	7,298	341,765
Crocs, Inc. *	34,730	386,371
D.R. Horton, Inc.	50,225	1,622,770
Deckers Outdoor Corp. *	12,534	613,414
G-III Apparel Group Ltd. *	7,550	346,319
Hanesbrands, Inc.	39,423	1,209,103
Harman International Industries, Inc.	12,465	1,285,889
Helen of Troy Ltd. *	6,142	635,144
Iconix Brand Group, Inc. *(c)	18,840	132,634
La-Z-Boy, Inc.	20,024	536,844
Lennar Corp., Class A	17,355	888,750
lululemon athletica, Inc. *(c)	10,858	519,230
M.D.C Holdings, Inc.	15,514	406,932
Meritage Homes Corp. *	7,517	280,459
Michael Kors Holdings Ltd. *	18,793	808,475
Oxford Industries, Inc.	4,319	293,433
PulteGroup, Inc.	47,657	928,358
Skechers U.S.A., Inc., Class A *	18,546	560,089
Smith & Wesson Holding Corp. *	8,882	162,896
Steven Madden Ltd. *	13,641	435,148
Sturm Ruger & Co., Inc.	6,449	335,993
Tempur Sealy International, Inc. *	15,278	1,214,601
Toll Brothers, Inc. *	13,429	499,290
Under Armour, Inc., Class A *	7,387	636,907
Wolverine World Wide, Inc.	20,542	373,659
		17,099,841
Consumer Services 4.7%
Ascent Capital Group, Inc., Class A *	3,576	71,484
Bloomin' Brands, Inc.	13,456	232,923
Bob Evans Farms, Inc.	20,296	808,796
Boyd Gaming Corp. *	26,695	522,955
Buffalo Wild Wings, Inc. *	2,441	391,146
Caesars Entertainment Corp. *(c)	19,632	166,283
Capella Education Co.	7,036	337,728
Career Education Corp. *	171,152	722,261
Choice Hotels International, Inc.	10,053	513,507
Churchill Downs, Inc.	2,262	332,401
Cracker Barrel Old Country Store, Inc. (c)	4,519	569,032
DineEquity, Inc.	4,308	365,491
Domino's Pizza, Inc.	6,484	696,835
Dunkin' Brands Group, Inc.	13,447	570,422
Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	3,087	122,307
Hilton Worldwide Holdings, Inc.	30,916	717,870
Houghton Mifflin Harcourt Co. *	17,750	350,740
Hyatt Hotels Corp., Class A *	8,294	408,811
International Speedway Corp., Class A	11,320	402,879
Jack in the Box, Inc.	10,700	793,298
K12, Inc. *	9,442	95,742
La Quinta Holdings, Inc. *	6,264	93,897
Marriott Vacations Worldwide Corp.	5,950	361,939
Norwegian Cruise Line Holdings Ltd. *	9,342	536,604
Panera Bread Co., Class A *	6,342	1,152,976
Papa John's International, Inc.	6,262	359,940
Penn National Gaming, Inc. *	33,341	531,789
Pinnacle Entertainment, Inc. *	11,706	383,840
Red Robin Gourmet Burgers, Inc. *	5,182	349,681
Regis Corp. *	48,853	813,891
Ruby Tuesday, Inc. *	66,702	368,862
SeaWorld Entertainment, Inc.	53,583	938,238
Service Corp. International	54,478	1,517,212
Six Flags Entertainment Corp.	12,564	652,072
Sotheby's	11,440	323,866
Steiner Leisure Ltd. *	6,813	428,401
Strayer Education, Inc. *	13,330	789,003
Texas Roadhouse, Inc.	18,562	649,670
The Cheesecake Factory, Inc.	20,282	955,891
The Wendy's Co.	109,160	1,147,272
Vail Resorts, Inc.	6,161	743,017
Weight Watchers International, Inc. *(c)	110,938	2,926,544
		25,217,516
Diversified Financials 3.9%
Affiliated Managers Group, Inc. *	4,352	771,305
BGC Partners, Inc., Class A	37,637	341,932
Cash America International, Inc.	23,210	783,337
CBOE Holdings, Inc.	13,038	941,474
Credit Acceptance Corp. *(c)	954	191,201
E*TRADE Financial Corp. *	47,565	1,447,403
Eaton Vance Corp.	32,034	1,150,661
Evercore Partners, Inc., Class A	2,622	145,600
Ezcorp, Inc., Class A *	56,367	326,365
FactSet Research Systems, Inc.	5,241	888,507
Federated Investors, Inc., Class B	37,093	1,161,753
First Cash Financial Services, Inc. *	7,960	309,564
Greenhill & Co., Inc.	14,370	380,949
Intercontinental Exchange, Inc.	4,868	1,264,901
Janus Capital Group, Inc.	29,011	458,084
Lazard Ltd., Class A	13,248	615,635
LPL Financial Holdings, Inc. (c)	24,315	1,118,004
MarketAxess Holdings, Inc.	1,320	140,950
Morningstar, Inc.	3,810	307,657
MSCI, Inc.	11,186	784,362
Nelnet, Inc., Class A	8,397	277,101
OneMain Holdings, Inc. *	3,970	192,386
PRA Group, Inc. *	5,969	246,579
Raymond James Financial, Inc.	18,551	1,089,500
Santander Consumer USA Holdings, Inc. *	36,736	648,023
SEI Investments Co.	25,867	1,406,906
    3

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stifel Financial Corp. *	7,477	339,157
Synchrony Financial *	17,986	572,494
TD Ameritrade Holding Corp.	37,574	1,376,336
Waddell & Reed Financial, Inc., Class A	23,922	894,683
World Acceptance Corp. *(c)	9,851	424,972
		20,997,781
Energy 5.2%
Alon USA Energy, Inc.	24,807	436,355
Archrock, Inc.	34,114	360,585
Atwood Oceanics, Inc. (c)	29,174	463,283
Basic Energy Services, Inc. *(c)	52,927	211,179
Bill Barrett Corp. *	83,945	527,175
Bristow Group, Inc.	15,970	487,883
Cabot Oil & Gas Corp.	35,920	676,374
CARBO Ceramics, Inc. (c)	14,887	277,494
Cloud Peak Energy, Inc. *(c)	128,624	335,709
Concho Resources, Inc. *	10,461	1,144,852
Contango Oil & Gas Co. *	13,856	106,830
Continental Resources, Inc. *	8,856	321,473
CVR Energy, Inc.	10,908	520,857
Dril-Quip, Inc. *	7,457	470,611
Energy XXI Ltd. (c)	269,985	423,876
Forum Energy Technologies, Inc. *	19,295	302,160
Frontline Ltd. *(c)	339,744	1,029,424
Golar LNG Ltd.	10,070	275,415
Green Plains, Inc.	20,108	476,359
Gulfmark Offshore, Inc., Class A (c)	24,962	161,504
Helix Energy Solutions Group, Inc. *	55,243	357,975
Hornbeck Offshore Services, Inc. *	16,273	199,344
Key Energy Services, Inc. *	522,074	277,848
Matrix Service Co. *	14,448	332,160
McDermott International, Inc. *	302,968	1,342,148
Newpark Resources, Inc. *	54,727	355,726
Nordic American Tankers Ltd. (c)	26,958	398,978
North Atlantic Drilling Ltd. *(c)	320,184	175,781
Oasis Petroleum, Inc. *	14,416	165,640
Oil States International, Inc. *	29,550	937,326
Parker Drilling Co. *	137,539	378,232
PBF Energy, Inc., Class A	25,466	1,031,118
PDC Energy, Inc. *	6,764	382,098
Pioneer Energy Services Corp. *	78,787	199,331
Range Resources Corp.	22,909	654,739
Renewable Energy Group, Inc. *	18,808	169,460
Rowan Cos. plc, Class A	63,430	1,289,532
RPC, Inc.	31,388	415,891
SandRidge Energy, Inc. *(c)	597,557	179,566
SEACOR Holdings, Inc. *	19,771	1,122,597
SemGroup Corp., Class A	10,018	347,925
Seventy Seven Energy, Inc. *(c)	112,358	124,717
Ship Finance International Ltd. (c)	25,653	444,310
SM Energy Co.	27,069	795,017
Stone Energy Corp. *	62,832	458,045
Targa Resources Corp.	10,041	394,611
Teekay Corp.	19,254	536,031
Tesco Corp.	14,584	122,651
TETRA Technologies, Inc. *	67,942	633,219
Tidewater, Inc. (c)	49,360	469,414
Unit Corp. *	43,497	785,991
US Silica Holdings, Inc. (c)	5,410	115,071
Security	Number of Shares	Value ($)
W&T Offshore, Inc. *	81,975	307,406
Western Refining, Inc.	33,584	1,520,012
WPX Energy, Inc. *	202,826	1,740,247
		28,169,555
Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	12,059	656,854
PriceSmart, Inc.	5,206	485,199
Rite Aid Corp. *	122,256	963,377
SpartanNash Co.	26,235	567,201
Sprouts Farmers Market, Inc. *	6,458	155,832
SUPERVALU, Inc. *	139,968	940,585
The Andersons, Inc.	19,966	688,228
The Fresh Market, Inc. *	12,883	308,934
		4,766,210
Food, Beverage & Tobacco 2.6%
B&G Foods, Inc.	13,269	501,303
Cal-Maine Foods, Inc. (c)	8,837	481,705
Darling Ingredients, Inc. *	46,772	512,153
Dean Foods Co.	33,667	631,593
Flowers Foods, Inc.	52,203	1,227,815
Fresh Del Monte Produce, Inc.	29,356	1,283,151
J&J Snack Foods Corp.	3,455	403,129
Keurig Green Mountain, Inc.	12,199	639,228
Lancaster Colony Corp.	6,925	805,100
Pilgrim's Pride Corp.	15,005	323,058
Pinnacle Foods, Inc.	12,451	542,117
Post Holdings, Inc. *	10,840	753,597
Sanderson Farms, Inc. (c)	11,055	827,025
Seaboard Corp. *	155	511,500
Snyder's-Lance, Inc.	15,573	577,291
The Boston Beer Co., Inc., Class A *	560	119,627
The Hain Celestial Group, Inc. *	8,259	352,659
The WhiteWave Foods Co. *	16,073	653,046
TreeHouse Foods, Inc. *	9,409	813,502
Universal Corp.	27,274	1,542,072
Vector Group Ltd.	21,121	534,572
		14,035,243
Health Care Equipment & Services 4.7%
Air Methods Corp. *	8,536	373,023
Alere, Inc. *	16,424	677,818
Align Technology, Inc. *	4,857	324,156
Allscripts Healthcare Solutions, Inc. *	74,291	1,131,452
Amedisys, Inc. *	16,114	654,067
Amsurg Corp. *	7,829	658,106
Analogic Corp.	3,918	327,349
Brookdale Senior Living, Inc. *	21,934	493,076
Chemed Corp.	7,450	1,150,951
CONMED Corp.	7,171	304,768
Edwards Lifesciences Corp. *	7,634	1,244,342
Envision Healthcare Holdings, Inc. *	15,939	438,323
Greatbatch, Inc. *	5,931	344,235
Haemonetics Corp. *	12,724	410,222
Halyard Health, Inc. *	13,688	437,879
Hanger, Inc. *	16,635	259,007
HealthSouth Corp.	16,682	587,040
Hill-Rom Holdings, Inc.	18,323	932,824
IDEXX Laboratories, Inc. *	16,439	1,164,210
4

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
IMS Health Holdings, Inc. *	6,051	167,734
Integra LifeSciences Holdings Corp. *	4,887	306,464
Invacare Corp.	32,531	648,018
Kindred Healthcare, Inc.	54,795	731,513
LivaNova plc *	8,305	497,054
Masimo Corp. *	12,649	524,681
MedAssets, Inc. *	5,638	169,873
MEDNAX, Inc. *	15,277	1,090,319
Meridian Bioscience, Inc.	6,788	132,841
Molina Healthcare, Inc. *	11,574	697,449
Orthofix International N.V. *	8,518	336,972
PharMerica Corp. *	22,110	752,182
Quality Systems, Inc.	22,976	373,360
Select Medical Holdings Corp.	48,806	589,088
Sirona Dental Systems, Inc. *	6,446	699,262
STERIS plc	20,430	1,560,443
Team Health Holdings, Inc. *	5,506	303,601
Teleflex, Inc.	7,959	1,048,200
The Cooper Cos., Inc.	5,387	787,849
Triple-S Management Corp., Class B *	24,437	646,114
VCA, Inc. *	14,791	813,949
West Pharmaceutical Services, Inc.	11,324	713,978
		25,503,792
Household & Personal Products 0.3%
Elizabeth Arden, Inc. *(c)	24,558	251,720
Nu Skin Enterprises, Inc., Class A (c)	25,258	880,746
Spectrum Brands Holdings, Inc.	4,083	386,701
WD-40 Co.	3,526	348,263
		1,867,430
Insurance 4.1%
Allied World Assurance Co. Holdings AG	30,615	1,111,937
Ambac Financial Group, Inc. *	20,248	341,786
American Equity Investment Life Holding Co.	23,253	623,413
AmTrust Financial Services, Inc.	2,031	126,958
Argo Group International Holdings Ltd.	10,406	661,093
Aspen Insurance Holdings Ltd.	27,386	1,383,541
Assured Guaranty Ltd.	42,733	1,129,860
Brown & Brown, Inc.	25,254	819,745
CNA Financial Corp.	3,768	138,436
CNO Financial Group, Inc.	74,129	1,499,630
Employers Holdings, Inc.	17,820	488,446
Endurance Specialty Holdings Ltd.	26,554	1,751,502
Horace Mann Educators Corp.	10,019	349,964
Infinity Property & Casualty Corp.	6,104	521,892
Kemper Corp.	29,947	1,231,121
Maiden Holdings Ltd.	9,097	140,185
Markel Corp. *	1,354	1,225,600
MBIA, Inc. *	45,744	300,538
Mercury General Corp.	13,057	675,700
Primerica, Inc.	27,327	1,400,235
ProAssurance Corp.	16,977	898,253
RLI Corp.	14,430	875,901
Safety Insurance Group, Inc.	6,690	374,707
Selective Insurance Group, Inc.	14,118	487,212
StanCorp Financial Group, Inc.	13,412	1,524,140
Security	Number of Shares	Value ($)
Stewart Information Services Corp.	10,709	464,128
Symetra Financial Corp.	14,814	466,345
The Hanover Insurance Group, Inc.	14,467	1,223,908
		22,236,176
Materials 5.6%
A. Schulman, Inc.	16,694	577,779
Axalta Coating Systems Ltd. *	5,344	155,083
Axiall Corp.	26,943	561,492
Berry Plastics Group, Inc. *	18,572	675,278
Boise Cascade Co. *	12,736	398,637
Cabot Corp.	33,145	1,443,133
Calgon Carbon Corp.	15,863	268,243
Carpenter Technology Corp.	18,864	677,972
Century Aluminum Co. *	24,304	90,654
Chemtura Corp. *	33,937	1,042,545
Clearwater Paper Corp. *	9,828	479,705
Coeur Mining, Inc. *	115,320	295,219
Compass Minerals International, Inc.	9,444	794,618
Crown Holdings, Inc. *	27,786	1,442,371
Eagle Materials, Inc.	4,428	305,886
Ferro Corp. *	26,190	314,542
Globe Specialty Metals, Inc.	16,786	170,714
Greif, Inc., Class A	24,415	866,000
H.B. Fuller Co.	17,412	693,172
Hecla Mining Co.	123,126	237,633
Innophos Holdings, Inc.	10,570	314,140
Innospec, Inc.	9,025	527,060
Intrepid Potash, Inc. *	26,710	95,889
Kaiser Aluminum Corp.	8,649	741,392
KapStone Paper & Packaging Corp.	15,593	378,442
Koppers Holdings, Inc. *	17,412	397,516
Kraton Performance Polymers, Inc. *	21,418	476,550
Louisiana-Pacific Corp. *	24,904	458,234
LSB Industries, Inc. *	7,934	56,411
Martin Marietta Materials, Inc.	8,375	1,318,225
Materion Corp.	11,644	337,909
Minerals Technologies, Inc.	9,952	612,446
Myers Industries, Inc.	16,947	262,678
Neenah Paper, Inc.	2,233	148,427
NewMarket Corp.	2,330	962,639
Olin Corp.	39,443	858,674
P.H. Glatfelter Co.	28,228	502,176
PolyOne Corp.	20,404	734,136
Quaker Chemical Corp.	3,335	284,242
Royal Gold, Inc.	2,688	96,634
Schnitzer Steel Industries, Inc., Class A	62,721	1,035,524
Schweitzer-Mauduit International, Inc.	11,719	490,089
Sealed Air Corp.	35,155	1,594,631
Sensient Technologies Corp.	14,261	953,205
Silgan Holdings, Inc.	18,144	985,764
Stepan Co.	12,639	657,986
Stillwater Mining Co. *	25,221	236,069
SunCoke Energy, Inc.	30,983	117,116
The Scotts Miracle-Gro Co., Class A	14,040	979,852
Tronox Ltd., Class A	40,497	235,693
W.R. Grace & Co. *	6,719	659,940
Westlake Chemical Corp.	9,372	562,789
Worthington Industries, Inc.	26,796	824,513
		30,387,667
    5

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 1.9%
AMC Networks, Inc., Class A *	6,113	497,048
Cinemark Holdings, Inc.	33,151	1,150,340
DreamWorks Animation SKG, Inc., Class A *	26,168	644,780
John Wiley & Sons, Inc., Class A	13,950	719,680
Liberty Broadband Corp., Class A *	494	26,187
Liberty Broadband Corp., Class C *	2,228	117,661
Lions Gate Entertainment Corp.	10,369	351,924
Live Nation Entertainment, Inc. *	29,879	758,628
Loral Space & Communications, Inc. *	8,529	377,323
Meredith Corp.	13,306	620,725
MSG Networks, Inc., Class A *	6,113	120,915
National CineMedia, Inc.	28,870	458,167
Regal Entertainment Group, Class A (c)	39,506	740,737
Scholastic Corp.	20,062	857,049
Sinclair Broadcast Group, Inc., Class A	14,612	512,881
Sirius XM Holdings, Inc. *	267,041	1,097,538
Starz, Class A *	5,616	198,132
The New York Times Co., Class A	44,601	627,982
Tribune Media Co., Class A	6,406	249,898
		10,127,595
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alexion Pharmaceuticals, Inc. *	3,466	618,473
Bio-Rad Laboratories, Inc., Class A *	5,936	829,378
Bio-Techne Corp.	6,004	547,625
Bruker Corp. *	18,628	421,738
Charles River Laboratories International, Inc. *	14,905	1,141,276
Endo International plc *	14,881	914,884
Illumina, Inc. *	3,572	656,891
Impax Laboratories, Inc. *	10,935	481,796
Jazz Pharmaceuticals plc *	954	139,847
Mallinckrodt plc *	10,373	704,430
Myriad Genetics, Inc. *(c)	14,901	648,193
PAREXEL International Corp. *	7,503	509,079
PDL BioPharma, Inc.	95,349	360,896
PerkinElmer, Inc.	22,621	1,202,532
Prestige Brands Holdings, Inc. *	2,622	133,434
QIAGEN N.V. *	31,813	841,136
Quintiles Transnational Holdings, Inc. *	9,506	646,313
Regeneron Pharmaceuticals, Inc. *	433	235,768
United Therapeutics Corp. *	3,198	488,111
		11,521,800
Real Estate 9.9%
Alexandria Real Estate Equities, Inc.	9,455	870,711
Altisource Portfolio Solutions S.A. *	4,164	119,798
American Campus Communities, Inc.	15,691	633,916
Anworth Mortgage Asset Corp.	79,602	382,886
Apartment Investment & Management Co., Class A	28,538	1,087,583
BioMed Realty Trust, Inc.	36,853	864,940
Brandywine Realty Trust	49,385	679,538
Brixmor Property Group, Inc.	11,310	283,994
Camden Property Trust	14,002	1,069,473
Security	Number of Shares	Value ($)
Capstead Mortgage Corp.	42,697	405,195
CBL & Associates Properties, Inc.	49,738	650,076
CBRE Group, Inc., Class A *	32,779	1,228,229
Chambers Street Properties	17,213	129,442
Chimera Investment Corp.	49,848	702,358
Columbia Property Trust, Inc.	40,857	1,023,876
Corporate Office Properties Trust	25,918	577,712
CubeSmart	5,554	161,733
DCT Industrial Trust, Inc.	12,914	492,927
DDR Corp.	38,781	661,216
DiamondRock Hospitality Co.	39,466	439,257
Douglas Emmett, Inc.	22,453	695,594
Duke Realty Corp.	59,738	1,215,668
DuPont Fabros Technology, Inc.	4,296	141,940
EastGroup Properties, Inc.	5,796	337,385
EPR Properties	11,059	619,746
Equinix, Inc.	3,964	1,175,326
Equity Commonwealth *	40,548	1,119,936
Equity LifeStyle Properties, Inc.	8,261	515,321
Equity One, Inc.	12,589	342,798
Essex Property Trust, Inc.	3,921	904,928
Extra Space Storage, Inc.	7,050	590,438
Federal Realty Investment Trust	7,987	1,170,255
Forest City Enterprises, Inc., Class A *	5,804	129,081
Franklin Street Properties Corp.	25,095	262,745
Government Properties Income Trust	16,598	281,004
Hatteras Financial Corp.	37,561	528,859
Healthcare Realty Trust, Inc.	20,016	544,235
Healthcare Trust of America, Inc., Class A	14,990	391,389
Hersha Hospitality Trust	10,494	247,763
Highwoods Properties, Inc.	18,519	806,688
Invesco Mortgage Capital, Inc.	40,849	548,194
Investors Real Estate Trust	37,358	305,215
Jones Lang LaSalle, Inc.	8,412	1,397,401
Kilroy Realty Corp.	8,671	578,616
Lamar Advertising Co., Class A	11,922	696,364
LaSalle Hotel Properties	14,753	416,182
Lexington Realty Trust	55,346	475,422
Liberty Property Trust	37,854	1,283,251
Mack-Cali Realty Corp.	56,403	1,325,471
Medical Properties Trust, Inc.	23,345	280,373
MFA Financial, Inc.	116,923	816,123
Mid-America Apartment Communities, Inc.	8,512	753,823
National Retail Properties, Inc.	15,320	589,207
New Residential Investment Corp.	18,908	240,510
NorthStar Realty Finance Corp.	13,301	239,950
Omega Healthcare Investors, Inc.	15,399	530,342
Outfront Media, Inc.	21,300	486,705
Pennsylvania Real Estate Investment Trust	15,460	333,318
PennyMac Mortgage Investment Trust	22,287	370,856
Piedmont Office Realty Trust, Inc., Class A	63,835	1,244,144
Post Properties, Inc.	6,423	378,700
Potlatch Corp.	13,155	439,640
PS Business Parks, Inc.	4,167	368,446
Rayonier, Inc.	56,963	1,374,517
Realogy Holdings Corp. *	12,949	534,923
Realty Income Corp.	18,149	900,553
6

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Redwood Trust, Inc.	28,998	399,592
Regency Centers Corp.	14,833	999,448
Retail Properties of America, Inc., Class A	54,477	833,498
RLJ Lodging Trust	18,146	442,762
Ryman Hospitality Properties, Inc.	7,948	431,894
Sabra Health Care REIT, Inc.	15,330	317,024
Senior Housing Properties Trust	47,852	691,461
SL Green Realty Corp.	8,605	1,016,078
Sovran Self Storage, Inc.	4,107	412,712
Spirit Realty Capital, Inc.	14,538	142,763
Starwood Property Trust, Inc.	23,419	476,108
Sun Communities, Inc.	5,378	359,519
Sunstone Hotel Investors, Inc.	23,006	337,728
Tanger Factory Outlet Centers, Inc.	13,767	458,579
Taubman Centers, Inc.	9,045	650,064
The Geo Group, Inc.	17,749	520,401
Two Harbors Investment Corp.	42,133	358,131
UDR, Inc.	35,532	1,311,486
Washington Real Estate Investment Trust	20,036	551,190
Weingarten Realty Investors	25,584	894,417
Western Asset Mortgage Capital Corp. (c)	8,324	97,974
WP Carey, Inc.	8,626	533,691
		53,630,725
Retailing 5.0%
Asbury Automotive Group, Inc. *	9,038	678,754
Ascena Retail Group, Inc. *	88,486	1,002,546
Barnes & Noble, Inc.	37,962	485,914
Burlington Stores, Inc. *	15,982	768,894
Cabela's, Inc. *	9,792	458,951
Caleres, Inc.	22,617	635,538
Citi Trends, Inc.	4,884	96,850
Conn's, Inc. *(c)	3,736	99,639
DSW, Inc., Class A	28,351	650,939
Express, Inc. *	47,902	801,879
Five Below, Inc. *	9,115	255,311
Fred's, Inc., Class A	52,111	858,789
Genesco, Inc. *	13,722	743,184
GNC Holdings, Inc., Class A	27,313	814,201
Group 1 Automotive, Inc.	15,095	1,226,016
Haverty Furniture Cos., Inc.	5,738	138,515
Hibbett Sports, Inc. *	9,960	326,788
HSN, Inc.	11,485	573,101
Lands' End, Inc. *(c)	6,326	152,077
Liberty TripAdvisor Holdings, Inc., Class A *	5,638	168,802
Lithia Motors, Inc., Class A	5,238	650,769
Lumber Liquidators Holdings, Inc. *(c)	14,138	220,836
Monro Muffler Brake, Inc.	6,073	449,645
Netflix, Inc. *	14,566	1,796,425
Nutrisystem, Inc.	16,862	386,814
Outerwall, Inc. (c)	12,903	798,696
Penske Automotive Group, Inc.	18,895	881,641
Pier 1 Imports, Inc.	63,023	426,035
Pool Corp.	10,603	869,870
Restoration Hardware Holdings, Inc. *	1,314	118,089
Sally Beauty Holdings, Inc. *	28,812	745,078
Sears Holdings Corp. *(c)	50,066	1,107,961
Security	Number of Shares	Value ($)
Select Comfort Corp. *	11,978	282,920
Shutterfly, Inc. *	2,822	129,530
Sonic Automotive, Inc., Class A	31,952	775,156
Stage Stores, Inc.	39,665	307,007
Stein Mart, Inc.	26,578	205,448
The Buckle, Inc.	16,762	532,193
The Cato Corp., Class A	14,545	571,328
The Children's Place, Inc.	16,291	787,181
The Finish Line, Inc., Class A	31,934	529,785
The Men's Wearhouse, Inc.	25,276	505,267
The Michaels Cos., Inc. *	4,330	96,169
The Pep Boys-Manny, Moe & Jack *	50,575	785,430
TripAdvisor, Inc. *	5,166	425,523
Tuesday Morning Corp. *	22,846	152,611
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,032	1,007,344
Vitamin Shoppe, Inc. *	10,743	327,661
Zumiez, Inc. *	5,930	89,484
		26,898,584
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *(c)	412,325	973,087
Amkor Technology, Inc. *	70,910	482,188
Atmel Corp.	142,485	1,232,495
Brooks Automation, Inc.	28,338	315,969
Cabot Microelectronics Corp. *	11,608	487,072
Cirrus Logic, Inc. *	17,457	577,129
Cree, Inc. *	22,239	614,686
Cypress Semiconductor Corp. *	73,871	799,284
Diodes, Inc. *	11,128	259,171
Entegris, Inc. *	31,805	433,184
Fairchild Semiconductor International, Inc. *	52,141	1,018,835
First Solar, Inc. *	23,840	1,347,198
Freescale Semiconductor Ltd. *	9,573	372,486
Integrated Device Technology, Inc. *	20,029	561,613
Intersil Corp., Class A	54,411	787,871
Microsemi Corp. *	10,580	380,986
MKS Instruments, Inc.	14,583	537,675
OmniVision Technologies, Inc. *	17,120	499,904
ON Semiconductor Corp. *	94,666	1,037,539
Photronics, Inc. *	37,993	416,783
PMC-Sierra, Inc. *	48,312	571,531
Silicon Laboratories, Inc. *	13,050	706,136
Skyworks Solutions, Inc.	10,715	889,559
Synaptics, Inc. *	5,269	472,998
Teradyne, Inc.	45,382	943,038
Veeco Instruments, Inc. *	14,720	301,024
		17,019,441
Software & Services 5.6%
ACI Worldwide, Inc. *	13,833	325,352
Acxiom Corp. *	34,876	798,660
ANSYS, Inc. *	7,526	701,498
AVG Technologies N.V. *	6,752	142,400
Cadence Design Systems, Inc. *	20,435	455,701
Cardtronics, Inc. *	3,476	130,732
Cimpress N.V. *(c)	7,459	688,018
Convergys Corp.	58,038	1,495,059
CSG Systems International, Inc.	12,750	455,558
    7

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EarthLink Holdings Corp.	125,713	1,155,302
Euronet Worldwide, Inc. *	7,011	544,895
Everi Holdings, Inc. *	41,809	159,710
Fair Isaac Corp.	8,319	792,385
FleetCor Technologies, Inc. *	2,982	458,363
Gartner, Inc. *	8,965	836,434
Genpact Ltd. *	38,718	975,694
Heartland Payment Systems, Inc.	9,323	739,687
j2 Global, Inc.	6,134	493,603
Jack Henry & Associates, Inc.	12,666	1,005,427
LinkedIn Corp., Class A *	854	207,616
Manhattan Associates, Inc. *	7,267	556,652
ManTech International Corp., Class A	25,078	839,862
MAXIMUS, Inc.	11,089	629,301
Mentor Graphics Corp.	16,433	307,790
Monster Worldwide, Inc. *	108,977	701,812
NeuStar, Inc., Class A *(c)	35,551	895,885
Nuance Communications, Inc. *	34,381	719,594
Progress Software Corp. *	22,492	539,583
PTC, Inc. *	16,203	583,956
Rackspace Hosting, Inc. *	14,470	414,131
Red Hat, Inc. *	12,004	977,246
Rovi Corp. *	25,195	297,553
salesforce.com, Inc. *	11,108	885,197
Science Applications International Corp.	27,479	1,380,545
Solera Holdings, Inc.	10,773	578,941
SS&C Technologies Holdings, Inc.	2,074	149,121
Sykes Enterprises, Inc. *	18,666	593,952
Synopsys, Inc. *	19,511	977,111
Take-Two Interactive Software, Inc. *	24,679	872,896
Travelport Worldwide Ltd.	16,488	219,455
Unisys Corp. *	35,485	456,337
United Online, Inc. *	15,971	183,667
Vantiv, Inc., Class A *	10,941	576,700
VeriFone Systems, Inc. *	13,406	384,484
Verint Systems, Inc. *	2,440	114,314
VeriSign, Inc. *	20,016	1,790,231
VMware, Inc., Class A *(c)	4,968	305,085
WebMD Health Corp. *	13,293	604,699
WEX, Inc. *	3,906	368,219
Zynga, Inc., Class A *	46,432	119,795
		30,586,208
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	31,040	506,262
ARRIS Group, Inc. *	20,512	627,052
AVX Corp.	10,060	135,709
Belden, Inc.	9,132	573,216
Benchmark Electronics, Inc. *	45,365	973,533
Brocade Communications Systems, Inc.	105,300	988,240
CDW Corp.	16,253	701,642
Cognex Corp.	6,893	255,730
Coherent, Inc. *	8,599	584,044
CommScope Holding Co., Inc. *	19,950	570,969
Comtech Telecommunications Corp.	20,044	441,569
Diebold, Inc.	32,205	1,116,547
Dolby Laboratories, Inc., Class A	16,786	580,460
EchoStar Corp., Class A *	12,378	484,104
Electronics For Imaging, Inc. *	7,825	384,051
Security	Number of Shares	Value ($)
F5 Networks, Inc. *	10,339	1,064,917
Fabrinet *	14,966	358,136
FEI Co.	5,172	413,812
Finisar Corp. *	26,973	325,564
Harmonic, Inc. *	21,990	121,605
II-VI, Inc. *	7,246	134,921
Insight Enterprises, Inc. *	45,316	1,213,562
InterDigital, Inc.	10,242	539,651
IPG Photonics Corp. *	1,474	134,414
Itron, Inc. *	21,051	756,783
Knowles Corp. *(c)	30,645	504,723
Littelfuse, Inc.	4,293	466,048
Methode Electronics, Inc.	3,442	124,187
MTS Systems Corp.	5,427	345,266
National Instruments Corp.	20,275	636,635
NCR Corp. *	44,083	1,195,090
NETGEAR, Inc. *	15,652	690,410
OSI Systems, Inc. *	4,284	401,111
Plantronics, Inc.	10,101	534,444
Plexus Corp. *	21,371	795,001
Polycom, Inc. *	73,720	1,004,804
QLogic Corp. *	69,773	900,072
Rofin-Sinar Technologies, Inc. *	12,955	372,327
Sanmina Corp. *	58,024	1,315,404
ScanSource, Inc. *	21,606	830,103
Super Micro Computer, Inc. *	3,936	96,668
Trimble Navigation Ltd. *	34,896	799,118
TTM Technologies, Inc. *	34,120	267,501
ViaSat, Inc. *	5,646	349,939
Viavi Solutions, Inc. *	56,199	357,426
Zebra Technologies Corp., Class A *	10,853	870,411
		26,843,181
Telecommunication Services 1.1%
Cincinnati Bell, Inc. *	181,989	686,099
Consolidated Communications Holdings, Inc.	20,183	439,788
General Communication, Inc., Class A *	7,800	162,006
Inteliquent, Inc.	17,134	329,144
Intelsat S.A. *(c)	36,863	171,413
Iridium Communications, Inc. *	15,924	130,099
Level 3 Communications, Inc. *	23,804	1,209,957
NTELOS Holdings Corp. *	48,082	440,912
SBA Communications Corp., Class A *	7,873	827,925
T-Mobile US, Inc. *	27,996	993,858
Vonage Holdings Corp. *	84,454	544,728
Zayo Group Holdings, Inc. *	4,884	118,681
		6,054,610
Transportation 3.0%
Allegiant Travel Co.	2,344	410,505
AMERCO	1,320	535,128
American Airlines Group, Inc.	27,690	1,142,489
ArcBest Corp.	14,430	347,474
Atlas Air Worldwide Holdings, Inc. *	13,052	539,309
Copa Holdings S.A., Class A (c)	11,940	616,701
Forward Air Corp.	7,393	355,529
Genesee & Wyoming, Inc., Class A *	5,261	364,430
8

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc. *	12,900	466,980
Heartland Express, Inc.	16,585	317,769
Hub Group, Inc., Class A *	19,970	769,444
Kirby Corp. *	12,725	822,035
Knight Transportation, Inc.	17,573	466,036
Landstar System, Inc.	15,461	965,076
Macquarie Infrastructure Corp.	2,822	211,735
Marten Transport Ltd.	5,704	103,128
Matson, Inc.	11,153	576,722
Navios Maritime Holdings, Inc.	113,765	180,886
Old Dominion Freight Line, Inc. *	10,326	657,870
Republic Airways Holdings, Inc. *	75,100	318,424
Saia, Inc. *	7,524	184,413
SkyWest, Inc.	82,204	1,694,224
Southwest Airlines Co.	29,993	1,376,079
Spirit Airlines, Inc. *	7,820	287,541
Swift Transportation Co. *	20,622	329,333
United Continental Holdings, Inc. *	15,253	850,050
UTi Worldwide, Inc. *	95,468	668,276
Werner Enterprises, Inc.	27,632	744,959
Wesco Aircraft Holdings, Inc. *	8,880	118,814
		16,421,359
Utilities 4.1%
ALLETE, Inc.	13,874	706,880
American States Water Co.	9,063	379,105
Aqua America, Inc.	34,708	1,018,680
Avista Corp.	26,945	932,566
Black Hills Corp.	18,170	779,856
California Water Service Group	14,692	331,011
Cleco Corp.	17,885	896,217
Dynegy, Inc. *	20,614	332,298
El Paso Electric Co.	18,903	730,601
Hawaiian Electric Industries, Inc.	40,720	1,163,778
IDACORP, Inc.	14,021	953,989
ITC Holdings Corp.	23,445	864,652
MGE Energy, Inc.	10,075	437,960
New Jersey Resources Corp.	29,957	900,208
Northwest Natural Gas Co.	12,616	615,661
NorthWestern Corp.	13,808	752,950
ONE Gas, Inc.	7,878	384,052
Otter Tail Corp.	17,400	463,362
Piedmont Natural Gas Co., Inc.	25,663	1,492,303
PNM Resources, Inc.	39,095	1,133,755
Portland General Electric Co.	34,378	1,269,236
Questar Corp.	49,463	937,324
South Jersey Industries, Inc.	20,769	476,856
Southwest Gas Corp.	18,826	1,055,762
The Empire District Electric Co.	20,863	475,051
The Laclede Group, Inc.	11,645	679,602
UIL Holdings Corp.	17,523	891,045
WGL Holdings, Inc.	21,147	1,303,924
		22,358,684
Total Common Stock
(Cost $551,975,982)		541,833,592
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(d)	5,940	12,724
Total Rights
(Cost $14,969)		12,724

Other Investment Companies 2.9% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	250,174	250,174
Securities Lending Collateral 2.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	15,428,000	15,428,000
Total Other Investment Companies
(Cost $15,678,174)		15,678,174

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $567,781,450 and the unrealized appreciation and depreciation were $33,122,139 and ($43,379,099), respectively, with a net unrealized depreciation of ($10,256,960).
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $12,724 or 0.0% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $14,725,372.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/18/15	8	956,720	7,538
    9

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$541,833,592	$—	$—	$541,833,592
Rights [1]	—	—	12,724	12,724
Other Investment Companies[1]	15,678,174	—	—	15,678,174
Total	$557,511,766	$—	$12,724	$557,524,490
Other Financial Instruments
Futures Contracts[2]	$7,538	$—	$—	$7,538
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Rights	$14,969	$—	($2,245)	$—	$—	$—	$—	$12,724
Total	$14,969	$—	($2,245)	$—	$—	$—	$—	$12,724
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
10

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	847,447,879	786,477,764
0.4%	Preferred Stock	4,159,944	3,095,143
0.0%	Rights	223,188	220,675
1.2%	Other Investment Companies	9,139,054	9,139,054
100.6%	Total Investments	860,970,065	798,932,636
(0.6%)	Other Assets and Liabilities, Net		(4,670,176)
100.0%	Net Assets		794,262,460

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 5.2%
Banks 1.7%
Australia & New Zealand Banking Group Ltd.	135,110	2,658,003
Bendigo & Adelaide Bank Ltd.	22,365	180,855
Commonwealth Bank of Australia	67,061	3,859,694
National Australia Bank Ltd.	133,365	2,840,140
Westpac Banking Corp.	153,062	3,565,715
		13,104,407
Capital Goods 0.1%
CIMIC Group Ltd.	13,631	247,419
UGL Ltd. *	146,965	259,838
		507,257
Commercial & Professional Services 0.1%
Brambles Ltd.	58,406	460,875
Downer EDI Ltd.	74,583	195,095
		655,970
Consumer Services 0.1%
Tabcorp Holdings Ltd.	73,161	242,267
Tatts Group Ltd.	129,058	389,024
		631,291
Diversified Financials 0.1%
Macquarie Group Ltd.	10,993	648,474
Energy 0.3%
Caltex Australia Ltd.	15,904	395,505
Origin Energy Ltd.	127,722	518,265
Santos Ltd.	102,699	298,407
Woodside Petroleum Ltd.	38,630	842,818
WorleyParsons Ltd.	50,943	214,097
		2,269,092
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.7%
Metcash Ltd. (b)	484,715	519,812
Wesfarmers Ltd.	109,898	3,033,186
Woolworths Ltd.	124,955	2,143,138
		5,696,136
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	42,176	275,963
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	22,190	326,884
Insurance 0.4%
AMP Ltd.	155,838	656,066
Insurance Australia Group Ltd.	106,703	428,336
Medibank Pvt Ltd.	70,923	119,227
QBE Insurance Group Ltd.	113,814	1,028,396
Suncorp Group Ltd.	127,051	1,232,699
		3,464,724
Materials 1.0%
Amcor Ltd.	51,429	503,829
Arrium Ltd. *	3,549,299	203,174
BHP Billiton Ltd.	284,063	3,723,501
BlueScope Steel Ltd.	123,600	373,467
Boral Ltd.	65,936	270,897
Fortescue Metals Group Ltd. (b)	135,121	191,901
Incitec Pivot Ltd.	137,895	377,693
Newcrest Mining Ltd. *	59,287	468,687
Orica Ltd.	38,991	446,395
Rio Tinto Ltd.	35,326	1,175,168
		7,734,712
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	12,216	886,145
Real Estate 0.2%
LendLease Group	39,625	366,081
Mirvac Group	164,523	222,333
Scentre Group	51,734	149,946
Stockland	132,189	383,137
Westfield Corp.	84,477	587,635
		1,709,132
Telecommunication Services 0.1%
Telstra Corp., Ltd.	298,006	1,157,412
Transportation 0.2%
Asciano Ltd.	56,063	347,329
Aurizon Holdings Ltd.	81,623	329,432
Qantas Airways Ltd. *	141,446	373,070
Transurban Group	26,311	197,703
		1,247,534
Utilities 0.1%
AGL Energy Ltd.	38,470	461,337
APA Group	26,674	172,019
DUET Group	91,424	155,678
		789,034
		41,104,167
    1

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	34,795	1,067,184
Raiffeisen Bank International AG *	23,396	365,950
		1,433,134
Energy 0.1%
OMV AG	37,464	1,068,919
Materials 0.1%
voestalpine AG	13,853	450,630
		2,952,683
Belgium 1.0%
Banks 0.1%
KBC Groep N.V.	8,271	493,551
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	2,648	217,498
Food & Staples Retailing 0.3%
Colruyt S.A.	7,114	352,381
Delhaize Group	15,706	1,573,030
		1,925,411
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	20,169	2,597,717
Insurance 0.1%
Ageas	23,023	1,006,794
Materials 0.1%
Solvay S.A.	3,487	401,609
Umicore S.A.	12,680	524,229
		925,838
Media 0.0%
Telenet Group Holding N.V. *	3,492	190,637
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,519	314,127
Telecommunication Services 0.1%
Proximus	15,245	503,398
		8,174,971
Canada 6.3%
Automobiles & Components 0.2%
Magna International, Inc.	29,180	1,330,975
Banks 1.5%
Bank of Montreal	29,617	1,714,990
Canadian Imperial Bank of Commerce	20,291	1,528,015
National Bank of Canada	12,997	427,199
Royal Bank of Canada	58,853	3,362,397
The Bank of Nova Scotia	52,253	2,389,281
The Toronto-Dominion Bank	67,141	2,749,874
		12,171,756
Capital Goods 0.1%
Bombardier, Inc., B Shares	169,750	165,715
Finning International, Inc.	14,265	210,175
SNC-Lavalin Group, Inc.	9,608	306,065
		681,955
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
CI Financial Corp.	7,966	189,870
IGM Financial, Inc.	6,780	193,831
Onex Corp.	6,340	391,546
		775,247
Energy 1.7%
ARC Resources Ltd.	21,166	290,871
Baytex Energy Corp.	10,352	43,145
Bonavista Energy Corp. (b)	43,053	78,240
Cameco Corp.	17,480	214,226
Canadian Natural Resources Ltd.	68,531	1,664,321
Canadian Oil Sands Ltd.	113,355	728,659
Cenovus Energy, Inc.	83,117	1,233,351
Crescent Point Energy Corp. (b)	22,930	300,820
Enbridge, Inc.	24,139	859,770
Encana Corp.	130,710	1,091,499
Enerplus Corp.	43,602	214,793
Gibson Energy, Inc.	9,520	119,031
Husky Energy, Inc.	37,547	508,370
Imperial Oil Ltd.	16,484	536,985
Inter Pipeline Ltd.	8,009	139,653
Pacific Exploration & Production Corp. (b)	77,706	108,537
Pembina Pipeline Corp.	11,029	253,850
Pengrowth Energy Corp.	147,729	126,468
Penn West Petroleum Ltd. (b)	612,932	658,200
Suncor Energy, Inc.	115,976	3,213,693
TransCanada Corp.	36,084	1,141,876
Vermilion Energy, Inc.	6,442	193,456
		13,719,814
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	14,943	683,160
Empire Co., Ltd., A Shares	22,343	446,977
George Weston Ltd.	5,517	452,538
Loblaw Cos. Ltd.	13,647	690,933
Metro, Inc. (b)	26,421	763,077
		3,036,685
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	12,100	297,037
Insurance 0.5%
Fairfax Financial Holdings Ltd.	565	272,039
Great-West Lifeco, Inc.	10,144	276,443
Intact Financial Corp.	4,438	296,678
Manulife Financial Corp.	61,861	1,021,068
Power Corp. of Canada	30,115	708,522
Power Financial Corp.	13,314	339,036
Sun Life Financial, Inc. (b)	24,092	796,765
		3,710,551
Materials 0.6%
Agrium, Inc.	9,513	941,834
Barrick Gold Corp.	129,075	952,808
First Quantum Minerals Ltd.	34,189	124,776
Goldcorp, Inc.	40,275	477,560
Kinross Gold Corp. *	150,357	294,696
Potash Corp. of Saskatchewan, Inc.	47,098	956,001
Teck Resources Ltd., Class B	94,269	402,094
Yamana Gold, Inc.	101,948	215,893
		4,365,662
2

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Quebecor, Inc., Class B	6,974	173,191
Shaw Communications, Inc., B Shares	19,337	402,525
Yellow Pages Ltd. *	25,740	316,229
		891,945
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,011	181,747
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	37,549	1,292,848
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	4,764	447,619
RONA, Inc.	21,758	217,800
		665,419
Software & Services 0.0%
CGI Group, Inc., Class A *	6,425	280,468
Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	114,189	910,665
Celestica, Inc. *	20,723	234,362
		1,145,027
Telecommunication Services 0.3%
BCE, Inc.	26,374	1,138,420
Rogers Communications, Inc., B Shares	24,261	938,448
TELUS Corp.	16,470	524,903
		2,601,771
Transportation 0.2%
Canadian National Railway Co.	24,767	1,482,505
Canadian Pacific Railway Ltd.	2,853	421,828
		1,904,333
Utilities 0.1%
Atco Ltd., Class I (b)	4,755	128,833
Canadian Utilities Ltd., Class A	7,291	178,600
Emera, Inc.	5,706	182,580
Fortis, Inc.	13,948	386,289
TransAlta Corp. (b)	39,351	158,687
		1,034,989
		50,088,229
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	21,443	575,266
Capital Goods 0.1%
FLSmidth & Co. A/S (b)	4,438	161,282
Vestas Wind Systems A/S	6,234	406,592
		567,874
Commercial & Professional Services 0.0%
ISS A/S	1,648	57,464
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	7,401	629,183
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	34,650	1,908,213
Telecommunication Services 0.1%
TDC A/S	119,019	624,953
Security	Number of Shares	Value ($)
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	435	652,167
AP Moller - Maersk A/S, B Shares	658	1,004,196
DSV A/S	7,648	297,319
		1,953,682
		6,316,635
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	6,665	261,508
Capital Goods 0.1%
Kone Oyj, B Shares	9,008	384,262
Metso Oyj	10,874	269,888
Wartsila Oyj Abp	7,925	356,059
		1,010,209
Energy 0.1%
Neste Oyj	12,956	373,285
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	16,000	531,117
Insurance 0.1%
Sampo Oyj, A Shares	14,899	738,314
Materials 0.2%
Stora Enso Oyj, R Shares	75,129	741,899
UPM-Kymmene Oyj	54,714	1,044,197
		1,786,096
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	6,354	212,128
Technology Hardware & Equipment 0.3%
Nokia Oyj	338,471	2,443,350
Telecommunication Services 0.0%
Elisa Oyj	8,282	308,420
Utilities 0.1%
Fortum Oyj	34,467	503,080
		8,167,507
France 11.0%
Automobiles & Components 0.5%
Faurecia	5,072	190,327
Peugeot S.A. *	73,120	1,305,887
Renault S.A.	17,324	1,747,522
Valeo S.A.	3,512	543,583
		3,787,319
Banks 1.0%
BNP Paribas S.A.	81,191	4,811,426
Credit Agricole S.A.	62,496	753,779
Societe Generale S.A.	55,700	2,657,830
		8,223,035
Capital Goods 1.8%
Airbus Group SE	15,609	1,128,264
Alstom S.A. *(b)	20,922	649,977
Bouygues S.A.	33,343	1,254,718
Compagnie de Saint-Gobain	64,578	2,852,976
Eiffage S.A.	5,392	339,123
Legrand S.A.	11,106	653,104
Nexans S.A. *	6,340	242,395
Rexel S.A.	40,162	549,938
    3

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Safran S.A.	9,836	725,934
Schneider Electric SE	30,664	1,943,148
Thales S.A.	5,072	377,493
Vallourec S.A. (b)	32,413	333,224
Vinci S.A.	43,030	2,797,665
Zodiac Aerospace	5,903	159,789
		14,007,748
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	8,571	176,474
Teleperformance	2,862	237,826
		414,300
Consumer Durables & Apparel 0.4%
Christian Dior SE	2,686	491,337
Kering	4,121	711,834
LVMH Moet Hennessy Louis Vuitton SE (b)	10,222	1,713,860
		2,917,031
Consumer Services 0.1%
Accor S.A.	11,160	470,758
Sodexo S.A.	4,531	447,724
		918,482
Diversified Financials 0.0%
Wendel S.A.	1,585	188,827
Energy 2.1%
CGG S.A. *(b)	48,271	162,223
Technip S.A.	9,535	499,592
Total S.A.	320,713	15,919,892
		16,581,707
Food & Staples Retailing 0.4%
Carrefour S.A.	81,527	2,512,537
Casino Guichard Perrachon S.A.	9,033	516,316
Rallye S.A.	10,342	194,424
		3,223,277
Food, Beverage & Tobacco 0.4%
Danone S.A.	28,936	2,027,095
Pernod-Ricard S.A. (b)	7,634	868,348
		2,895,443
Health Care Equipment & Services 0.1%
Essilor International S.A.	5,072	661,832
Household & Personal Products 0.1%
L'Oreal S.A.	7,134	1,262,795
Insurance 0.5%
AXA S.A.	123,743	3,347,002
CNP Assurances	12,046	167,681
SCOR SE	11,158	437,441
		3,952,124
Materials 0.3%
Air Liquide S.A.	15,264	1,861,984
Arkema S.A.	5,800	417,710
		2,279,694
Media 0.4%
Eutelsat Communications S.A. (b)	8,900	265,542
Publicis Groupe S.A.	6,340	399,885
Vivendi S.A.	138,754	2,920,643
		3,586,070
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	66,509	5,927,146
Real Estate 0.1%
Klepierre	6,410	290,836
Unibail-Rodamco SE	2,287	587,187
		878,023
Software & Services 0.1%
Atos SE	4,649	380,479
Cap Gemini S.A.	8,462	780,392
		1,160,871
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	104,196	410,254
Telecommunication Services 0.8%
Orange S.A.	357,027	6,168,933
Transportation 0.1%
Air France-KLM *(b)	84,033	560,022
Utilities 0.9%
Electricite de France S.A. (b)	38,960	580,387
Engie S.A.	265,520	4,624,274
Suez Environnement Co.	34,301	650,094
Veolia Environnement S.A.	67,888	1,626,871
		7,481,626
		87,486,559
Germany 8.7%
Automobiles & Components 1.3%
Bayerische Motoren Werke AG	23,509	2,564,839
Continental AG	4,438	1,071,962
Daimler AG - Reg'd	66,589	5,958,890
Leoni AG	2,964	114,073
Volkswagen AG	2,458	366,817
		10,076,581
Banks 0.1%
Commerzbank AG *	61,980	682,095
Capital Goods 1.0%
Brenntag AG	9,510	519,375
GEA Group AG	8,242	341,924
HOCHTIEF AG	2,853	269,048
Kloeckner & Co. SE (b)	25,414	217,573
MAN SE	2,853	283,030
MTU Aero Engines AG	2,536	251,743
OSRAM Licht AG	6,712	283,272
Rheinmetall AG	4,191	265,889
Siemens AG - Reg'd	52,161	5,406,518
		7,838,372
Commercial & Professional Services 0.0%
Bilfinger SE (b)	6,791	321,212
Consumer Durables & Apparel 0.2%
adidas AG	13,807	1,335,590
HUGO BOSS AG	1,324	114,636
		1,450,226
Consumer Services 0.1%
TUI AG	27,523	457,828
4

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	85,528	2,195,481
Deutsche Boerse AG	6,931	594,325
		2,789,806
Food & Staples Retailing 0.1%
METRO AG	36,812	1,227,021
Food, Beverage & Tobacco 0.0%
Suedzucker AG	17,158	324,192
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	7,986	659,571
Fresenius SE & Co. KGaA	15,073	1,106,236
		1,765,807
Household & Personal Products 0.1%
Beiersdorf AG	2,966	276,102
Henkel AG & Co. KGaA	3,804	364,999
		641,101
Insurance 0.9%
Allianz SE - Reg'd	26,947	4,771,332
Hannover Rueck SE	3,487	407,870
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	11,236	2,263,612
		7,442,814
Materials 1.4%
Aurubis AG	7,980	497,004
BASF SE	75,141	6,217,077
HeidelbergCement AG	11,729	933,529
K+S AG - Reg'd	17,332	493,142
LANXESS AG	8,953	455,765
Linde AG	7,937	1,385,235
Salzgitter AG	12,092	297,308
Symrise AG	2,770	187,410
ThyssenKrupp AG	39,790	846,578
		11,313,048
Media 0.1%
ProSiebenSat.1 Media SE	11,002	577,502
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg'd	30,760	4,103,131
Merck KGaA	3,804	389,466
		4,492,597
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	47,550	704,586
Software & Services 0.2%
SAP SE	25,127	1,979,461
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg'd	318,927	5,879,452
Freenet AG	9,510	320,001
		6,199,453
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd *	44,768	641,377
Deutsche Post AG - Reg'd	75,225	2,197,954
		2,839,331
Security	Number of Shares	Value ($)
Utilities 0.8%
E.ON SE	462,279	4,392,172
RWE AG	143,735	1,653,164
		6,045,336
		69,168,369
Hong Kong 0.9%
Banks 0.1%
Hang Seng Bank Ltd.	23,950	434,081
Capital Goods 0.1%
Jardine Matheson Holdings Ltd.	11,276	562,672
Jardine Strategic Holdings Ltd.	7,950	214,650
Noble Group Ltd.	1,776,414	535,843
		1,313,165
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	587,554	404,742
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	44,066	129,607
Sands China Ltd.	67,760	229,015
SJM Holdings Ltd.	140,964	103,469
		462,091
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	8,089	210,783
Insurance 0.1%
AIA Group Ltd.	152,820	912,747
Real Estate 0.2%
Hongkong Land Holdings Ltd.	25,861	180,768
Link REIT	32,420	197,190
New World Development Co., Ltd.	197,382	196,568
Sun Hung Kai Properties Ltd.	25,090	308,448
Swire Pacific Ltd., Class A	36,580	399,212
The Wharf Holdings Ltd.	45,454	260,928
Wheelock & Co., Ltd.	37,558	162,307
		1,705,421
Retailing 0.1%
Esprit Holdings Ltd.	445,703	494,462
Transportation 0.0%
MTR Corp. Ltd. (c)	34,910	162,122
Utilities 0.1%
CLP Holdings Ltd.	105,010	877,798
Hong Kong & China Gas Co., Ltd.	132,602	260,348
Power Assets Holdings Ltd.	29,220	261,029
		1,399,175
		7,498,789
Ireland 0.6%
Banks 0.1%
Bank of Ireland *	981,459	365,908
Commercial & Professional Services 0.1%
Experian plc	37,425	693,495
Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	4,223	340,709
Materials 0.3%
CRH plc	60,686	1,785,005
Smurfit Kappa Group plc	16,261	444,121
		2,229,126
    5

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	4,891	342,058
Technology Hardware & Equipment 0.1%
Seagate Technology plc	21,905	787,266
		4,758,562
Israel 0.5%
Banks 0.1%
Bank Hapoalim B.M.	26,816	138,748
Bank Leumi Le-Israel *	69,423	251,008
		389,756
Materials 0.0%
Israel Chemicals Ltd.	53,765	270,541
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	34,729	2,128,097
Software & Services 0.0%
Check Point Software Technologies Ltd. *	2,288	199,720
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	297,663	641,591
		3,629,705
Italy 3.8%
Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *	199,728	313,461
Banca Popolare dell'Emilia Romagna SC	32,334	248,438
Banco Popolare SC *	21,613	311,583
Intesa Sanpaolo S.p.A.	967,505	3,318,906
UniCredit S.p.A.	573,562	3,365,039
Unione di Banche Italiane S.p.A.	67,115	456,490
		8,013,917
Capital Goods 0.1%
Finmeccanica S.p.A. *	42,690	618,143
Prysmian S.p.A.	14,600	319,190
		937,333
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	3,170	211,928
Diversified Financials 0.1%
EXOR S.p.A.	17,975	805,314
Mediobanca S.p.A.	22,151	212,191
		1,017,505
Energy 1.1%
Eni S.p.A.	495,092	8,062,987
Saipem S.p.A. *(b)	48,781	421,434
		8,484,421
Insurance 0.2%
Assicurazioni Generali S.p.A.	68,155	1,295,675
Media 0.0%
Mediaset S.p.A.	84,566	371,727
Telecommunication Services 0.5%
Telecom Italia S.p.A. *	1,893,372	2,447,615
Telecom Italia S.p.A. - RSP	1,097,200	1,263,101
		3,710,716
Security	Number of Shares	Value ($)
Transportation 0.1%
Atlantia S.p.A.	21,004	554,584
Utilities 0.7%
A2A S.p.A.	187,796	263,793
Enel S.p.A.	1,053,732	4,645,242
Snam S.p.A.	119,229	605,693
Terna Rete Elettrica Nazionale S.p.A.	71,367	351,244
		5,865,972
		30,463,778
Japan 22.4%
Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	20,340	813,402
Bridgestone Corp.	47,245	1,678,562
Daihatsu Motor Co., Ltd.	27,008	350,088
Denso Corp.	28,971	1,380,165
Fuji Heavy Industries Ltd.	17,760	732,989
Honda Motor Co., Ltd.	141,243	4,585,127
Isuzu Motors Ltd.	38,369	431,060
Mazda Motor Corp.	27,136	562,949
Mitsubishi Motors Corp.	29,067	258,415
NGK Spark Plug Co., Ltd.	5,858	159,422
NHK Spring Co., Ltd.	27,130	278,386
Nissan Motor Co., Ltd.	231,279	2,466,063
Stanley Electric Co., Ltd.	8,880	196,285
Sumitomo Electric Industries Ltd.	81,570	1,159,236
Sumitomo Rubber Industries Ltd.	15,590	210,177
Suzuki Motor Corp.	26,152	802,931
The Yokohama Rubber Co., Ltd.	7,348	126,182
Toyoda Gosei Co., Ltd.	6,701	159,100
Toyota Industries Corp.	9,910	524,921
Toyota Motor Corp.	119,985	7,452,345
Yamaha Motor Co., Ltd.	15,389	375,113
		24,702,918
Banks 1.3%
Mitsubishi UFJ Financial Group, Inc.	559,108	3,582,863
Mizuho Financial Group, Inc.	1,198,045	2,414,943
North Pacific Bank Ltd.	35,934	133,499
Resona Holdings, Inc.	126,800	617,954
Sumitomo Mitsui Financial Group, Inc.	73,576	2,803,265
Sumitomo Mitsui Trust Holdings, Inc.	125,307	477,728
The Bank of Yokohama Ltd.	44,400	260,933
		10,291,185
Capital Goods 3.0%
Asahi Glass Co., Ltd.	154,217	905,687
Daikin Industries Ltd.	9,254	649,311
Ebara Corp.	38,882	191,445
FANUC Corp.	4,440	789,461
Furukawa Electric Co., Ltd.	149,020	322,748
Hanwa Co., Ltd.	62,160	276,312
Hino Motors Ltd.	14,660	177,780
Hitachi Construction Machinery Co., Ltd.	9,068	142,111
IHI Corp.	79,920	208,746
ITOCHU Corp.	120,199	1,464,462
JGC Corp.	20,186	342,546
JTEKT Corp.	15,280	282,100
Kajima Corp.	65,452	358,903
Kawasaki Heavy Industries Ltd.	91,690	363,696
6

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kinden Corp.	16,839	228,654
Komatsu Ltd.	62,519	1,032,517
Kubota Corp.	41,300	687,943
LIXIL Group Corp.	24,228	565,608
Makita Corp.	6,400	362,881
Marubeni Corp.	178,528	987,639
Mitsubishi Corp.	118,714	1,995,258
Mitsubishi Electric Corp.	131,509	1,453,981
Mitsubishi Heavy Industries Ltd.	223,585	1,142,772
Mitsui & Co., Ltd.	176,506	2,161,941
Mitsui Engineering & Shipbuilding Co., Ltd.	122,380	200,525
Nagase & Co., Ltd.	18,070	229,393
Nidec Corp.	5,104	394,061
NSK Ltd.	19,048	239,336
Obayashi Corp.	47,290	436,151
Shimizu Corp.	42,526	356,338
SMC Corp.	1,340	354,565
Sojitz Corp.	391,073	856,503
Sumitomo Corp.	121,836	1,292,185
Sumitomo Heavy Industries Ltd.	48,369	229,133
Taisei Corp.	61,878	380,965
Toshiba Corp. *	466,670	1,139,041
TOTO Ltd.	7,221	248,940
Toyota Tsusho Corp.	33,040	774,007
		24,225,645
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	90,450	882,636
Recruit Holdings Co., Ltd.	7,547	235,384
Secom Co., Ltd.	11,539	789,703
Toppan Printing Co., Ltd.	83,422	730,822
		2,638,545
Consumer Durables & Apparel 0.9%
Bandai Namco Holdings, Inc.	16,406	364,770
Iida Group Holdings Co., Ltd.	5,252	101,990
Nikon Corp.	36,574	490,106
Panasonic Corp.	186,218	2,110,964
Sega Sammy Holdings, Inc.	16,210	174,881
Sekisui Chemical Co., Ltd.	38,410	457,069
Sekisui House Ltd.	54,620	922,222
Sharp Corp. *(b)	345,549	353,173
Shimano, Inc.	1,666	246,900
Sony Corp.	71,054	1,831,104
Sumitomo Forestry Co., Ltd.	18,170	244,369
Yamaha Corp.	10,854	272,935
		7,570,483
Consumer Services 0.1%
Benesse Holdings, Inc.	6,400	161,973
Oriental Land Co., Ltd.	4,508	255,860
		417,833
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	32,106	207,382
Nomura Holdings, Inc.	84,342	499,566
ORIX Corp.	41,920	604,079
		1,311,027
Energy 0.7%
Cosmo Energy Holdings Co., Ltd. *	21,376	280,551
Idemitsu Kosan Co., Ltd.	40,966	677,228
Inpex Corp.	104,621	1,037,469
JX Holdings, Inc.	723,540	2,930,431
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	32,110	282,604
TonenGeneral Sekiyu K.K.	48,892	471,153
		5,679,436
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	105,925	1,641,116
Lawson, Inc.	3,845	291,619
Seven & i Holdings Co., Ltd.	62,723	2,808,492
UNY Group Holdings Co., Ltd.	54,620	331,849
		5,073,076
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	30,581	700,153
Asahi Group Holdings Ltd.	22,094	691,782
Coca-Cola West Co., Ltd.	12,438	251,323
Japan Tobacco, Inc.	48,954	1,751,194
Kewpie Corp.	10,860	260,136
Kirin Holdings Co., Ltd.	81,102	1,139,099
MEIJI Holdings Co., Ltd.	7,016	560,574
NH Foods Ltd.	19,276	371,979
Nisshin Seifun Group, Inc.	19,093	299,528
Nissin Foods Holdings Co., Ltd.	5,470	277,316
Suntory Beverage & Food Ltd.	6,431	250,657
Toyo Suisan Kaisha Ltd.	6,360	226,995
Yamazaki Baking Co., Ltd.	15,980	300,079
		7,080,815
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	27,130	536,966
Hoya Corp.	19,622	794,239
Medipal Holdings Corp.	35,830	626,909
Olympus Corp.	6,710	267,246
Suzuken Co., Ltd.	15,043	586,321
Terumo Corp.	11,970	381,587
		3,193,268
Household & Personal Products 0.3%
Kao Corp.	25,397	1,300,134
Shiseido Co., Ltd.	24,531	586,113
Unicharm Corp.	11,150	234,794
		2,121,041
Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	20,340	572,846
Sompo Japan Nipponkoa Holdings, Inc.	17,144	527,754
T&D Holdings, Inc.	19,720	275,933
The Dai-ichi Life Insurance Co., Ltd.	35,520	613,705
Tokio Marine Holdings, Inc.	26,046	959,189
		2,949,427
Materials 1.8%
Air Water, Inc.	12,390	200,805
Asahi Kasei Corp.	95,353	651,336
Daicel Corp.	15,586	227,823
Denka Co., Ltd.	56,170	247,862
DIC Corp.	91,690	264,033
Hitachi Chemical Co., Ltd.	9,274	154,216
JFE Holdings, Inc.	63,293	997,039
JSR Corp.	13,010	204,521
Kaneka Corp.	44,400	437,229
Kobe Steel Ltd.	376,228	439,462
Kuraray Co., Ltd.	27,030	343,576
Mitsubishi Chemical Holdings Corp.	163,656	1,070,906
    7

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Materials Corp.	107,026	377,647
Mitsui Chemicals, Inc.	131,098	545,533
Mitsui Mining & Smelting Co., Ltd.	91,690	176,270
Nippon Paper Industries Co., Ltd.	16,906	271,801
Nippon Steel & Sumitomo Metal Corp.	61,713	1,237,714
Nitto Denko Corp.	10,365	697,502
Oji Holdings Corp.	121,430	525,986
Shin-Etsu Chemical Co., Ltd.	18,570	1,048,855
Showa Denko K.K.	245,750	322,936
Sumitomo Chemical Co., Ltd.	130,370	746,603
Sumitomo Metal Mining Co., Ltd.	35,923	404,454
Taiheiyo Cement Corp.	73,930	227,883
Taiyo Nippon Sanso Corp.	17,029	162,582
Teijin Ltd.	153,496	545,354
Toray Industries, Inc.	100,288	910,304
Tosoh Corp.	45,916	256,993
Toyo Seikan Group Holdings Ltd.	24,650	484,482
Ube Industries Ltd.	168,720	358,571
		14,540,278
Media 0.2%
Dentsu, Inc.	14,072	788,754
Hakuhodo DY Holdings, Inc.	41,610	446,207
		1,234,961
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	88,788	1,248,491
Chugai Pharmaceutical Co., Ltd.	5,884	205,234
Daiichi Sankyo Co., Ltd.	53,678	1,104,649
Eisai Co., Ltd.	11,244	729,382
Kyowa Hakko Kirin Co., Ltd.	20,650	363,318
Mitsubishi Tanabe Pharma Corp.	13,483	235,252
Ono Pharmaceutical Co., Ltd.	2,334	373,160
Otsuka Holdings Co., Ltd.	26,950	891,484
Shionogi & Co., Ltd.	9,577	421,518
Takeda Pharmaceutical Co., Ltd.	46,468	2,255,176
		7,827,664
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	4,850	503,176
Daiwa House Industry Co., Ltd.	35,830	996,602
Mitsubishi Estate Co., Ltd.	28,910	607,255
Mitsui Fudosan Co., Ltd.	22,920	577,090
Sumitomo Realty & Development Co., Ltd.	10,904	330,976
Tokyu Fudosan Holdings Corp.	5,758	38,720
		3,053,819
Retailing 0.5%
EDION Corp. (b)	32,902	261,817
Fast Retailing Co., Ltd.	1,080	436,100
Isetan Mitsukoshi Holdings Ltd.	30,905	470,544
J Front Retailing Co., Ltd.	23,927	394,190
K's Holdings Corp.	9,600	349,254
Marui Group Co., Ltd.	21,725	321,787
Nitori Holdings Co., Ltd.	3,597	295,860
Shimamura Co., Ltd.	3,820	465,105
Takashimaya Co., Ltd.	32,420	295,062
Yamada Denki Co., Ltd.	204,069	917,052
		4,206,771
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	5,590	300,177
Tokyo Electron Ltd.	7,354	489,034
		789,211
Software & Services 0.4%
Fujitsu Ltd.	273,002	1,376,525
Konami Holdings Corp.	11,922	278,612
Nintendo Co., Ltd.	7,753	1,188,923
Nomura Research Institute Ltd.	4,697	177,357
NTT Data Corp.	10,102	491,661
		3,513,078
Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	20,340	243,031
Canon, Inc.	101,559	3,061,269
FUJIFILM Holdings Corp.	39,477	1,596,628
Hitachi Ltd.	533,353	3,143,529
Ibiden Co., Ltd. (b)	14,970	234,362
Keyence Corp.	410	221,895
Konica Minolta, Inc.	50,780	533,009
Kyocera Corp.	24,160	1,118,439
Murata Manufacturing Co., Ltd.	4,486	695,024
NEC Corp.	327,155	1,093,347
Nippon Electric Glass Co., Ltd.	78,734	436,205
Omron Corp.	9,290	340,990
Ricoh Co., Ltd.	83,776	857,603
Seiko Epson Corp.	18,725	294,515
TDK Corp.	8,297	595,623
		14,465,469
Telecommunication Services 1.5%
KDDI Corp.	121,985	3,025,877
Nippon Telegraph & Telephone Corp.	117,135	4,337,454
NTT DOCOMO, Inc.	126,802	2,394,509
SoftBank Group Corp.	36,405	1,930,398
		11,688,238
Transportation 1.3%
ANA Holdings, Inc.	93,920	263,979
Central Japan Railway Co.	7,872	1,403,844
East Japan Railway Co.	22,443	2,115,409
Hankyu Hanshin Holdings, Inc.	73,930	472,557
Kamigumi Co., Ltd.	26,640	234,461
Kawasaki Kisen Kaisha Ltd.	128,426	263,561
Keio Corp.	17,455	143,146
Kintetsu Group Holdings Co., Ltd.	88,800	339,987
Mitsui OSK Lines Ltd.	195,360	508,684
Nagoya Railroad Co., Ltd.	65,050	261,720
Nippon Express Co., Ltd.	126,928	572,453
Nippon Yusen K.K.	243,874	633,028
Odakyu Electric Railway Co., Ltd.	23,157	235,177
Seino Holdings Co., Ltd.	23,540	238,302
Tobu Railway Co., Ltd.	59,060	287,443
Tokyu Corp.	65,050	504,971
West Japan Railway Co.	13,960	880,427
Yamato Holdings Co., Ltd.	32,722	624,818
		9,983,967
Utilities 1.2%
Chubu Electric Power Co., Inc.	91,955	1,266,917
Electric Power Development Co., Ltd.	11,150	355,899
Hokkaido Electric Power Co., Inc. *	24,462	220,055
Hokuriku Electric Power Co.	22,370	305,392
8

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kyushu Electric Power Co., Inc. *	50,206	525,762
Osaka Gas Co., Ltd.	204,240	757,285
Shikoku Electric Power Co., Inc.	22,920	327,774
The Chugoku Electric Power Co., Inc.	36,188	462,917
The Kansai Electric Power Co., Inc. *	103,761	1,161,504
Toho Gas Co., Ltd.	41,300	256,282
Tohoku Electric Power Co., Inc.	58,754	689,149
Tokyo Electric Power Co., Inc. *	377,155	2,306,740
Tokyo Gas Co., Ltd.	204,240	974,315
		9,609,991
		178,168,146
Luxembourg 0.4%
Energy 0.1%
Tenaris S.A.	32,255	423,442
Materials 0.2%
ArcelorMittal	273,018	1,338,512
Media 0.1%
RTL Group S.A. *	3,519	307,734
SES S.A.	12,997	360,602
		668,336
Telecommunication Services 0.0%
Millicom International Cellular S.A.	5,155	303,232
		2,733,522
Netherlands 5.4%
Banks 0.2%
ING Groep N.V. CVA	141,416	1,940,888
Capital Goods 0.3%
Boskalis Westminster	3,858	171,623
Koninklijke Philips N.V.	68,472	1,871,557
		2,043,180
Commercial & Professional Services 0.1%
Randstad Holding N.V.	9,510	594,504
Energy 3.1%
Fugro N.V. CVA *	11,136	206,469
Royal Dutch Shell plc, A Shares	609,546	15,193,023
Royal Dutch Shell plc, B Shares	380,474	9,461,464
		24,860,956
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	105,401	2,292,064
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	7,925	623,230
Heineken N.V.	9,222	819,703
		1,442,933
Household & Personal Products 0.3%
Unilever N.V. CVA	62,914	2,759,197
Insurance 0.1%
Aegon N.V.	106,573	652,381
Delta Lloyd N.V.	17,761	127,819
		780,200
Materials 0.3%
Akzo Nobel N.V.	19,987	1,421,076
Koninklijke DSM N.V.	13,729	698,242
		2,119,318
Security	Number of Shares	Value ($)
Media 0.1%
RELX N.V.	24,530	424,492
Wolters Kluwer N.V.	13,051	450,800
		875,292
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	3,996	369,156
NXP Semiconductor N.V. *	1,466	137,013
		506,169
Software & Services 0.0%
Gemalto N.V.	2,404	151,628
Telecommunication Services 0.2%
Koninklijke KPN N.V.	438,997	1,669,592
VimpelCom Ltd. ADR	18,938	68,177
		1,737,769
Transportation 0.1%
PostNL N.V. *	61,228	204,538
TNT Express N.V.	56,344	458,805
		663,343
		42,767,441
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	54,211	260,416
Telecommunication Services 0.1%
Spark New Zealand Ltd.	242,226	532,316
Utilities 0.0%
Meridian Energy Ltd.	145,194	221,967
		1,014,699
Norway 0.9%
Banks 0.1%
DNB A.S.A.	43,661	575,307
Energy 0.5%
Petroleum Geo-Services A.S.A. (b)	59,420	279,306
Statoil A.S.A.	228,704	3,540,407
		3,819,713
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	18,513	250,550
Orkla A.S.A.	72,910	592,887
		843,437
Materials 0.1%
Norsk Hydro A.S.A.	108,120	418,433
Yara International A.S.A.	15,850	734,445
		1,152,878
Telecommunication Services 0.1%
Telenor A.S.A.	52,053	908,320
		7,299,655
Portugal 0.3%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	2,513,872	134,344
Energy 0.1%
Galp Energia, SGPS, S.A.	43,455	462,163
    9

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	20,103	278,880
Telecommunication Services 0.1%
Pharol SGPS S.A. *	1,099,614	391,377
Utilities 0.1%
EDP - Energias de Portugal S.A.	240,990	803,016
		2,069,780
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	54,930	643,277
Oversea-Chinese Banking Corp., Ltd.	107,884	663,866
United Overseas Bank Ltd.	48,305	664,775
		1,971,918
Capital Goods 0.1%
Keppel Corp., Ltd.	97,740	454,379
Sembcorp Industries Ltd.	73,930	170,533
		624,912
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	625,513	159,824
Wilmar International Ltd.	156,016	316,694
		476,518
Media 0.0%
Singapore Press Holdings Ltd.	85,290	243,348
Real Estate 0.0%
CapitaLand Ltd.	84,065	180,188
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	10,828	245,541
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	54,079	608,389
Venture Corp., Ltd.	27,670	165,358
		773,747
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	387,094	1,052,252
Transportation 0.1%
ComfortDelGro Corp., Ltd.	112,550	234,055
Hutchison Port Holdings Trust	435,330	235,078
Singapore Airlines Ltd.	54,370	392,064
		861,197
		6,429,621
Spain 4.1%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	427,985	3,551,041
Banco de Sabadell S.A.	178,561	329,462
Banco Popular Espanol S.A.	143,797	506,491
Banco Santander S.A.	1,571,112	8,575,419
CaixaBank S.A.	108,305	396,577
		13,358,990
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	21,587	703,809
Ferrovial S.A.	27,729	656,592
		1,360,401
Security	Number of Shares	Value ($)
Energy 0.3%
Repsol S.A.	193,099	2,517,658
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	28,540	180,343
Insurance 0.0%
Mapfre S.A.	78,102	214,220
Retailing 0.1%
Industria de Diseno Textil S.A.	33,156	1,192,703
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	10,147	406,862
Telecommunication Services 0.9%
Telefonica S.A.	607,433	7,489,985
Transportation 0.1%
Abertis Infraestructuras S.A.	26,799	414,792
Utilities 0.7%
Acciona S.A.	3,821	317,961
Enagas S.A.	8,559	255,007
Endesa S.A.	32,838	679,071
Gas Natural SDG S.A.	26,033	562,955
Iberdrola S.A.	465,682	3,261,326
Red Electrica Corp. S.A.	4,143	355,301
		5,431,621
		32,567,575
Sweden 2.3%
Automobiles & Components 0.1%
Autoliv, Inc.	5,109	642,865
Banks 0.4%
Nordea Bank AB	121,907	1,351,012
Skandinaviska Enskilda Banken AB, A Shares	54,222	576,658
Svenska Handelsbanken AB, A Shares	50,819	684,105
Swedbank AB, A Shares	33,446	740,935
		3,352,710
Capital Goods 0.7%
Alfa Laval AB	15,542	287,455
Assa Abloy AB, B Shares	25,818	549,155
Atlas Copco AB, A Shares	22,761	610,189
Atlas Copco AB, B Shares	13,741	340,015
NCC AB, B Shares	5,574	172,120
Sandvik AB	82,758	857,367
Skanska AB, B Shares	31,502	627,071
SKF AB, B Shares	28,267	492,990
Trelleborg AB, B Shares	11,734	229,807
Volvo AB, A Shares	19,105	203,403
Volvo AB, B Shares	111,987	1,158,252
		5,527,824
Commercial & Professional Services 0.1%
Securitas AB, B Shares	27,065	413,062
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	16,715	490,654
Husqvarna AB, B Shares	38,991	254,169
		744,823
Food, Beverage & Tobacco 0.1%
Swedish Match AB	10,904	376,216
10

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	9,252	234,241
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	36,816	1,062,126
Materials 0.1%
Boliden AB	28,543	524,640
SSAB AB, A Shares *(b)	46,375	160,431
SSAB AB, B Shares *	20,342	60,179
		745,250
Retailing 0.2%
Hennes & Mauritz AB, B Shares	34,985	1,297,732
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	191,542	1,865,761
Telecommunication Services 0.2%
Tele2 AB, B Shares	53,953	549,361
TeliaSonera AB	223,522	1,097,221
		1,646,582
		17,909,192
Switzerland 5.6%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	128,577	2,440,330
Geberit AG - Reg'd	979	327,714
Schindler Holding AG	1,278	210,483
Schindler Holding AG - Reg'd	317	52,024
Wolseley plc	17,361	1,007,186
		4,037,737
Commercial & Professional Services 0.1%
Adecco S.A. - Reg'd *	11,176	765,397
SGS S.A. - Reg'd	191	365,668
		1,131,065
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	13,581	1,017,303
The Swatch Group AG	1,055	371,321
The Swatch Group AG - Reg'd	1,991	131,319
		1,519,943
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	60,264	1,296,794
UBS Group AG - Reg'd	35,465	681,389
		1,978,183
Energy 0.1%
Transocean Ltd. (b)	71,187	1,028,384
Food, Beverage & Tobacco 1.2%
Aryzta AG *	3,822	179,695
Chocoladefabriken Lindt & Sprungli AG	13	78,472
Chocoladefabriken Lindt & Sprungli AG - Reg'd	2	144,550
Coca-Cola HBC AG CDI *	12,696	307,883
Nestle S.A. - Reg'd	120,728	8,966,956
		9,677,556
Insurance 0.6%
Baloise Holding AG - Reg'd	2,536	308,381
Swiss Life Holding AG - Reg'd *	1,268	320,099
Security	Number of Shares	Value ($)
Swiss Re AG	18,463	1,761,075
Zurich Insurance Group AG *	9,407	2,479,066
		4,868,621
Materials 0.7%
Clariant AG - Reg'd *	13,145	242,581
Givaudan S.A. - Reg'd *	207	373,947
Glencore plc *	1,097,606	1,597,869
LafargeHolcim Ltd. - Reg'd *	26,811	1,434,510
Sika AG	68	230,537
Syngenta AG - Reg'd	3,614	1,333,518
		5,212,962
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. - Reg'd *	1,421	199,751
Lonza Group AG - Reg'd *	1,957	309,556
Novartis AG - Reg'd	75,275	6,440,426
Roche Holding AG	20,523	5,500,352
Roche Holding AG, Bearer Shares	698	184,185
		12,634,270
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	61,192	446,579
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	13,953	936,107
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,268	625,396
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	2,853	386,062
		44,482,865
United Kingdom 16.5%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	48,411	691,268
GKN plc	64,668	292,521
		983,789
Banks 2.1%
Barclays plc	1,064,936	3,578,006
HSBC Holdings plc	1,168,638	9,314,709
Lloyds Banking Group plc	2,066,856	2,269,961
Royal Bank of Scotland Group plc *	133,616	608,224
Standard Chartered plc	146,728	1,230,686
		17,001,586
Capital Goods 0.7%
BAE Systems plc	235,322	1,829,600
Balfour Beatty plc *	101,812	393,259
Bunzl plc	13,412	387,631
Carillion plc (b)	45,331	215,082
CNH Industrial N.V.	26,963	198,342
Cobham plc	55,475	253,359
DCC plc	3,507	315,162
IMI plc	14,608	209,779
Meggitt plc	28,530	166,503
Rolls-Royce Holdings plc *	98,170	896,258
Smiths Group plc	24,140	375,371
The Weir Group plc	8,422	152,385
Travis Perkins plc	12,680	388,043
		5,780,774
    11

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
AA plc	17,284	70,248
Aggreko plc	13,239	200,283
Babcock International Group plc	14,001	225,721
Capita plc	19,654	376,324
G4S plc	123,954	423,368
Intertek Group plc	5,402	229,881
Serco Group plc *	147,125	244,721
		1,770,546
Consumer Durables & Apparel 0.1%
Barratt Developments plc	25,753	232,984
Burberry Group plc	10,778	201,990
Persimmon plc *	6,886	198,499
Taylor Wimpey plc	78,537	230,060
		863,533
Consumer Services 0.3%
Carnival plc	7,135	372,152
Compass Group plc	72,632	1,261,703
InterContinental Hotels Group plc	6,979	268,520
Thomas Cook Group plc *	146,161	263,800
Whitbread plc	3,842	263,027
William Hill plc	33,285	179,172
		2,608,374
Diversified Financials 0.1%
3i Group plc	6,153	46,542
ICAP plc	34,553	264,744
Man Group plc	239,550	588,491
		899,777
Energy 2.8%
Amec Foster Wheeler plc	31,140	204,094
BG Group plc	190,309	2,954,962
BP plc	3,146,815	18,248,921
John Wood Group plc	32,384	272,256
Petrofac Ltd.	18,452	229,150
Subsea 7 S.A. *	26,674	212,452
Tullow Oil plc *	64,188	189,766
		22,311,601
Food & Staples Retailing 0.8%
Booker Group plc	91,971	249,753
J Sainsbury plc	320,895	1,225,965
Tesco plc *	1,478,386	3,720,895
Wm Morrison Supermarkets plc	613,294	1,407,868
		6,604,481
Food, Beverage & Tobacco 1.5%
Associated British Foods plc	12,094	645,553
British American Tobacco plc	85,308	4,967,062
Diageo plc	75,474	2,169,972
Imperial Tobacco Group plc	46,633	2,518,657
SABMiller plc	25,140	1,525,651
Tate & Lyle plc	36,455	323,767
		12,150,662
Health Care Equipment & Services 0.1%
Smith & Nephew plc	31,712	537,031
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	19,136	1,794,579
Unilever plc	50,952	2,173,624
		3,968,203
Security	Number of Shares	Value ($)
Insurance 0.9%
Admiral Group plc	10,320	251,817
Amlin plc	32,651	324,141
Aviva plc	211,014	1,624,726
Direct Line Insurance Group plc	90,777	562,711
Legal & General Group plc	144,280	589,657
Old Mutual plc	218,514	687,462
Phoenix Group Holdings	14,473	199,344
Prudential plc	55,475	1,285,584
RSA Insurance Group plc	81,216	537,798
Standard Life plc	73,799	462,689
Willis Group Holdings plc	6,657	305,956
		6,831,885
Materials 1.2%
Anglo American plc	194,800	1,198,295
Antofagasta plc	36,821	281,290
BHP Billiton plc	190,756	2,288,260
DS Smith plc	38,680	241,634
Johnson Matthey plc	14,669	624,900
KAZ Minerals plc *	77,747	118,086
Mondi plc	20,723	481,641
Rexam plc	61,837	539,418
Rio Tinto plc	98,648	3,279,510
Vedanta Resources plc (b)	26,647	151,141
		9,204,175
Media 0.5%
Informa plc	31,700	297,522
ITV plc	63,400	258,632
Liberty Global plc, Class A *	5,022	212,983
Liberty Global plc, Series C *	12,319	505,079
Pearson plc	46,599	579,402
RELX plc	21,593	389,397
Sky plc	38,679	643,952
WPP plc	45,018	1,040,203
		3,927,170
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	85,446	5,791,203
GlaxoSmithKline plc	298,151	6,083,579
		11,874,782
Real Estate 0.1%
Land Securities Group plc	20,642	382,502
Retailing 0.5%
Home Retail Group plc	253,917	393,306
Inchcape plc	34,660	410,346
Kingfisher plc	221,094	1,176,161
Marks & Spencer Group plc	120,378	910,556
Next plc	5,421	646,291
		3,536,660
Software & Services 0.1%
The Sage Group plc	50,086	442,189
Telecommunication Services 1.3%
BT Group plc	336,292	2,513,133
Inmarsat plc	17,435	292,631
Vodafone Group plc	2,275,225	7,680,334
		10,486,098
Transportation 0.1%
easyJet plc	7,724	192,193
Firstgroup plc *	256,898	407,204
12

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A. *	24,522	209,297
Royal Mail plc	37,804	276,622
		1,085,316
Utilities 1.0%
Centrica plc	591,030	1,940,388
Drax Group plc	49,997	169,411
National Grid plc	206,107	2,872,323
Pennon Group plc	17,188	225,872
Severn Trent plc	15,216	515,813
SSE plc	83,074	1,793,237
United Utilities Group plc	31,421	457,136
		7,974,180
		131,225,314
Total Common Stock
(Cost $847,447,879)		786,477,764

Preferred Stock 0.4% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	4,053	339,664
Volkswagen AG	12,557	1,744,626
		2,084,290
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	6,023	683,828
Utilities 0.0%
RWE AG	8,388	76,347
		2,844,465
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	75,763	237,971
United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(c)	8,441,540	12,707
Total Preferred Stock
(Cost $4,159,944)		3,095,143

Rights 0.0% of net assets
Australia 0.0%
Transportation 0.0%
Transurban Group *	1,461	635
Italy 0.0%
Banks 0.0%
Unione di Banche Italiane S.p.A. *(c)(d)	64,794	—
Security	Number of Shares	Value ($)
Spain 0.0%
Telecommunication Services 0.0%
Telefonica S.A. *	607,410	220,040
Total Rights
(Cost $223,188)		220,675

Other Investment Companies 1.2% of net assets
United States 1.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	872,211	872,211
Securities Lending Collateral 1.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (a)	8,266,843	8,266,843
Total Other Investment Companies
(Cost $9,139,054)		9,139,054

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $861,339,694 and the unrealized appreciation and depreciation were $23,875,314 and ($86,282,372), respectively, with a net unrealized depreciation of ($62,407,058).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,871,397.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 12/18/15	13	1,133,600	4,926
    13

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$778,978,975	$—	$—	$778,978,975
Hong Kong[1]	7,336,667	—	—	7,336,667
Transportation	—	—	162,122	162,122
Preferred Stock[1]	3,082,436	—	—	3,082,436
United Kingdom[1]	—	—	12,707	12,707
Rights [1]	220,675	—	—	220,675
Other Investment Companies[1]	9,139,054	—	—	9,139,054
Total	$798,757,807	$—	$174,829	$798,932,636
Other Financial Instruments
Futures Contracts[2]	$4,926	$—	$—	$4,926
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Common Stock
Hong Kong	$—	$—	$107	$162,015	$—	$—	$—	$162,122
Netherlands	29,564	(808)	(4,053)	—	(24,703)	—	—	—
Preferred Stock
United Kingdom	—	—	(309)	13,016	—	—	—	12,707
Total	$29,564	($808)	($4,255)	$175,031	($24,703)	$—	$—	$174,829
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
14

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	368,676,724	361,089,100
0.3%	Preferred Stock	1,182,669	1,172,167
0.0%	Rights	—	8,001
1.4%	Other Investment Companies	5,071,653	5,087,066
100.9%	Total Investments	374,931,046	367,356,334
(0.9%)	Other Assets and Liabilities, Net		(3,432,798)
100.0%	Net Assets		363,923,536

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Australia 5.5%
Banks 0.1%
Bank of Queensland Ltd.	40,421	400,088
Capital Goods 0.2%
Cardno Ltd. (b)(e)	90,807	181,150
GWA Group Ltd.	92,762	121,660
Monadelphous Group Ltd. (b)	52,575	236,575
Seven Group Holdings Ltd. (b)	37,589	141,088
		680,473
Commercial & Professional Services 0.4%
ALS Ltd.	120,700	324,474
Broadspectrum Ltd. *	343,456	212,782
Cabcharge Australia Ltd.	28,830	57,239
Mineral Resources Ltd.	46,935	165,964
Recall Holdings Ltd.	16,954	85,257
SAI Global Ltd.	39,567	121,275
SEEK Ltd.	18,169	182,734
Spotless Group Holdings Ltd.	68,686	107,503
Transpacific Industries Group Ltd.	468,499	222,356
		1,479,584
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	75,956	154,106
G.U.D. Holdings Ltd.	34,780	197,076
		351,182
Consumer Services 0.5%
Ardent Leisure Group	101,343	178,443
Aristocrat Leisure Ltd.	32,319	222,240
Crown Resorts Ltd.	72,115	608,243
Flight Centre Travel Group Ltd.	7,300	190,319
InvoCare Ltd.	4,798	40,989
Navitas Ltd.	45,912	149,040
The Star Entertainment Grp Ltd.	128,398	448,439
		1,837,713
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
ASX Ltd.	15,856	475,540
Challenger Ltd.	53,748	328,703
IOOF Holdings Ltd.	26,085	178,805
Perpetual Ltd.	6,392	213,056
		1,196,104
Energy 0.1%
AWE Ltd. *	174,344	82,114
Beach Energy Ltd.	360,207	134,418
Whitehaven Coal Ltd. *	201,219	131,952
		348,484
Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	30,389	126,834
GrainCorp Ltd., Class A	63,837	379,302
Treasury Wine Estates Ltd.	135,060	740,834
		1,246,970
Health Care Equipment & Services 0.6%
Ansell Ltd.	20,175	318,836
Australian Pharmaceutical Industries Ltd.	97,912	145,441
Cochlear Ltd.	5,572	381,016
Healthscope Ltd.	57,674	112,417
Primary Health Care Ltd.	126,226	293,597
Ramsay Health Care Ltd.	8,781	426,620
Sigma Pharmaceuticals Ltd.	852,021	537,116
		2,215,043
Insurance 0.1%
nib Holdings Ltd.	83,731	231,765
Materials 0.7%
Adelaide Brighton Ltd.	114,221	359,198
CSR Ltd.	182,019	402,267
DuluxGroup Ltd.	38,433	174,332
Iluka Resources Ltd.	104,405	434,998
Nufarm Ltd.	61,988	379,544
OceanaGold Corp.	62,274	120,653
Orora Ltd.	94,731	153,758
OZ Minerals Ltd.	202,869	590,935
Western Areas Ltd.	17,318	27,733
		2,643,418
Media 0.4%
Amalgamated Holdings Ltd.	9,948	108,557
APN News & Media Ltd. *	341,835	117,654
Fairfax Media Ltd.	934,680	602,769
Nine Entertainment Co. Holdings Ltd.	78,253	94,126
Seven West Media Ltd.	393,417	200,974
Southern Cross Media Group Ltd.	207,258	175,710
Ten Network Holdings Ltd. *	788,052	88,509
Village Roadshow Ltd.	23,809	115,416
		1,503,715
Real Estate 0.6%
Charter Hall Retail REIT	37,445	110,430
Dexus Property Group	111,538	620,701
Goodman Group	118,340	524,785

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Investa Office Fund	62,120	173,747
The GPT Group	164,741	551,495
Vicinity Centres	131,838	258,886
		2,240,044
Retailing 0.5%
Automotive Holdings Group Ltd.	83,520	255,994
Burson Group Ltd.	18,515	53,798
Harvey Norman Holdings Ltd.	106,126	313,747
JB Hi-Fi Ltd.	28,440	397,933
Myer Holdings Ltd. (b)	573,691	461,423
Premier Investments Ltd.	22,163	222,903
Super Retail Group Ltd.	28,420	214,375
		1,920,173
Software & Services 0.2%
carsales.com Ltd.	6,016	44,769
Computershare Ltd.	63,188	533,407
IRESS Ltd.	11,120	77,755
		655,931
Transportation 0.2%
Qube Holdings Ltd.	24,717	42,984
Sydney Airport	108,973	521,148
		564,132
Utilities 0.1%
AusNet Services	356,556	388,832
		19,903,651
Austria 0.9%
Capital Goods 0.4%
ANDRITZ AG	10,958	574,788
Wienerberger AG	32,621	572,431
Zumtobel Group AG	6,015	131,121
		1,278,340
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	1,674	94,234
Insurance 0.1%
UNIQA Insurance Group AG	5,071	44,999
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,504	210,061
		255,060
Materials 0.1%
Lenzing AG	2,622	204,923
RHI AG	8,216	164,826
		369,749
Real Estate 0.1%
IMMOFINANZ AG *	106,285	262,896
Semiconductors & Semiconductor Equipment 0.0%
ams AG	1,018	38,821
Telecommunication Services 0.1%
Telekom Austria AG	84,925	462,370
Transportation 0.1%
Oesterreichische Post AG	9,198	329,709
Utilities 0.0%
Verbund AG (b)	10,269	142,132
		3,233,311
Security	Number of Shares	Value ($)
Belgium 1.0%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,374	190,754
Gimv N.V.	5,162	237,700
		428,454
Health Care Equipment & Services 0.0%
Fagron	4,496	47,532
Household & Personal Products 0.1%
Ontex Group N.V.	3,870	137,599
Materials 0.3%
Bekaert N.V.	23,734	672,163
Nyrstar N.V. *(b)	110,032	172,921
Tessenderlo Chemie N.V. *	10,091	299,159
		1,144,243
Real Estate 0.1%
Befimmo S.A. (e)	1,937	118,219
Cofinimmo S.A.	2,208	230,516
		348,735
Technology Hardware & Equipment 0.1%
Barco N.V.	3,597	224,367
EVS Broadcast Equipment S.A.	4,388	144,431
		368,798
Telecommunication Services 0.1%
Mobistar S.A. *	22,374	497,772
Transportation 0.1%
bpost S.A.	10,740	260,890
Utilities 0.1%
Elia System Operator S.A. N.V.	7,365	330,044
		3,564,067
Canada 7.2%
Automobiles & Components 0.1%
Linamar Corp.	5,975	338,134
Martinrea International, Inc.	21,873	168,361
		506,495
Banks 0.2%
Canadian Western Bank	10,339	199,226
Genworth MI Canada, Inc. (b)	9,326	206,388
Home Capital Group, Inc.	6,628	164,051
Laurentian Bank of Canada	5,155	210,203
		779,868
Capital Goods 0.7%
Aecon Group, Inc.	26,380	280,312
Ag Growth International, Inc.	1,170	25,585
ATS Automation Tooling Systems, Inc. *	11,984	115,192
Bird Construction, Inc.	15,890	169,920
CAE, Inc.	35,918	408,904
MacDonald, Dettwiler & Associates Ltd.	5,018	323,769
New Flyer Industries, Inc.	9,954	195,619
Russel Metals, Inc.	25,322	324,595
Toromont Industries Ltd.	12,560	294,558
Wajax Corp.	11,799	148,501
WSP Global, Inc.	6,912	233,834
		2,520,789

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.4%
Horizon North Logistics, Inc.	14,454	25,941
Morneau Shepell, Inc.	9,774	110,977
Progressive Waste Solutions Ltd.	19,077	452,410
Ritchie Bros. Auctioneers, Inc. (b)	7,799	209,375
Stantec, Inc.	10,702	277,988
Transcontinental, Inc., Class A	31,192	506,652
		1,583,343
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	14,256	329,302
Gildan Activewear, Inc.	16,680	518,944
		848,246
Consumer Services 0.0%
EnerCare, Inc.	4,268	51,761
Great Canadian Gaming Corp. *	6,554	79,289
		131,050
Diversified Financials 0.1%
AGF Management Ltd., Class B	62,347	238,779
Canaccord Genuity Group, Inc.	17,089	61,085
Dundee Corp., Class A *	19,452	87,644
		387,508
Energy 1.3%
AltaGas Ltd.	14,605	343,286
Bankers Petroleum Ltd. *	44,530	52,500
Bonterra Energy Corp.	4,251	69,943
Calfrac Well Services Ltd.	42,035	63,132
Canadian Energy Services & Technology Corp.	7,839	27,844
Canyon Services Group, Inc.	19,267	63,517
Crew Energy, Inc. *	20,995	70,948
Enbridge Income Fund Holdings, Inc.	3,905	85,862
Enerflex Ltd.	29,447	310,027
Ensign Energy Services, Inc.	58,113	314,643
Gran Tierra Energy, Inc. *	80,216	199,388
Keyera Corp.	17,320	518,046
MEG Energy Corp. *	15,363	129,097
Mullen Group Ltd.	25,996	306,880
Newalta Corp.	16,850	64,027
NuVista Energy Ltd. *	28,443	86,932
Parkland Fuel Corp.	23,959	417,413
Pason Systems, Inc.	8,649	133,926
Peyto Exploration & Development Corp.	11,346	231,325
Precision Drilling Corp.	100,123	432,326
Secure Energy Services, Inc.	9,943	58,389
ShawCor Ltd.	15,213	331,301
Tourmaline Oil Corp. *	3,299	62,901
Trican Well Service Ltd. *(b)	176,240	86,026
Trinidad Drilling Ltd.	87,583	136,144
Veresen, Inc.	30,375	239,049
		4,834,872
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	9,100	58,701
The Jean Coutu Group PJC, Inc., A Shares	17,124	229,923
The North West Co., Inc.	17,691	360,821
		649,445
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Cott Corp.	32,019	336,384
Maple Leaf Foods, Inc.	24,777	416,780
		753,164
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	13,400	455,841
Materials 1.7%
Agnico Eagle Mines Ltd.	21,424	570,813
Alamos Gold, Inc., Class A	27,976	85,295
Canfor Corp. *	13,115	205,148
Cascades, Inc.	49,592	430,134
CCL Industries, Inc., Class B	2,009	334,589
Centerra Gold, Inc.	56,383	307,394
Chemtrade Logistics Income Fund	10,019	135,879
Dominion Diamond Corp.	10,314	85,353
Eldorado Gold Corp.	96,059	295,033
Franco-Nevada Corp.	4,885	235,473
HudBay Minerals, Inc.	36,756	163,679
IAMGOLD Corp. *	296,479	454,186
Interfor Corp. *	2,895	29,936
Labrador Iron Ore Royalty Corp.	11,745	113,336
Lundin Mining Corp. *	81,457	223,270
Major Drilling Group International, Inc.	36,877	135,971
Methanex Corp.	11,381	448,352
Nevsun Resources Ltd.	27,577	75,587
New Gold, Inc. *	64,595	142,612
Pan American Silver Corp.	40,071	279,548
Resolute Forest Products, Inc. *	40,271	310,087
SEMAFO, Inc. *	45,967	108,734
Sherritt International Corp. (b)	346,912	192,780
Silver Wheaton Corp.	20,695	272,742
West Fraser Timber Co., Ltd.	10,855	446,868
		6,082,799
Media 0.3%
Aimia, Inc.	40,639	299,074
Cineplex, Inc.	9,740	366,224
Cogeco Cable, Inc.	3,918	190,950
Cogeco, Inc.	1,018	41,908
Corus Entertainment, Inc., B Shares	21,355	168,062
Entertainment One Ltd.	28,846	93,357
		1,159,575
Real Estate 0.5%
Artis Real Estate Investment Trust	4,208	42,502
Boardwalk Real Estate Investment Trust	2,628	93,563
Canadian Apartment Properties REIT	2,072	41,311
Canadian Real Estate Investment Trust	3,044	96,533
Colliers International Group, Inc.	2,915	132,326
Cominar Real Estate Investment Trust	8,926	100,611
Dream Office Real Estate Investment Trust	5,693	78,107
First Capital Realty, Inc.	12,067	177,519
Granite Real Estate Investment Trust	6,809	207,954
H&R Real Estate Investment Trust	14,334	230,997
RioCan Real Estate Investment Trust	17,711	339,816
Smart Real Estate Investment Trust	8,044	193,300
		1,734,539

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.3%
Dollarama, Inc.	8,046	539,562
Hudson's Bay Co.	14,403	228,540
Uni-Select, Inc.	2,538	118,567
		886,669
Software & Services 0.2%
Constellation Software, Inc.	416	179,049
DH Corp.	10,706	259,198
Open Text Corp.	6,030	293,791
		732,038
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	7,069	160,793
Transportation 0.2%
Air Canada *	4,189	32,810
Exchange Income Corp.	2,851	58,619
TransForce, Inc.	20,870	398,860
Westshore Terminals Investment Corp.	7,101	99,611
		589,900
Utilities 0.4%
Capital Power Corp.	25,432	321,803
Just Energy Group, Inc.	50,536	354,073
Northland Power, Inc.	12,926	176,857
Superior Plus Corp.	54,197	421,236
		1,273,969
		26,070,903
Denmark 1.6%
Banks 0.2%
Jyske Bank A/S - Reg’d *	7,216	328,028
Sydbank A/S	9,941	326,084
		654,112
Capital Goods 0.2%
NKT Holding A/S	6,250	308,713
PER Aarsleff A/S, Class B	146	50,847
Rockwool International A/S, B Shares	1,676	235,849
		595,409
Consumer Durables & Apparel 0.1%
Pandora A/S	4,764	564,509
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	4,205	173,472
Schouw & Co.	3,358	195,150
		368,622
Health Care Equipment & Services 0.3%
Coloplast A/S, B Shares	6,168	500,349
GN Store Nord A/S	14,502	265,871
William Demant Holding A/S *	2,171	208,384
		974,604
Insurance 0.1%
Topdanmark A/S *	6,948	193,087
Tryg A/S	13,285	258,606
		451,693
Materials 0.2%
Chr Hansen Holding A/S	4,738	297,215
Novozymes A/S, B Shares	12,086	580,893
		878,108
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	13,417	407,433
Retailing 0.0%
Matas A/S	2,106	36,821
Software & Services 0.1%
SimCorp A/S	5,280	284,422
Transportation 0.2%
D/S Norden A/S *(b)	15,196	285,264
Dfds A/S	9,103	351,176
		636,440
		5,852,173
Finland 1.7%
Capital Goods 0.6%
Cargotec Oyj, B Shares	9,391	345,157
Cramo Oyj	10,443	211,213
Konecranes Oyj (b)	11,672	323,717
Outotec Oyj (b)	63,435	272,276
PKC Group Oyj	3,596	67,261
Ramirent Oyj	21,767	151,269
Uponor Oyj	13,368	201,190
Valmet Oyj	13,681	130,765
YIT Oyj	89,666	494,338
		2,197,186
Commercial & Professional Services 0.1%
Caverion Corp.	32,420	301,658
Lassila & Tikanoja Oyj	2,608	47,101
		348,759
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	19,179	558,455
Fiskars Oyj Abp	2,073	41,161
		599,616
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	9,855	46,109
Materials 0.4%
Huhtamaki Oyj	17,847	646,525
Kemira Oyj	28,254	339,286
Metsa Board Oyj	36,098	259,631
Outokumpu Oyj *(b)	64,726	200,843
Tikkurila Oyj	9,343	158,868
		1,605,153
Media 0.1%
Sanoma Oyj	86,862	411,909
Real Estate 0.0%
Sponda Oyj	27,705	112,361
Retailing 0.1%
Stockmann Oyj Abp, B Shares *	28,784	239,858
Software & Services 0.2%
Tieto Oyj	21,003	535,481
		6,096,432
France 4.2%
Automobiles & Components 0.1%
Plastic Omnium S.A.	8,982	262,535
Banks 0.1%
Natixis S.A.	81,474	493,920

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Saft Groupe S.A.	5,836	178,316
Tarkett S.A.	2,078	60,573
		238,889
Commercial & Professional Services 0.4%
Derichebourg S.A. *	70,483	177,318
Edenred	24,775	513,248
Elior Participations S.C.A. (c)	4,353	84,133
Societe BIC S.A.	3,651	600,380
		1,375,079
Consumer Durables & Apparel 0.1%
SEB S.A.	5,988	612,944
Diversified Financials 0.1%
Eurazeo S.A.	6,542	439,641
Energy 0.1%
Bourbon S.A. (b)	13,264	191,780
Etablissements Maurel et Prom *	23,698	76,438
		268,218
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	3,269	231,804
Vilmorin & Cie S.A.	1,662	123,487
		355,291
Health Care Equipment & Services 0.1%
BioMerieux	2,210	253,482
Orpea	3,466	272,826
		526,308
Insurance 0.1%
Coface S.A. *	8,853	86,591
Euler Hermes Group	3,136	281,031
		367,622
Materials 0.2%
Eramet *(b)	2,627	88,562
Imerys S.A.	6,940	470,199
Vicat	4,617	282,725
		841,486
Media 0.7%
Havas S.A.	34,355	289,547
IPSOS	9,337	195,302
JCDecaux S.A.	10,468	387,947
Metropole Television S.A.	22,418	416,238
Societe Television Francaise 1	31,744	386,895
Solocal Group *(b)	39,630	316,300
Technicolor S.A. - Reg'd	62,938	471,818
		2,464,047
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,460	286,253
Real Estate 0.5%
Fonciere Des Regions	6,112	541,913
Gecina S.A.	3,415	412,252
ICADE	5,974	421,344
Mercialys S.A.	7,768	167,119
Nexity S.A.	11,167	476,420
		2,019,048
Retailing 0.1%
Groupe Fnac S.A. *	4,279	238,934
Security	Number of Shares	Value ($)
Software & Services 0.6%
Alten S.A.	5,155	282,077
Altran Technologies S.A.	23,108	302,384
Dassault Systemes S.A.	6,642	528,436
Sopra Steria Group	1,938	221,057
UBISOFT Entertainment *	28,308	792,284
		2,126,238
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	2,255	283,770
Neopost S.A.	13,109	341,973
		625,743
Telecommunication Services 0.1%
Iliad S.A.	1,670	372,332
Transportation 0.4%
Aeroports de Paris	4,327	489,900
Bollore S.A.	69,600	320,275
Groupe Eurotunnel SE - Reg'd	36,765	469,641
Norbert Dentressangle S.A.	687	145,115
Stef S.A.	1,432	100,756
		1,525,687
		15,440,215
Germany 3.3%
Automobiles & Components 0.1%
ElringKlinger AG	5,587	140,525
Grammer AG	5,074	152,139
Hella KGaA Hueck & Co.	895	37,007
SAF-Holland S.A.	6,557	91,378
		421,049
Banks 0.0%
Aareal Bank AG	4,608	155,225
Capital Goods 0.8%
BayWa AG (b)	8,013	252,449
Deutz AG	34,712	131,687
DMG Mori AG	8,185	334,935
Duerr AG	2,232	192,806
Heidelberger Druckmaschinen AG *	83,999	208,482
Indus Holding AG	5,454	259,096
KION Group AG *	5,052	249,976
Krones AG	1,929	234,698
KUKA AG	556	49,033
Norma Group SE	3,396	185,539
Pfeiffer Vacuum Technology AG	1,953	214,929
SGL Carbon SE *	9,664	149,323
Vossloh AG *	3,450	220,445
Wacker Neuson SE	2,105	30,202
		2,713,600
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	4,743	70,481
Puma SE	695	148,163
		218,644
Diversified Financials 0.0%
Aurelius SE & Co. KGaA	2,918	129,145
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	1,907	54,229
Rhoen-Klinikum AG	17,232	497,940
		552,169

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.1%
Talanx AG	10,445	323,829
Materials 0.2%
Evonik Industries AG	13,849	473,025
Wacker Chemie AG	4,320	388,229
		861,254
Media 0.2%
Axel Springer SE	7,935	442,829
Kabel Deutschland Holding AG	1,854	226,748
		669,577
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	5,016	391,496
STADA Arzneimittel AG	12,919	493,109
		884,605
Real Estate 0.1%
Deutsche Euroshop AG	5,016	212,727
Deutsche Wohnen AG	1,953	53,722
LEG Immobilien AG *	620	49,111
Vonovia SE	5,889	182,454
		498,014
Retailing 0.1%
Fielmann AG	3,183	217,571
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *	28,192	224,980
SMA Solar Technology AG *(b)	11,949	595,976
		820,956
Software & Services 0.4%
Bechtle AG	3,594	340,218
Software AG	15,306	409,147
United Internet AG - Reg'd	7,094	377,988
Wirecard AG	2,726	133,488
		1,260,841
Technology Hardware & Equipment 0.2%
Jenoptik AG	8,781	138,184
Wincor Nixdorf AG	10,406	526,490
		664,674
Telecommunication Services 0.2%
Drillisch AG	3,659	163,660
Telefonica Deutschland Holding AG	96,774	543,848
		707,508
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	6,664	407,441
Hamburger Hafen und Logistik AG	6,526	95,391
Sixt SE	6,921	365,444
		868,276
		11,966,937
Hong Kong 2.2%
Automobiles & Components 0.1%
Xinyi Glass Holdings Ltd.	379,456	203,631
Banks 0.1%
The Bank of East Asia Ltd.	126,966	453,687
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Hopewell Holdings Ltd.	12,760	45,184
Johnson Electric Holdings Ltd.	61,275	222,115
		267,299
Consumer Durables & Apparel 0.2%
Global Brands Group Holding Ltd. *	698,428	135,146
Techtronic Industries Co., Ltd.	134,818	546,962
		682,108
Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	45,940	151,416
MGM China Holdings Ltd.	106,754	140,466
Wynn Macau Ltd.	229,191	285,308
		577,190
Diversified Financials 0.1%
First Pacific Co., Ltd.	617,360	383,862
Sun Hung Kai & Co., Ltd.	49,720	33,416
		417,278
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	88,080	26,020
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	37,742	227,584
Food, Beverage & Tobacco 0.0%
Vitasoy International Holdings Ltd.	28,400	50,631
WH Group Ltd. *(c)	184,082	94,986
		145,617
Media 0.0%
Television Broadcasts Ltd.	39,690	160,000
Real Estate 0.5%
China South City Holdings Ltd.	133,560	30,496
Great Eagle Holdings Ltd.	32,220	103,494
Hang Lung Group Ltd.	91,834	313,342
Hang Lung Properties Ltd.	165,180	386,956
Henderson Land Development Co., Ltd.	56,646	348,924
Hysan Development Co., Ltd.	32,022	135,285
Sino Land Co., Ltd.	292,440	433,834
Swire Properties Ltd.	82,158	238,463
		1,990,794
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	125,851	215,922
Giordano International Ltd.	393,390	194,362
Luk Fook Holdings International Ltd.	89,600	204,352
Sa Sa International Holdings Ltd.	90,920	31,199
		645,835
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	35,510	398,070
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	473,480	164,913
PCCW Ltd.	1,026,000	620,739
SmarTone Telecommunications Holdings Ltd.	27,000	40,264
		825,916

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.3%
Cathay Pacific Airways Ltd.	243,290	429,338
Orient Overseas International Ltd.	98,462	454,717
Pacific Basin Shipping Ltd.	823,644	213,562
		1,097,617
		8,118,646
Ireland 0.7%
Capital Goods 0.1%
Kingspan Group plc	15,872	415,811
Consumer Services 0.1%
Paddy Power plc	2,865	363,256
Food & Staples Retailing 0.1%
Fyffes plc	94,826	160,241
Total Produce plc	69,852	106,087
		266,328
Food, Beverage & Tobacco 0.1%
C&C Group plc	71,172	275,868
Glanbia plc	12,322	226,051
		501,919
Health Care Equipment & Services 0.1%
UDG Healthcare plc	47,386	385,896
Materials 0.1%
James Hardie Industries plc CDI	25,052	296,978
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	3,199	237,782
Transportation 0.0%
Irish Continental Group plc	31,772	179,525
		2,647,495
Israel 1.0%
Banks 0.1%
Israel Discount Bank Ltd., A Shares *	171,340	316,084
Mizrahi Tefahot Bank Ltd.	15,715	186,056
		502,140
Capital Goods 0.1%
Elbit Systems Ltd.	3,444	304,676
IDB Development Corp., Ltd. *	194,623	113,173
Shikun & Binui Ltd.	21,131	33,253
		451,102
Energy 0.2%
Delek Group Ltd.	1,185	267,178
Oil Refineries Ltd. *	624,992	235,828
Paz Oil Co., Ltd.	1,932	302,585
		805,591
Food & Staples Retailing 0.1%
Shufersal Ltd. *	66,503	197,826
Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	18,112	71,572
Materials 0.1%
The Israel Corp., Ltd.	1,124	249,794
Real Estate 0.0%
Gazit-Globe Ltd.	3,959	40,058
Security	Number of Shares	Value ($)
Software & Services 0.1%
NICE-Systems Ltd.	4,250	258,341
Telecommunication Services 0.3%
B Communications Ltd.	8,997	240,661
Cellcom Israel Ltd. *	68,372	487,703
Partner Communications Co., Ltd. *	85,619	388,342
		1,116,706
		3,693,130
Italy 2.7%
Automobiles & Components 0.1%
Brembo S.p.A.	1,091	50,123
Piaggio & C S.p.A.	64,055	156,411
		206,534
Banks 0.5%
Banca Carige S.p.A. *	108,387	175,373
Banca Popolare di Milano Scarl	656,251	635,572
Banca Popolare di Sondrio Scarl	104,963	477,792
Credito Valtellinese Scarl *	270,730	323,389
		1,612,126
Capital Goods 0.2%
Astaldi S.p.A. (b)	21,829	131,066
C.I.R. - Compagnie Industriali Riunite S.p.A *	223,082	245,033
Danieli & C Officine Meccaniche S.p.A.	1,529	29,875
Danieli & C Officine Meccaniche S.p.A. - RSP	8,451	118,888
Interpump Group S.p.A.	2,859	44,357
Salini Impregilo S.p.A	28,971	125,634
Trevi Finanziaria Industriale S.p.A.	57,203	73,706
		768,559
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	2,463	42,895
De'Longhi S.p.A.	7,500	206,029
Prada S.p.A.	54,155	190,368
Safilo Group S.p.A. *	11,955	138,889
Tod's S.p.A.	1,796	143,022
		721,203
Consumer Services 0.1%
Autogrill S.p.A. *	25,410	225,429
Diversified Financials 0.0%
Banca Generali S.p.A.	1,299	39,553
Energy 0.2%
ERG S.p.A.	32,296	403,515
Saras S.p.A. *	190,404	381,075
		784,590
Food & Staples Retailing 0.0%
MARR S.p.A.	5,987	122,670
Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	28,392	249,335
Parmalat S.p.A.	111,523	283,391
		532,726
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	987	50,703
Insurance 0.2%
Mediolanum S.p.A.	24,007	197,516
Societa Cattolica di Assicurazioni Scarl	29,901	233,060

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Unipol Gruppo Finanziario S.p.A.	64,613	321,961
UnipolSai S.p.A.	18,432	47,538
		800,075
Materials 0.3%
Buzzi Unicem S.p.A.	28,000	503,023
Italcementi S.p.A.	63,202	684,863
		1,187,886
Media 0.0%
RCS MediaGroup S.p.A. *(b)	123,348	74,842
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	10,051	249,780
Real Estate 0.0%
Beni Stabili S.p.A.	195,512	147,331
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	14,645	131,782
Transportation 0.2%
Ansaldo STS S.p.A.	17,232	177,901
ASTM S.p.A.	15,024	195,172
Societa Iniziative Autostradali e Servizi S.p.A.	20,036	215,842
		588,915
Utilities 0.4%
ACEA S.p.A.	16,001	237,268
Enel Green Power S.p.A.	243,050	513,138
Hera S.p.A.	182,973	463,793
Iren S.p.A.	252,793	395,141
		1,609,340
		9,854,044
Japan 41.1%
Automobiles & Components 2.9%
Aisan Industry Co., Ltd.	16,680	180,087
Akebono Brake Industry Co., Ltd. (b)	42,720	108,810
Calsonic Kansei Corp.	84,271	732,108
Exedy Corp.	14,610	351,029
FCC Co., Ltd.	17,980	376,576
Futaba Industrial Co., Ltd.	58,480	249,043
G-Tekt Corp.	14,912	215,309
HI-LEX Corp.	3,182	94,598
Kasai Kogyo Co., Ltd.	6,076	91,722
Keihin Corp.	25,468	416,479
Koito Manufacturing Co., Ltd.	17,317	702,344
KYB Corp.	90,500	284,831
Mitsuba Corp.	7,786	135,093
Musashi Seimitsu Industry Co., Ltd.	11,120	237,951
Nifco, Inc.	7,881	334,981
Nippon Seiki Co., Ltd.	13,920	279,687
Nissan Shatai Co., Ltd.	38,698	441,034
Nissin Kogyo Co., Ltd.	17,390	270,132
NOK Corp.	21,112	568,558
Pacific Industrial Co., Ltd.	14,252	154,104
Piolax, Inc.	980	53,738
Press Kogyo Co., Ltd.	58,480	269,441
Sanden Holdings Corp.	38,482	123,612
Showa Corp.	26,682	257,557
Sumitomo Riko Co., Ltd.	27,840	238,925
Tachi-S Co., Ltd.	20,670	348,747
Takata Corp. *(b)	29,075	208,723
Security	Number of Shares	Value ($)
Tokai Rika Co., Ltd.	20,613	475,363
Topre Corp.	8,798	194,472
Toyo Tire & Rubber Co., Ltd.	14,766	318,844
Toyota Boshoku Corp.	38,356	824,181
TS Tech Co., Ltd.	16,097	451,129
Unipres Corp.	23,332	555,289
Yorozu Corp.	7,630	150,211
		10,694,708
Banks 2.2%
Aozora Bank Ltd.	132,300	465,754
Ashikaga Holdings Co., Ltd.	11,080	42,961
Fukuoka Financial Group, Inc.	115,604	559,828
Hokuhoku Financial Group, Inc.	196,727	416,497
Kyushu Financial Group, Inc. *	45,067	342,170
Senshu Ikeda Holdings, Inc.	20,950	86,159
Seven Bank Ltd.	54,811	239,643
Shinsei Bank Ltd.	174,060	330,386
Suruga Bank Ltd.	13,920	281,381
The 77 Bank Ltd.	32,836	167,536
The Awa Bank Ltd.	27,560	161,855
The Bank of Kyoto Ltd.	23,378	217,509
The Chiba Bank Ltd.	70,472	485,324
The Chugoku Bank Ltd.	19,258	266,656
The Daishi Bank Ltd.	34,780	154,321
The Gunma Bank Ltd.	44,518	266,862
The Hachijuni Bank Ltd.	41,760	252,362
The Hiroshima Bank Ltd.	41,760	237,119
The Hyakugo Bank Ltd.	27,840	136,174
The Hyakujushi Bank Ltd.	12,760	46,577
The Iyo Bank Ltd.	21,736	216,337
The Joyo Bank Ltd.	48,740	225,751
The Juroku Bank Ltd.	48,707	194,781
The Keiyo Bank Ltd.	27,840	133,012
The Kiyo Bank Ltd.	8,404	126,524
The Musashino Bank Ltd.	3,450	128,452
The Nanto Bank Ltd.	21,906	70,544
The Nishi-Nippon City Bank Ltd.	99,144	262,175
The Ogaki Kyoritsu Bank Ltd.	49,514	203,631
The San-In Godo Bank Ltd.	20,860	168,362
The Shiga Bank Ltd.	22,844	114,702
The Shizuoka Bank Ltd.	48,980	477,960
TOMONY Holdings, Inc.	25,658	96,779
Yamaguchi Financial Group, Inc.	27,840	322,482
		7,898,566
Capital Goods 7.3%
Aica Kogyo Co., Ltd.	11,120	222,707
Amada Holdings Co., Ltd.	53,504	526,013
Asahi Diamond Industrial Co., Ltd.	14,610	171,485
Bunka Shutter Co., Ltd.	8,742	75,946
Central Glass Co., Ltd.	89,845	424,155
Chiyoda Corp.	37,181	315,170
Chudenko Corp.	5,993	128,824
CKD Corp.	15,300	164,195
COMSYS Holdings Corp.	42,324	568,188
Daifuku Co., Ltd.	18,100	293,787
Daihen Corp.	27,840	125,108
DMG Mori Co., Ltd.	15,680	213,043
Fuji Electric Co., Ltd.	129,502	595,617
Fuji Machine Manufacturing Co., Ltd.	20,195	200,345
Fujikura Ltd.	136,170	769,877
Fujitec Co., Ltd.	15,300	164,070

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Furukawa Co., Ltd.	68,812	136,753
Futaba Corp.	11,120	154,424
Glory Ltd.	12,928	363,888
GS Yuasa Corp.	89,966	340,073
Hazama Ando Corp.	23,504	131,743
Hitachi Koki Co., Ltd.	14,610	109,859
Hitachi Zosen Corp.	62,408	344,236
Hoshizaki Electric Co., Ltd.	6,154	431,798
Inaba Denki Sangyo Co., Ltd.	10,430	333,763
Inabata & Co., Ltd.	35,370	378,145
Iseki & Co., Ltd.	70,020	115,867
Iwatani Corp.	72,712	402,252
Kanamoto Co., Ltd.	3,344	77,198
Kandenko Co., Ltd.	60,676	415,400
Kanematsu Corp.	278,520	465,405
Keihan Electric Railway Co., Ltd.	65,418	435,660
Kitz Corp.	36,200	167,081
Komori Corp.	15,990	203,118
Kumagai Gumi Co., Ltd.	24,418	68,334
Kurita Water Industries Ltd.	28,808	620,886
Kuroda Electric Co., Ltd.	16,686	318,074
Kyowa Exeo Corp.	43,830	441,571
Kyudenko Corp.	16,371	297,594
Mabuchi Motor Co., Ltd.	4,860	279,505
Maeda Corp.	33,400	201,299
Maeda Road Construction Co., Ltd.	20,860	346,200
Makino Milling Machine Co., Ltd.	20,860	170,224
Meidensha Corp.	41,760	165,983
Minebea Co., Ltd.	34,165	374,407
Mirait Holdings Corp.	31,355	254,085
MISUMI Group, Inc.	32,766	444,127
Miura Co., Ltd.	17,182	230,664
Nabtesco Corp.	17,370	363,096
Nachi-Fujikoshi Corp.	34,780	163,067
Namura Shipbuilding Co., Ltd.	18,003	165,456
NGK Insulators Ltd.	27,462	635,983
Nichias Corp.	38,960	254,719
Nichiha Corp.	10,994	155,439
Nippo Corp.	17,370	294,197
Nippon Densetsu Kogyo Co., Ltd.	12,258	232,075
Nippon Sheet Glass Co., Ltd. *	630,570	542,184
Nippon Steel & Sumikin Bussan Corp.	81,620	280,056
Nishimatsu Construction Co., Ltd.	83,520	328,579
Nishio Rent All Co., Ltd.	4,914	135,526
Nisshinbo Holdings, Inc.	42,040	496,514
Nitta Corp.	4,140	117,537
Nitto Kogyo Corp.	6,940	120,133
Noritz Corp.	14,610	215,571
NTN Corp.	109,367	513,656
Oiles Corp.	9,050	152,620
OKUMA Corp.	23,660	214,759
Okumura Corp.	41,760	227,973
OSG Corp.	12,696	250,460
Penta-Ocean Construction Co., Ltd.	67,428	267,459
Ryobi Ltd.	67,920	251,780
Sanki Engineering Co., Ltd.	23,418	211,233
Sankyo Tateyama, Inc.	13,920	194,776
Sanwa Holdings Corp.	38,858	325,288
Seibu Holdings, Inc.	7,302	153,882
Shinmaywa Industries Ltd.	22,310	215,535
SHO-BOND Holdings Co., Ltd.	2,359	93,093
Sintokogio Ltd.	24,287	210,797
Security	Number of Shares	Value ($)
Tadano Ltd.	12,386	159,849
Taihei Dengyo Kaisha Ltd.	7,302	68,530
Taikisha Ltd.	9,050	214,725
Takara Standard Co., Ltd.	30,346	230,647
Takasago Thermal Engineering Co., Ltd.	16,358	230,748
Takuma Co., Ltd.	4,240	35,563
The Japan Steel Works Ltd.	111,400	426,515
The Nippon Road Co., Ltd.	29,784	147,615
THK Co., Ltd.	18,543	369,115
Toa Corp.	79,618	211,187
Toda Corp.	63,194	357,799
TOKAI Holdings Corp.	18,998	83,062
Toshiba Machine Co., Ltd.	27,840	97,106
Toshiba Plant Systems & Services Corp.	12,386	119,359
Totetsu Kogyo Co., Ltd.	7,630	170,759
Toyo Engineering Corp. *	48,740	136,004
Trusco Nakayama Corp.	8,400	316,158
Tsubakimoto Chain Co.	25,040	194,584
Ushio, Inc.	29,220	428,535
Wakita & Co., Ltd.	6,790	58,217
Yamazen Corp.	25,197	228,915
Yuasa Trading Co., Ltd.	9,740	240,577
Yurtec Corp.	8,702	87,599
		26,574,757
Commercial & Professional Services 1.1%
Aeon Delight Co., Ltd.	6,310	195,268
Daiseki Co., Ltd.	6,940	113,884
Duskin Co., Ltd.	23,994	439,475
Itoki Corp.	11,154	85,410
Kokuyo Co., Ltd.	39,596	455,444
Meitec Corp.	4,505	150,008
Nissha Printing Co., Ltd.	8,668	181,333
Nomura Co., Ltd.	12,323	186,224
Okamura Corp.	23,118	226,905
Park24 Co., Ltd.	14,610	296,277
Relia, Inc.	14,610	135,221
Sato Holdings Corp.	6,940	154,810
Sohgo Security Services Co., Ltd.	13,866	665,856
Temp Holdings Co., Ltd.	24,102	388,666
Toppan Forms Co., Ltd.	20,836	269,577
		3,944,358
Consumer Durables & Apparel 2.1%
Alpine Electronics, Inc.	15,990	224,259
Asics Corp.	15,571	355,172
Casio Computer Co., Ltd.	29,366	646,728
Foster Electric Co., Ltd.	4,224	99,912
Fujitsu General Ltd.	10,707	141,741
Funai Electric Co., Ltd.	24,778	195,362
Gunze Ltd.	97,480	293,357
Haseko Corp.	38,904	434,230
Heiwa Corp.	5,560	104,092
JVC Kenwood Corp.	61,328	174,612
Kurabo Industries Ltd.	96,908	175,296
Misawa Homes Co., Ltd.	19,507	148,898
Mizuno Corp.	50,684	245,855
Onward Holdings Co., Ltd.	69,600	431,895
PanaHome Corp.	40,248	300,685
Pioneer Corp. *	193,744	601,914
Rinnai Corp.	6,002	536,519

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sangetsu Co., Ltd.	22,173	424,827
Sankyo Co., Ltd.	14,610	577,147
Sanyo Shokai Ltd.	17,040	42,572
Seiko Holdings Corp.	8,520	56,533
Seiren Co., Ltd.	12,459	148,562
Tamron Co., Ltd.	6,250	120,914
Token Corp.	3,760	294,932
Tomy Co., Ltd.	34,780	185,072
TSI Holdings Co., Ltd.	38,839	274,406
Wacoal Holdings Corp.	31,430	383,187
		7,618,679
Consumer Services 1.0%
Accordia Golf Co., Ltd.	28,892	259,437
Doutor Nichires Holdings Co., Ltd.	11,399	177,254
Dynam Japan Holdings Co., Ltd.	149,529	182,862
HIS Co., Ltd.	9,780	316,930
McDonald's Holdings Co., Ltd.	24,339	590,312
MOS Food Services, Inc.	6,940	176,765
Ohsho Food Service Corp.	1,400	47,469
Plenus Co., Ltd.	8,320	136,057
Resorttrust, Inc.	5,848	155,830
Round One Corp.	44,986	195,226
Royal Holdings Co., Ltd.	9,727	186,524
Saizeriya Co., Ltd.	11,488	272,290
Skylark Co., Ltd.	3,680	50,149
St Marc Holdings Co., Ltd.	3,392	96,989
Tokyo Dome Corp.	27,840	131,206
Yoshinoya Holdings Co., Ltd.	26,306	326,051
Zensho Holdings Co., Ltd.	28,530	347,831
		3,649,182
Diversified Financials 0.8%
Acom Co., Ltd. *	52,406	259,734
AEON Financial Service Co., Ltd.	12,369	284,543
Century Tokyo Leasing Corp.	6,410	220,461
Credit Saison Co., Ltd.	32,680	616,064
Fuyo General Lease Co., Ltd.	3,006	144,838
Hitachi Capital Corp.	7,240	202,318
Jaccs Co., Ltd.	34,165	131,084
Japan Exchange Group, Inc.	5,902	92,398
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,010	251,967
Okasan Securities Group, Inc.	10,940	66,201
Orient Corp. *	158,150	305,319
SBI Holdings, Inc.	21,288	240,889
Tokai Tokyo Financial Holdings, Inc.	11,040	66,537
		2,882,353
Energy 0.2%
Itochu Enex Co., Ltd.	21,350	173,356
Japan Petroleum Exploration Co., Ltd.	11,984	331,971
Nippon Gas Co., Ltd.	1,680	43,267
		548,594
Food & Staples Retailing 2.1%
Ain Holdings, Inc.	4,568	214,542
Arcs Co., Ltd.	21,128	446,622
Axial Retailing, Inc.	2,460	90,195
Belc Co., Ltd.	2,434	90,327
Cawachi Ltd.	15,990	316,350
Cocokara fine, Inc.	13,613	532,793
Cosmos Pharmaceutical Corp.	1,380	188,731
Create SD Holdings Co., Ltd.	1,470	95,631
Security	Number of Shares	Value ($)
FamilyMart Co., Ltd.	10,721	477,436
Heiwado Co., Ltd.	14,184	341,829
Kato Sangyo Co., Ltd.	20,170	468,092
Matsumotokiyoshi Holdings Co., Ltd.	15,682	803,944
Ministop Co., Ltd.	8,143	150,865
Mitsubishi Shokuhin Co., Ltd.	13,230	327,316
San-A Co., Ltd.	5,560	242,641
Sugi Holdings Co., Ltd.	8,488	447,534
Sundrug Co., Ltd.	8,320	535,185
Tsuruha Holdings, Inc.	7,405	660,732
Valor Holdings Co., Ltd.	22,064	517,058
Welcia Holdings Co., Ltd.	4,602	253,468
Yaoko Co., Ltd.	4,953	222,981
Yokohama Reito Co., Ltd.	30,612	243,098
		7,667,370
Food, Beverage & Tobacco 2.7%
Calbee, Inc.	7,630	315,028
Coca-Cola East Japan Co., Ltd.	17,424	256,385
Dydo Drinco, Inc.	4,548	202,166
Ezaki Glico Co., Ltd.	10,638	534,144
Fuji Oil Holdings, Inc.	25,650	383,252
Hokuto Corp.	8,320	157,518
House Foods Group, Inc.	21,001	369,494
Ito En Ltd.	21,550	491,902
Itoham Foods, Inc.	73,484	374,334
J-Oil Mills, Inc.	48,740	137,981
Kagome Co., Ltd.	20,860	351,953
Kikkoman Corp.	22,450	738,439
Marudai Food Co., Ltd.	21,082	79,006
Maruha Nichiro Corp.	5,542	88,066
Megmilk Snow Brand Co., Ltd.	34,328	805,850
Mitsui Sugar Co., Ltd.	27,840	123,528
Morinaga & Co., Ltd.	58,732	304,427
Morinaga Milk Industry Co., Ltd.	155,718	723,770
Nichirei Corp.	111,837	731,186
Nippon Flour Mills Co., Ltd.	65,510	445,838
Nippon Suisan Kaisha Ltd.	103,730	355,920
Prima Meat Packers Ltd.	60,956	162,675
Sapporo Holdings Ltd.	111,400	489,770
Takara Holdings, Inc.	43,830	334,911
The Nisshin Oillio Group Ltd.	83,520	323,159
Warabeya Nichiyo Co., Ltd.	9,480	182,479
Yakult Honsha Co., Ltd.	8,934	440,613
		9,903,794
Health Care Equipment & Services 0.9%
BML, Inc.	1,540	49,218
Hogy Medical Co., Ltd.	2,614	134,432
Miraca Holdings, Inc.	11,694	518,869
Nichii Gakkan Co.	25,050	170,075
Nihon Kohden Corp.	10,886	226,321
Nikkiso Co., Ltd.	17,727	140,631
Nipro Corp.	31,604	346,341
Paramount Bed Holdings Co., Ltd.	5,484	182,385
Ship Healthcare Holdings, Inc.	9,250	217,069
Sysmex Corp.	8,942	557,787
Toho Holdings Co., Ltd.	32,020	793,487
		3,336,615
Household & Personal Products 0.7%
Earth Chemical Co., Ltd.	5,566	233,422
Fancl Corp.	14,020	202,316
Kobayashi Pharmaceutical Co., Ltd.	4,870	396,221

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kose Corp.	4,010	418,955
Lion Corp.	54,848	572,149
Mandom Corp.	4,910	196,950
Pigeon Corp.	8,320	238,235
Pola Orbis Holdings, Inc.	4,242	297,298
		2,555,546
Insurance 0.1%
Sony Financial Holdings, Inc.	22,861	420,577
Materials 4.5%
ADEKA Corp.	30,600	451,752
Aichi Steel Corp.	64,624	286,740
Asahi Holdings, Inc.	14,610	230,266
Chugoku Marine Paints Ltd.	20,860	146,704
Daido Steel Co., Ltd.	103,328	435,842
Daio Paper Corp. (b)	33,296	314,648
Dowa Holdings Co., Ltd.	62,660	481,335
FP Corp.	6,250	237,011
Fuji Seal International, Inc.	6,357	199,301
Fujimori Kogyo Co., Ltd.	4,860	130,883
Godo Steel Ltd.	40,972	79,432
Hitachi Metals Ltd.	32,188	416,710
Hokuetsu Kishu Paper Co., Ltd.	58,780	386,685
Ishihara Sangyo Kaisha Ltd. *	131,944	117,731
Kansai Paint Co., Ltd.	23,972	377,625
Konishi Co., Ltd.	7,922	169,904
Kureha Corp.	59,451	233,406
Kyoei Steel Ltd.	10,430	182,914
Lintec Corp.	17,239	372,104
Maruichi Steel Tube Ltd.	13,920	385,036
Mitsubishi Gas Chemical Co., Inc.	111,400	602,724
Mitsubishi Steel Manufacturing Co., Ltd.	75,156	152,409
Nihon Parkerizing Co., Ltd.	15,056	150,707
Nippon Denko Co., Ltd.	69,600	128,157
Nippon Kayaku Co., Ltd.	34,780	374,940
Nippon Light Metal Holdings Co., Ltd.	282,629	504,367
Nippon Paint Holdings Co., Ltd.	10,699	267,735
Nippon Shokubai Co., Ltd.	6,914	517,092
Nippon Soda Co., Ltd.	36,326	219,524
Nissan Chemical Industries Ltd.	21,606	517,717
Nisshin Steel Co., Ltd.	30,510	333,363
Nittetsu Mining Co., Ltd.	41,760	199,180
NOF Corp.	41,760	321,465
Pacific Metals Co., Ltd. *	69,600	182,356
Rengo Co., Ltd.	122,760	543,697
Sakai Chemical Industry Co., Ltd.	12,760	43,679
Sakata INX Corp.	11,397	117,039
Sanyo Chemical Industries Ltd.	20,860	164,978
Sanyo Special Steel Co., Ltd.	50,843	237,553
Sumitomo Bakelite Co., Ltd.	76,580	320,533
Sumitomo Osaka Cement Co., Ltd.	125,320	481,844
The Nippon Synthetic Chemical Industry Co., Ltd.	20,606	153,776
Toagosei Co., Ltd.	52,140	447,047
Toho Zinc Co., Ltd.	76,039	191,825
Tokai Carbon Co., Ltd.	101,700	308,532
Tokuyama Corp. *	256,595	547,408
Tokyo Ohka Kogyo Co., Ltd.	6,766	202,793
Tokyo Steel Manufacturing Co., Ltd.	39,075	240,574
Topy Industries Ltd.	104,025	248,080
Toyo Ink SC Holdings Co., Ltd.	75,925	315,328
Security	Number of Shares	Value ($)
Toyobo Co., Ltd.	327,260	477,829
UACJ Corp.	88,316	212,050
Yamato Kogyo Co., Ltd.	10,870	279,509
Yodogawa Steel Works Ltd.	10,264	208,893
Zeon Corp.	43,497	348,244
		16,198,976
Media 0.7%
Asatsu-DK, Inc.	16,473	397,394
Avex Group Holdings, Inc.	13,920	166,096
CyberAgent, Inc.	4,245	178,712
Daiichikosho Co., Ltd.	10,184	333,326
SKY Perfect JSAT Holdings, Inc.	55,680	281,381
Toei Co., Ltd.	15,286	155,489
Toho Co., Ltd.	18,100	480,836
Tokyo Broadcasting System Holdings, Inc.	11,374	171,145
TV Asahi Holdings Corp.	7,560	130,558
Zenrin Co., Ltd.	10,153	185,304
		2,480,241
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Hisamitsu Pharmaceutical Co., Inc.	11,990	510,606
Kaken Pharmaceutical Co., Ltd.	3,897	274,383
Kissei Pharmaceutical Co., Ltd.	6,250	157,416
KYORIN Holdings, Inc.	11,548	217,696
Mochida Pharmaceutical Co., Ltd.	4,140	258,582
Nichi-iko Pharmaceutical Co., Ltd.	5,560	140,037
Nippon Shinyaku Co., Ltd.	4,372	180,157
Rohto Pharmaceutical Co., Ltd.	21,198	408,037
Santen Pharmaceutical Co., Ltd.	39,600	627,021
Sawai Pharmaceutical Co., Ltd.	3,450	197,575
Sumitomo Dainippon Pharma Co., Ltd.	33,425	401,545
Taisho Pharmaceutical Holdings Co., Ltd.	9,220	623,741
Tsumura & Co.	15,868	435,701
		4,432,497
Real Estate 1.4%
Advance Residence Investment Corp.	102	217,106
Aeon Mall Co., Ltd.	17,390	298,344
Daikyo, Inc.	55,500	90,939
Frontier Real Estate Investment Corp.	27	109,178
Fukuoka REIT Corp.	36	58,754
Japan Excellent, Inc.	138	152,687
Japan Logistics Fund, Inc.	32	61,233
Japan Prime Realty Investment Corp.	57	196,504
Japan Real Estate Investment Corp.	110	522,875
Japan Retail Fund Investment Corp.	229	437,455
Kenedix Office Investment Corp.	29	127,498
Leopalace21 Corp. *	64,104	374,391
Mori Trust Sogo REIT, Inc.	60	100,503
Nippon Accommodations Fund, Inc.	34	115,972
Nippon Building Fund, Inc.	122	574,968
Nippon Prologis REIT, Inc.	32	56,041
Nomura Real Estate Holdings, Inc.	29,508	577,091
NTT Urban Development Corp.	13,920	135,496
Orix JREIT, Inc.	165	215,351
Premier Investment Corp.	55	54,072
Relo Holdings, Inc.	1,667	180,249
Tokyo Tatemono Co., Ltd.	20,884	250,547

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Top REIT, Inc.	24	87,995
United Urban Investment Corp.	173	230,143
		5,225,392
Retailing 2.7%
ABC-Mart, Inc.	2,760	150,000
Adastria Co., Ltd.	6,818	401,514
Alpen Co., Ltd.	11,126	186,907
AOKI Holdings, Inc.	11,281	146,686
Aoyama Trading Co., Ltd.	15,604	578,442
Arcland Sakamoto Co., Ltd.	7,224	164,485
ASKUL Corp.	6,698	289,587
Autobacs Seven Co., Ltd.	36,508	660,390
Bic Camera, Inc.	22,834	209,670
Canon Marketing Japan, Inc.	29,555	466,772
Chiyoda Co., Ltd.	10,473	350,006
DCM Holdings Co., Ltd.	69,974	479,056
Don Quijote Holdings Co., Ltd.	15,290	604,630
Doshisha Co., Ltd.	11,120	235,786
Geo Holdings Corp.	32,158	509,707
Gulliver International Co., Ltd. (b)	16,680	155,597
H2O Retailing Corp.	30,600	638,410
Hikari Tsushin, Inc.	3,864	277,702
Izumi Co., Ltd.	7,924	309,170
Joyful Honda Co., Ltd.	6,374	127,604
Kohnan Shoji Co., Ltd.	27,840	399,263
Komeri Co., Ltd.	13,920	308,819
Nojima Corp.	5,586	81,515
Rakuten, Inc.	30,600	385,230
Ryohin Keikaku Co., Ltd.	3,105	668,955
Sanrio Co., Ltd. (b)	7,578	180,721
United Arrows Ltd.	5,468	240,844
USS Co., Ltd.	23,924	379,780
Xebio Holdings Co., Ltd.	17,370	330,408
		9,917,656
Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	18,795	170,448
Disco Corp.	2,487	239,259
Sanken Electric Co., Ltd.	30,896	119,544
SCREEN Holdings Co., Ltd.	30,812	230,940
Shindengen Electric Manufacturing Co., Ltd.	9,920	40,153
Shinko Electric Industries Co., Ltd.	29,220	200,757
Tokyo Seimitsu Co., Ltd.	6,809	152,330
Ulvac, Inc.	10,430	263,542
		1,416,973
Software & Services 1.9%
Capcom Co., Ltd.	12,486	274,574
DeNA Co., Ltd.	35,985	565,695
DTS Corp.	6,250	147,733
Fuji Soft, Inc.	9,392	209,126
Gree, Inc.	47,956	233,400
Ines Corp.	7,516	70,295
Internet Initiative Japan, Inc.	5,706	107,566
IT Holdings Corp.	31,932	772,657
Itochu Techno-Solutions Corp.	15,056	310,573
NEC Networks & System Integration Corp.	14,610	261,553
NET One Systems Co., Ltd.	49,430	292,298
Nexon Co., Ltd.	14,134	223,911
Nihon Unisys Ltd. (b)	23,860	264,767
NS Solutions Corp.	4,354	201,312
Security	Number of Shares	Value ($)
NSD Co., Ltd.	11,120	160,558
Obic Co., Ltd.	6,147	326,597
Oracle Corp. Japan	2,232	108,631
Otsuka Corp.	12,216	611,394
SCSK Corp.	5,600	217,132
Square Enix Holdings Co., Ltd.	12,962	294,295
Transcosmos, Inc.	8,032	199,041
Trend Micro, Inc.	13,384	545,001
Yahoo Japan Corp.	119,500	491,454
		6,889,563
Technology Hardware & Equipment 2.8%
Alps Electric Co., Ltd.	22,891	718,593
Amano Corp.	18,690	253,789
Anritsu Corp.	32,710	218,898
Azbil Corp.	18,371	462,702
Canon Electronics, Inc.	10,052	175,144
Citizen Holdings Co., Ltd.	71,710	529,332
Daiwabo Holdings Co., Ltd.	146,220	307,195
Eizo Corp.	8,320	195,042
Hamamatsu Photonics K.K.	13,274	332,173
Hirose Electric Co., Ltd.	4,214	512,052
Hitachi High-Technologies Corp.	22,436	617,864
Hitachi Kokusai Electric, Inc.	6,940	102,344
Hitachi Maxell Ltd.	10,060	165,735
Horiba Ltd.	9,050	336,585
Hosiden Corp.	85,943	485,207
Japan Aviation Electronics Industry Ltd.	9,075	158,341
Japan Display, Inc. *	70,828	215,449
Melco Holdings, Inc.	6,250	108,544
Mitsumi Electric Co., Ltd.	65,354	356,245
Nichicon Corp.	18,790	156,075
Nippon Chemi-Con Corp.	51,258	108,936
Nippon Signal Co., Ltd.	14,610	162,834
Oki Electric Industry Co., Ltd.	104,420	135,522
Riso Kagaku Corp.	6,940	112,589
Ryosan Co., Ltd.	17,473	460,636
Ryoyo Electro Corp.	17,370	198,667
Shimadzu Corp.	37,760	610,139
Siix Corp.	4,682	148,117
Taiyo Yuden Co., Ltd.	29,788	485,432
Toshiba TEC Corp.	48,740	145,888
Wacom Co., Ltd.	38,776	141,856
Yaskawa Electric Corp.	30,051	396,114
Yokogawa Electric Corp.	42,062	501,550
		10,015,589
Transportation 1.3%
Fukuyama Transporting Co., Ltd. (b)	55,680	266,928
Hitachi Transport System, Ltd.	20,860	344,677
Japan Airport Terminal Co., Ltd.	3,184	160,388
Keikyu Corp.	59,860	484,105
Keisei Electric Railway Co., Ltd.	31,365	376,034
Kintetsu World Express, Inc.	14,945	284,886
Konoike Transport Co., Ltd.	12,236	154,042
Mitsubishi Logistics Corp.	20,522	286,489
Mitsui-Soko Holdings Co., Ltd.	34,780	101,846
Nankai Electric Railway Co., Ltd.	79,892	414,106
Nippon Holdings Co., Ltd.	17,028	322,935
Nishi-Nippon Railroad Co., Ltd.	78,683	427,625
Sankyu, Inc.	112,614	560,878
Senko Co., Ltd.	35,531	227,689

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sotetsu Holdings, Inc.	55,680	310,738
The Sumitomo Warehouse Co., Ltd.	34,780	184,790
		4,908,156
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	13,436	311,051
		149,491,193
Luxembourg 0.6%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	—
Commercial & Professional Services 0.1%
Regus plc	68,632	359,318
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	105,600	313,315
Household & Personal Products 0.1%
Oriflame Holding AG *	21,561	366,144
Materials 0.3%
APERAM S.A. *	16,875	573,707
Ternium S.A. ADR	27,611	392,905
		966,612
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	153	57,559
Retailing 0.0%
L'Occitane International S.A.	16,670	33,547
		2,096,495
Netherlands 2.2%
Capital Goods 0.7%
Aalberts Industries N.V.	16,581	547,251
AerCap Holdings N.V. *	7,185	326,486
Arcadis N.V.	12,240	295,324
Koninklijke BAM Groep N.V. *	161,693	841,906
Sensata Technologies Holding N.V. *	6,112	279,991
TKH Group N.V.	4,465	166,370
		2,457,328
Commercial & Professional Services 0.1%
Brunel International N.V.	2,299	42,103
USG People N.V.	30,592	470,268
		512,371
Consumer Durables & Apparel 0.1%
TomTom N.V. *	18,100	225,955
Diversified Financials 0.1%
Euronext N.V. (c)	2,336	116,167
HAL Trust	999	173,457
		289,624
Energy 0.4%
Core Laboratories N.V.	2,506	296,084
Koninklijke Vopak N.V.	8,307	360,325
Nostrum Oil & Gas plc	10,128	56,531
SBM Offshore N.V. *	50,145	704,377
		1,417,317
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR - Reg’d *	29,689	670,971
Food, Beverage & Tobacco 0.1%
Corbion N.V.	21,851	520,985
Security	Number of Shares	Value ($)
Insurance 0.1%
NN Group N.V.	6,315	215,628
Materials 0.1%
Koninklijke Ten Cate N.V.	12,692	329,755
OCI N.V. *	5,371	135,546
		465,301
Real Estate 0.2%
Eurocommercial Properties N.V.	4,594	194,588
NSI N.V.	11,558	46,618
Vastned Retail N.V.	4,594	206,329
Wereldhave N.V.	4,063	227,130
		674,665
Retailing 0.0%
Beter Bed Holding N.V.	1,907	45,005
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	7,907	316,043
Software & Services 0.0%
Yandex N.V., Class A *	9,667	160,762
		7,971,955
New Zealand 0.9%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	97,480	269,785
Energy 0.1%
Z Energy Ltd.	52,139	233,284
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	27,370	99,556
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	45,677	253,131
Materials 0.1%
Nuplex Industries Ltd.	88,296	247,858
Media 0.1%
SKY Network Television Ltd.	79,705	238,973
Real Estate 0.0%
Kiwi Property Group Ltd.	132,473	120,901
Telecommunication Services 0.1%
Chorus Ltd. *	156,533	319,241
Transportation 0.1%
Air New Zealand Ltd.	139,494	250,021
Auckland International Airport Ltd.	64,457	224,263
Mainfreight Ltd.	13,380	136,924
		611,208
Utilities 0.2%
Contact Energy Ltd.	57,799	189,672
Genesis Energy Ltd.	38,013	48,594
Infratil Ltd.	147,314	298,013
Mighty River Power Ltd.	84,419	161,321
TrustPower Ltd.	17,446	86,220
		783,820
		3,177,757
Norway 1.1%
Banks 0.1%
SpareBank 1 SMN	20,592	122,148
SpareBank 1 SR-Bank A.S.A.	34,770	154,987
		277,135

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Vard Holdings Ltd. *	457,040	97,315
Veidekke A.S.A.	12,038	149,054
		246,369
Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	19,480	211,471
Diversified Financials 0.0%
Aker A.S.A., A Shares	2,195	43,359
Energy 0.2%
Akastor A.S.A. *(b)	170,292	232,431
BW Offshore Ltd.	76,572	26,106
Fred. Olsen Energy A.S.A. *	48,798	216,393
TGS Nopec Geophysical Co. A.S.A. (b)	20,344	391,555
		866,485
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	24,496	151,654
Leroy Seafood Group A.S.A.	4,738	174,632
Salmar A.S.A.	3,563	59,917
		386,203
Insurance 0.2%
Gjensidige Forsikring A.S.A.	33,558	542,293
Storebrand A.S.A. *	93,648	345,382
		887,675
Materials 0.0%
Borregaard A.S.A.	21,220	116,341
Media 0.1%
Schibsted A.S.A., Class A	8,195	297,803
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(b)	1,820,764	421,531
Software & Services 0.1%
Atea A.S.A. *	35,301	317,148
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	1,150	38,664
		4,110,184
Portugal 0.3%
Banks 0.0%
Banco BPI S.A. - Reg'd *	114,173	134,572
Banco Espirito Santo S.A. - Reg'd *(d)(e)	45,383	—
		134,572
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	46,847	102,171
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	276,134	325,761
Materials 0.1%
Portucel S.A.	11,694	46,685
Semapa-Sociedade de Investimento e Gestao	15,584	218,741
		265,426
Media 0.1%
NOS, SGPS S.A.	27,705	213,807
Transportation 0.0%
CTT-Correios de Portugal S.A.	11,216	103,745
Security	Number of Shares	Value ($)
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	36,752	103,948
		1,249,430
Singapore 1.5%
Capital Goods 0.3%
COSCO Corp., Ltd. (d)(e)	358,660	85,913
Sembcorp Marine Ltd.	227,722	332,948
Singapore Technologies Engineering Ltd.	235,556	478,151
United Engineers Ltd.	94,564	133,898
		1,030,910
Consumer Services 0.1%
Genting Singapore plc	528,532	285,095
Diversified Financials 0.1%
Singapore Exchange Ltd.	59,860	320,341
Energy 0.0%
InterOil Corp. *	1,992	77,608
Food & Staples Retailing 0.0%
Olam International Ltd.	134,542	171,406
Real Estate 0.5%
Ascendas Real Estate Investment Trust	173,220	293,833
CapitaLand Commercial Trust Ltd.	146,220	135,951
CapitaLand Mall Trust	250,184	338,266
City Developments Ltd.	76,580	398,948
Global Logistic Properties Ltd.	118,894	166,238
Mapletree Greater China Commercial Trust	62,380	40,732
Mapletree Industrial Trust	41,620	44,753
Mapletree Logistics Trust	56,700	40,444
Suntec Real Estate Investment Trust	175,706	191,425
UOL Group Ltd.	52,920	229,491
Wing Tai Holdings Ltd.	33,100	39,820
Yanlord Land Group Ltd.	56,100	41,808
		1,961,709
Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc. *	14,752	174,221
Telecommunication Services 0.1%
M1 Ltd.	40,380	80,534
StarHub Ltd.	90,500	233,163
		313,697
Transportation 0.3%
Neptune Orient Lines Ltd. *	360,220	302,964
SATS Ltd.	139,240	390,360
SIA Engineering Co., Ltd.	16,760	42,942
Singapore Post Ltd.	146,220	184,727
SMRT Corp., Ltd.	146,220	148,405
		1,069,398
		5,404,385
Spain 2.0%
Banks 0.3%
Bankia S.A.	347,025	434,682
Bankinter S.A.	70,292	508,611
Liberbank S.A. *	222,935	131,147
		1,074,440

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.5%
Abengoa S.A., B Shares	215,693	79,731
Abengoa S.A., Class A	13,534	10,435
Construcciones y Auxiliar de Ferrocarriles S.A.	574	154,831
Duro Felguera S.A.	37,616	80,648
Fomento de Construcciones y Contratas S.A. *(b)	65,716	454,470
Gamesa Corp. Tecnologica S.A.	36,127	632,237
Obrascon Huarte Lain S.A.	19,965	139,379
Sacyr S.A.	68,597	174,384
Zardoya Otis S.A.	28,504	344,697
		2,070,812
Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	49,347	220,459
Consumer Services 0.1%
Melia Hotels International S.A.	8,784	111,698
NH Hotel Group S.A. *	24,095	128,894
		240,592
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A.	8,596	301,003
Energy 0.1%
Tecnicas Reunidas S.A.	5,157	206,479
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	20,190	386,598
Viscofan S.A.	6,940	423,949
		810,547
Insurance 0.1%
Grupo Catalana Occidente S.A.	5,840	182,570
Materials 0.1%
Acerinox S.A.	37,620	404,475
Ence Energia y Celulosa S.A.	12,501	49,049
Vidrala S.A.	3,385	175,965
		629,489
Media 0.1%
Mediaset Espana Comunicacion S.A.	30,066	345,168
Promotora de Informaciones S.A., Class A *(b)	40,670	242,688
		587,856
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	9,326	171,187
Grifols S.A.	7,363	349,318
Grifols S.A., Class B	5,158	179,499
		700,004
Software & Services 0.1%
Indra Sistemas S.A. *(b)	42,725	438,876
Utilities 0.0%
EDP Renovaveis S.A.	6,269	43,381
		7,506,508
Sweden 2.3%
Capital Goods 0.4%
AddTech AB, B Shares	7,477	119,171
B&B Tools AB, B Shares	9,345	137,425
Indutrade AB	3,780	206,790
Nibe Industrier AB, B Shares	6,664	224,423
Security	Number of Shares	Value ($)
Peab AB	62,814	479,689
Saab AB, Class B	12,364	383,207
		1,550,705
Commercial & Professional Services 0.2%
AF AB, B Shares	7,515	116,115
Intrum Justitia AB	8,185	279,775
Loomis AB, B Shares	10,722	358,748
		754,638
Consumer Durables & Apparel 0.1%
JM AB	12,647	369,066
Consumer Services 0.1%
Betsson AB *	11,156	188,810
Diversified Financials 0.2%
L E Lundbergfortagen AB, B Shares	5,698	304,465
Ratos AB, B Shares	65,006	371,203
		675,668
Energy 0.1%
Lundin Petroleum AB *	17,322	277,077
Food & Staples Retailing 0.1%
Axfood AB	15,861	288,081
ICA Gruppen AB	1,298	45,722
		333,803
Food, Beverage & Tobacco 0.1%
AAK AB	2,488	186,862
Health Care Equipment & Services 0.1%
Elekta AB, B Shares	46,147	383,628
Materials 0.2%
BillerudKorsnas AB	17,420	332,976
Hexpol AB	15,700	167,242
Holmen AB, B Shares	12,077	381,928
		882,146
Media 0.1%
Modern Times Group MTG AB, B Shares	13,793	407,095
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	31,894	383,996
Real Estate 0.2%
Castellum AB	14,895	209,562
Fabege AB	15,303	243,905
Kungsleden AB	25,184	180,482
Wihlborgs Fastigheter AB	2,783	54,887
		688,836
Retailing 0.1%
Bilia AB, A Shares	13,188	286,561
Clas Ohlson AB, B Shares	7,630	116,579
		403,140
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	14,200	515,336
Transportation 0.1%
SAS AB *(b)	124,161	281,890
		8,282,696

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Switzerland 2.8%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	327	198,023
Valiant Holding AG - Reg'd	2,106	232,531
		430,554
Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg'd *	6,709	66,245
Belimo Holding AG - Reg'd	55	126,271
Bucher Industries AG - Reg'd	1,014	230,824
Burckhardt Compression Holding AG	83	26,544
Conzzeta AG - Reg'd	68	42,667
Daetwyler Holding AG	1,125	149,278
Georg Fischer AG - Reg'd	850	554,429
Implenia AG - Reg'd	2,627	128,801
Meyer Burger Technology AG *(b)	18,667	95,700
OC Oerlikon Corp. AG - Reg'd *	25,037	241,127
Schweiter Technologies AG	42	34,239
Sulzer AG - Reg'd	5,320	555,833
Zehnder Group AG - Reg'd	1,223	40,332
		2,292,290
Commercial & Professional Services 0.2%
DKSH Holding AG *	4,895	303,572
dorma+kaba Holding AG, B Shares - Reg'd	344	221,201
Gategroup Holding AG *	7,222	289,105
		813,878
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	176	194,842
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd *	1,268	286,671
Diversified Financials 0.3%
Cembra Money Bank AG *	747	44,328
GAM Holding AG *	12,561	218,117
Julius Baer Group Ltd. *	12,566	601,926
Partners Group Holding AG	834	301,407
		1,165,778
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	253	263,349
Emmi AG - Reg'd *	559	230,300
		493,649
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	3,178	401,289
Straumann Holding AG - Reg'd	695	205,873
		607,162
Insurance 0.1%
Helvetia Holding AG - Reg'd	834	444,200
Materials 0.1%
EMS-Chemie Holding AG - Reg'd	690	281,585
Schmolz + Bickenbach AG - Reg'd *	263,461	138,400
		419,985
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galenica AG - Reg'd	463	677,418
Security	Number of Shares	Value ($)
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,245	155,512
Swiss Prime Site AG - Reg'd *	3,174	237,598
		393,110
Retailing 0.2%
Dufry AG - Reg'd *	1,932	231,363
Valora Holding AG - Reg'd *	1,601	292,804
		524,167
Software & Services 0.1%
Temenos Group AG - Reg'd *	4,207	204,631
Technology Hardware & Equipment 0.1%
Kudelski S.A.	7,290	89,711
Logitech International S.A. - Reg'd	26,292	395,166
		484,877
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	417	298,973
Panalpina Welttransport Holding AG - Reg'd	2,894	325,168
		624,141
		10,057,353
United Kingdom 12.4%
Banks 0.0%
The Paragon Group of Cos. plc	21,964	126,695
Capital Goods 1.7%
Ashtead Group plc	33,688	555,281
Bodycote plc	31,606	275,944
Brammer plc	18,533	43,799
Chemring Group plc	79,983	240,195
Diploma plc	3,788	40,485
Fenner plc	65,012	149,730
Galliford Try plc	13,667	300,776
Grafton Group plc	42,180	433,344
HellermannTyton Group plc	25,576	182,488
Interserve plc	34,918	279,105
Keller Group plc	21,148	264,064
Kier Group plc	9,740	198,518
Lavendon Group plc	48,019	95,414
Melrose Industries plc	120,825	527,810
Morgan Advanced Materials plc	66,427	250,981
QinetiQ Group plc	143,929	569,590
Rotork plc	85,832	235,149
Senior plc	53,617	200,806
SIG plc	216,557	455,399
Speedy Hire plc	176,874	93,187
Spirax-Sarco Engineering plc	8,024	376,850
Ultra Electronics Holdings plc	9,740	291,327
Vesuvius plc	50,708	259,983
		6,320,225
Commercial & Professional Services 1.2%
Berendsen plc	35,924	573,210
Cape plc	54,948	209,058
De La Rue plc	42,071	283,558
Hays plc	278,396	617,290
HomeServe plc	43,105	274,273
Mears Group plc	17,824	118,591
Michael Page International plc	56,704	434,038
Mitie Group plc	90,224	433,383

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PayPoint plc	10,593	152,520
Rentokil Initial plc	221,360	531,809
RPS Group plc	56,577	198,648
Shanks Group plc	144,662	212,316
WS Atkins plc	13,230	314,659
		4,353,353
Consumer Durables & Apparel 0.5%
Bellway plc	12,240	481,995
Berkeley Group Holdings plc	11,246	543,578
Bovis Homes Group plc	10,496	150,491
Coats Group plc *	793,458	326,781
Crest Nicholson Holdings plc	17,864	144,268
Telford Homes plc	13,010	75,007
		1,722,120
Consumer Services 1.0%
Betfair Group plc	4,403	242,778
Bwin.Party Digital Entertainment plc	105,278	163,863
Dignity plc	3,249	121,388
Domino's Pizza Group plc	7,063	111,742
Enterprise Inns plc *	266,113	420,609
Greene King plc	62,304	797,183
J.D. Wetherspoon plc	20,446	220,058
Ladbrokes plc	321,598	563,979
Marston's plc	163,085	422,246
Merlin Entertainments plc (c)	20,904	128,762
Mitchells & Butlers plc *	54,054	269,083
The Restaurant Group plc	25,455	251,554
		3,713,245
Diversified Financials 1.6%
Aberdeen Asset Management plc	71,828	345,344
Ashmore Group plc (b)	50,420	191,641
Brewin Dolphin Holdings plc	32,471	127,573
Close Brothers Group plc	13,814	295,902
Hargreaves Lansdown plc	6,125	137,931
Henderson Group plc	103,898	482,956
IG Group Holdings plc	45,253	527,244
Intermediate Capital Group plc	50,708	467,908
International Personal Finance plc	49,790	277,761
Investec plc	66,848	568,539
Jupiter Fund Management plc	37,445	265,258
London Stock Exchange Group plc	13,102	522,645
Markit Ltd. *	4,380	129,210
Provident Financial plc	13,466	724,058
Schroders plc	8,068	363,857
Schroders plc, Non-Voting Shares	1,693	57,315
Tullett Prebon plc	49,359	259,976
		5,745,118
Energy 0.2%
EnQuest plc *	483,170	163,646
Genel Energy plc *	14,549	54,040
Hunting plc	30,947	154,614
Premier Oil plc *	190,988	204,265
		576,565
Food & Staples Retailing 0.1%
Greggs plc	21,784	407,598
Food, Beverage & Tobacco 0.5%
Britvic plc	23,798	257,031
Cranswick plc	11,797	319,112
Dairy Crest Group plc	47,311	434,426
Security	Number of Shares	Value ($)
Devro plc	24,948	109,283
Greencore Group plc	44,713	227,294
Premier Foods plc *	587,576	349,369
		1,696,515
Household & Personal Products 0.1%
PZ Cussons plc	45,250	215,311
Insurance 0.6%
Beazley plc	73,375	434,737
Hiscox Ltd.	44,303	679,564
Jardine Lloyd Thompson Group plc	13,644	184,229
Lancashire Holdings Ltd.	59,726	610,459
Saga plc	14,045	45,032
St. James's Place plc	15,591	238,447
		2,192,468
Materials 0.8%
Acacia Mining plc	43,279	113,097
Alent plc (e)	28,621	216,708
Centamin plc	47,597	44,314
Croda International plc	13,695	591,241
Elementis plc	49,016	187,485
Essentra plc	17,146	224,159
Evraz plc *	305,797	384,134
Ferrexpo plc	113,071	43,828
Marshalls plc	9,800	48,534
Petropavlovsk plc *	1,106,656	94,620
Randgold Resources Ltd.	5,974	363,484
RPC Group plc	27,840	320,593
Synthomer plc	36,069	174,612
Victrex plc	6,664	194,106
		3,000,915
Media 0.2%
Daily Mail & General Trust plc, A Shares	31,665	340,807
UBM plc	54,852	417,798
		758,605
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,392	138,844
Indivior plc	25,621	75,399
		214,243
Real Estate 0.8%
Derwent London plc	4,321	245,216
Hammerson plc	61,759	567,557
Intu Properties plc	91,062	443,440
Savills plc	17,286	233,665
Segro plc	86,559	574,872
Shaftesbury plc	5,861	82,315
The British Land Co. plc	48,837	613,110
		2,760,175
Retailing 1.0%
Debenhams plc	479,529	603,454
Dixons Carphone plc	73,924	539,364
Dunelm Group plc	9,560	140,957
Halfords Group plc	53,385	299,584
Howden Joinery Group plc	34,832	272,650
John Menzies plc	34,258	191,964
Lookers plc	88,706	231,139
N Brown Group plc	40,079	214,658
Pendragon plc	640,690	429,172
Poundland Group plc	18,606	60,412

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sports Direct International plc *	18,947	208,488
Vertu Motors plc	49,158	57,718
WH Smith plc	20,325	530,827
		3,780,387
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	23,683	400,706
Dialog Semiconductor plc *	829	30,942
		431,648
Software & Services 0.4%
AVEVA Group plc	6,424	212,064
Computacenter plc	12,600	155,054
Fidessa Group plc	5,711	165,316
Micro Focus International plc	13,550	261,691
Moneysupermarket.com Group plc	32,029	157,175
Playtech plc	11,692	142,296
Telecity Group plc	10,558	194,053
Xchanging plc	97,282	264,688
		1,552,337
Technology Hardware & Equipment 0.7%
e2v technologies plc	23,179	81,907
Electrocomponents plc	124,624	453,609
Halma plc	35,786	464,618
Laird plc	42,356	227,618
Pace plc	53,490	320,947
Premier Farnell plc	101,545	158,206
Spectris plc	14,312	383,265
Spirent Communications plc	204,716	212,630
TT electronics plc	79,838	179,068
		2,481,868
Telecommunication Services 0.3%
Cable & Wireless Communications plc	702,112	800,594
KCOM Group plc	108,749	160,426
TalkTalk Telecom Group plc (b)	84,250	304,372
		1,265,392
Transportation 0.5%
BBA Aviation plc	91,201	247,113
Go-Ahead Group plc	7,334	290,128
National Express Group plc	133,650	646,201
Northgate plc	49,171	295,403
Stagecoach Group plc	56,107	300,501
Stolt-Nielsen Ltd.	11,266	145,334
		1,924,680
Utilities 0.0%
Telecom Plus plc	3,564	60,677
		45,300,140
Total Common Stock
(Cost $368,676,724)		361,089,100

Preferred Stock 0.3% of net assets
Germany 0.2%
Capital Goods 0.1%
Jungheinrich AG	3,322	257,702
Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	2,714	201,421
Security	Number of Shares	Value ($)
Materials 0.1%
Fuchs Petrolub SE	10,032	474,934
Transportation 0.0%
Sixt SE	1,217	50,835
		984,892
Sweden 0.1%
Transportation 0.1%
SAS AB	3,247	187,275
Total Preferred Stock
(Cost $1,182,669)		1,172,167

Rights 0.0% of net assets
Australia 0.0%
Commercial & Professional Services 0.0%
ALS Ltd. *(e)	28,738	7,497
Media 0.0%
Ten Network Holdings Ltd. *(e)	139,152	504
Total Rights
(Cost $—)		8,001

Other Investment Companies 1.4% of net assets
United States 1.4%
Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	9,501	479,370
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	5,650	5,650
Securities Lending Collateral 1.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (a)	4,602,046	4,602,046
Total Other Investment Companies
(Cost $5,071,653)		5,087,066

End of Investments.

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

At 11/30/15, the tax basis cost of the fund's investments was $374,976,260 and the unrealized appreciation and depreciation were $22,163,284 and ($29,783,210), respectively, with a net unrealized depreciation of ($7,619,926).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,310,104.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $424,048 or 0.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $85,913 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
ETF –	Exchange Traded Fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$286,916,857	$—	$—	$286,916,857
Australia [1]	19,223,178	—	—	19,223,178
Capital Goods	499,323	—	181,150	680,473
Belgium [1]	3,215,332	—	—	3,215,332
Real Estate	230,516	—	118,219	348,735
Singapore [1]	4,373,475	—	—	4,373,475
Capital Goods	944,997	—	85,913	1,030,910
United Kingdom[1]	42,299,225	—	—	42,299,225
Materials	2,784,207	—	216,708	3,000,915
Preferred Stock[1]	1,172,167	—	—	1,172,167
Rights [1]
Australia [1]	—	—	8,001	8,001
Other Investment Companies[1]	5,087,066	—	—	5,087,066
Total	$366,746,343	$—	$609,991	$367,356,334
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Common Stock
Australia	$—	$—	($31,245)	$195,324	$—	$17,071	$—	$181,150
Belgium	—	—	(11,160)	110,540	—	18,839	—	118,219
Singapore	—	—	(46,168)	112,009	—	20,072	—	85,913
United Kingdom	—	381	51,019	170,716	(39,876)	34,468	—	216,708
Rights	1,854	1,722	6,147	—	(1,722)	—	—	8,001
Total	$1,854	$2,103	($31,407)	$588,589	($41,598)	$90,450	$—	$609,991

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2015.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
89.1%	Common Stock	338,156,210	289,328,663
8.9%	Preferred Stock	41,123,606	28,878,615
1.9%	Other Investment Companies	6,409,084	6,026,752
99.9%	Total Investments	385,688,900	324,234,030
0.1%	Other Assets and Liabilities, Net		340,274
100.0%	Net Assets		324,574,304

Security	Number of Shares	Value ($)
Common Stock 89.1% of net assets
Brazil 6.0%
Banks 1.0%
Banco Bradesco S.A.	160,527	983,926
Banco do Brasil S.A.	428,151	1,779,752
Itau Unibanco Holding S.A.	57,357	370,881
		3,134,559
Capital Goods 0.2%
Embraer S.A.	86,320	669,617
Diversified Financials 0.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	180,472	523,614
Energy 1.7%
Cosan Ltd., A Shares	79,472	301,994
Petroleo Brasileiro S.A. *	1,722,751	4,136,695
Ultrapar Participacoes S.A.	71,815	1,149,560
		5,588,249
Food, Beverage & Tobacco 1.0%
Ambev S.A.	430,200	2,046,245
BRF S.A.	40,685	571,418
JBS S.A.	176,723	560,088
		3,177,751
Insurance 0.2%
Sul America S.A.	90,048	495,180
Materials 1.0%
Companhia Siderurgica Nacional S.A.	498,907	700,203
Vale S.A.	771,108	2,591,447
		3,291,650
Software & Services 0.1%
Cielo S.A.	42,828	383,707
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Oi S.A. *	101,350	74,742
Tim Participacoes S.A.	181,293	353,902
		428,644
Transportation 0.1%
CCR S.A.	137,213	448,524
Utilities 0.4%
Centrais Eletricas Brasileiras S.A. *	269,944	398,835
Companhia de Saneamento Basico do Estado de Sao Paulo	106,803	515,639
CPFL Energia S.A. *	74,613	299,682
		1,214,156
		19,355,651
Chile 0.8%
Energy 0.2%
Empresas COPEC S.A.	73,488	630,206
Food & Staples Retailing 0.1%
Cencosud S.A.	233,297	491,716
Transportation 0.1%
Latam Airlines Group S.A. *	52,074	279,908
Utilities 0.4%
Empresa Nacional de Electricidad S.A.	406,287	481,532
Enersis S.A.	3,166,962	771,075
		1,252,607
		2,654,437
China 16.2%
Automobiles & Components 0.3%
Byd Co., Ltd., H Shares *	47,496	256,720
Dongfeng Motor Group Co., Ltd., H Shares	431,513	586,710
		843,430
Banks 6.5%
Agricultural Bank of China Ltd., H Shares	2,903,269	1,112,328
Bank of China Ltd., H Shares	9,354,186	4,151,007
Bank of Communications Co., Ltd., H Shares	801,312	558,193
BOC Hong Kong Holdings Ltd.	243,611	746,362
China CITIC Bank Corp., Ltd., H Shares *	664,000	418,857
China Construction Bank Corp., H Shares	10,149,481	6,978,468
China Merchants Bank Co., Ltd., H Shares	339,588	798,160
    1

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., H Shares	462,845	443,622
Industrial & Commercial Bank of China Ltd., H Shares	9,704,551	5,871,341
		21,078,338
Capital Goods 0.3%
China Communications Construction Co., Ltd., H Shares	534,825	618,171
CRRC Corp., Ltd., H Shares	387,615	496,023
		1,114,194
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	556,464	486,694
Yue Yuen Industrial Holdings Ltd.	130,715	474,671
		961,365
Energy 3.6%
China Petroleum & Chemical Corp., H Shares	7,685,452	4,709,253
China Shenhua Energy Co., Ltd., H Shares	629,808	983,066
CNOOC Ltd.	2,936,382	3,250,041
PetroChina Co., Ltd., H Shares	3,947,291	2,805,691
		11,748,051
Food & Staples Retailing 0.1%
China Resources Beer Holdings Co., Ltd.	218,395	424,848
Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	275,132	949,410
China Pacific Insurance (Group) Co., Ltd., H Shares	104,630	430,562
Ping An Insurance Group Co. of China Ltd., H Shares	141,371	774,154
		2,154,126
Materials 0.2%
China National Building Material Co., Ltd., H Shares	741,768	398,062
Jiangxi Copper Co., Ltd., H Shares	299,926	358,660
		756,722
Real Estate 0.2%
China Overseas Land & Investment Ltd.	227,334	753,679
Retailing 0.1%
GOME Electrical Appliances Holdings Ltd.	2,468,228	423,473
Software & Services 0.5%
Alibaba Group Holding Ltd. ADR *	2,491	209,443
Baidu, Inc. ADR *	2,257	491,958
Tencent Holdings Ltd.	38,121	758,786
		1,460,187
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	246,652	355,089
Lenovo Group Ltd.	536,710	567,731
		922,820
Security	Number of Shares	Value ($)
Telecommunication Services 2.9%
China Mobile Ltd.	630,043	7,160,364
China Telecom Corp., Ltd., H Shares	2,290,715	1,122,907
China Unicom (Hong Kong) Ltd.	895,748	1,109,293
		9,392,564
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	173,329	326,447
Huaneng Power International, Inc., H Shares	399,203	348,121
		674,568
		52,708,365
Colombia 0.3%
Banks 0.1%
Bancolombia S.A.	30,066	206,853
Energy 0.2%
Ecopetrol S.A.	1,828,269	757,841
		964,694
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	48,472	880,268
Greece 0.5%
Banks 0.0%
National Bank of Greece S.A. *(d)	268,278	22,951
Consumer Services 0.2%
OPAP S.A.	97,357	658,071
Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A.	60,856	588,741
Utilities 0.1%
Public Power Corp. S.A.	87,371	478,917
		1,748,680
Hungary 0.6%
Banks 0.3%
OTP Bank plc	51,004	1,051,883
Energy 0.3%
MOL Hungarian Oil & Gas plc	19,479	893,460
		1,945,343
India 2.5%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd. GDR	24,184	493,354
Tata Motors Ltd. ADR *	21,980	693,908
		1,187,262
Banks 0.4%
ICICI Bank Ltd. ADR	79,183	658,011
State Bank of India GDR - Reg'd	16,279	605,579
		1,263,590
Energy 1.1%
Reliance Industries Ltd. GDR (a)	129,109	3,686,062
2

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
Tata Steel Ltd. GDR - Reg'd	100,977	349,380
Software & Services 0.5%
Infosys Ltd. ADR	102,108	1,703,162
		8,189,456
Indonesia 1.2%
Automobiles & Components 0.3%
PT Astra International Tbk	2,212,323	947,453
Banks 0.3%
PT Bank Central Asia Tbk	428,722	383,480
PT Bank Mandiri (Persero) Tbk	603,709	370,909
PT Bank Rakyat Indonesia (Persero) Tbk	637,612	496,586
		1,250,975
Capital Goods 0.1%
PT United Tractors Tbk	253,336	298,473
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	6,064,518	1,284,354
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	1,205,507	231,342
		4,012,597
Malaysia 2.0%
Banks 0.6%
CIMB Group Holdings Berhad	433,152	457,126
Malayan Banking Berhad	412,400	804,683
Public Bank Berhad	166,000	715,544
		1,977,353
Capital Goods 0.2%
Sime Darby Berhad	425,440	789,219
Consumer Services 0.1%
Genting Berhad	286,100	483,096
Materials 0.2%
Petronas Chemicals Group Berhad	339,600	536,797
Telecommunication Services 0.6%
Axiata Group Berhad	521,800	750,148
DiGi.com Berhad	282,200	330,910
Maxis Berhad	258,700	398,000
Telekom Malaysia Berhad	258,000	393,898
		1,872,956
Utilities 0.3%
Tenaga Nasional Berhad	318,700	998,554
		6,657,975
Mexico 3.9%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	114,923	619,322
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	263,656	511,403
		1,130,725
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	320,068	646,265
Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V.	564,400	1,491,381
Food, Beverage & Tobacco 0.7%
Coca-Cola Femsa S.A.B. de C.V., Series L	54,348	419,179
Fomento Economico Mexicano S.A.B. de C.V.	137,951	1,332,740
Grupo Bimbo S.A.B. de C.V., Series A *	179,779	496,704
		2,248,623
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	166,000	391,559
Materials 0.7%
Cemex S.A.B. de C.V., Series CPO *	1,714,082	1,084,849
Grupo Mexico S.A.B. de C.V., Series B	365,200	798,092
Industrias Penoles S.A.B. de C.V.	21,494	268,474
		2,151,415
Media 0.3%
Grupo Televisa S.A.B., Series CPO	164,273	923,454
Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	4,477,901	3,621,475
		12,604,897
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	4,114	434,480
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	12,293	534,592
Poland 2.2%
Banks 0.3%
Bank Pekao S.A.	10,356	350,983
Powszechna Kasa Oszczednosci Bank Polski S.A. *	98,938	659,383
		1,010,366
Energy 0.9%
Grupa Lotos S.A. *	46,853	330,332
Polski Koncern Naftowy Orlen S.A.	125,894	2,114,864
Polskie Gornictwo Naftowe i Gazownictwo S.A.	252,052	335,965
		2,781,161
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	65,050	620,941
Materials 0.3%
KGHM Polska Miedz S.A.	57,802	1,033,468
Telecommunication Services 0.2%
Orange Polska S.A.	347,669	581,204
    3

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.3%
PGE S.A.	197,403	647,311
Tauron Polska Energia S.A.	473,034	332,220
		979,531
		7,006,671
Republic of Korea 19.0%
Automobiles & Components 2.6%
Hankook Tire Co., Ltd.	9,056	360,895
Hyundai Mobis Co., Ltd.	9,973	2,148,667
Hyundai Motor Co.	27,614	3,517,175
Kia Motors Corp.	55,057	2,496,000
		8,522,737
Banks 1.5%
Hana Financial Group, Inc.	35,668	785,401
Industrial Bank of Korea	31,129	357,511
KB Financial Group, Inc.	35,409	1,077,818
Shinhan Financial Group Co., Ltd.	55,972	2,003,402
Woori Bank	57,666	472,562
		4,696,694
Capital Goods 2.5%
Daelim Industrial Co., Ltd.	7,203	449,080
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	40,173	210,916
Hyundai Engineering & Construction Co., Ltd.	14,003	386,336
Hyundai Heavy Industries Co., Ltd. *	17,568	1,374,432
LG Corp.	25,458	1,617,986
LG International Corp.	14,290	449,165
Samsung Heavy Industries Co., Ltd.	45,759	456,385
SK Holdings Co., Ltd.	11,854	2,763,767
SK Networks Co., Ltd.	77,099	406,117
		8,114,184
Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	45,065	2,109,169
Energy 1.7%
GS Holdings Corp.	20,815	907,696
S-Oil Corp.	15,190	973,272
SK Innovation Co., Ltd. *	33,097	3,643,943
		5,524,911
Food & Staples Retailing 0.2%
E-MART Co., Ltd.	3,556	657,125
Food, Beverage & Tobacco 0.3%
KT&G Corp.	11,631	1,074,666
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	3,029	801,682
Samsung Life Insurance Co., Ltd.	6,750	600,363
		1,402,045
Materials 2.1%
Hyundai Steel Co.	11,454	502,451
LG Chem Ltd.	8,338	2,289,611
Lotte Chemical Corp.	3,129	649,820
POSCO	22,467	3,278,721
		6,720,603
Retailing 0.1%
Lotte Shopping Co., Ltd.	2,188	444,005
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	39,154	1,068,405
Technology Hardware & Equipment 5.8%
LG Display Co., Ltd.	64,154	1,407,117
Samsung Electro-Mechanics Co., Ltd.	10,372	619,785
Samsung Electronics Co., Ltd.	14,620	16,210,077
Samsung SDI Co., Ltd.	5,428	562,463
		18,799,442
Telecommunication Services 0.2%
LG Uplus Corp.	50,494	464,368
Utilities 0.6%
Korea Electric Power Corp.	39,286	1,660,593
Korea Gas Corp.	9,347	309,535
		1,970,128
		61,568,482
Russia 12.9%
Banks 0.5%
Sberbank of Russia *	898,170	1,399,322
VTB Bank JSC *	139,960,000	150,457
		1,549,779
Energy 10.3%
Bashneft OAO *	9,508	285,035
Gazprom PAO	7,228,177	15,102,589
LUKOIL PJSC *	258,340	9,911,948
NOVATEK OAO GDR - Reg'd	11,012	1,030,723
Rosneft OJSC GDR - Reg'd	213,146	856,847
Surgutneftegas OAO *	8,223,383	4,170,991
Tatneft PAO *	454,687	2,161,996
		33,520,129
Food & Staples Retailing 0.2%
Magnit PJSC *	3,575	649,803
Materials 0.5%
MMC Norilsk Nickel PJSC *	9,795	1,322,857
Severstal PAO GDR - Reg'd	43,066	460,806
		1,783,663
Telecommunication Services 0.9%
Mobile TeleSystems PJSC ADR	186,639	1,315,805
Rostelecom PJSC *	458,749	609,420
Sistema JSFC *	3,152,600	842,715
Sistema JSFC GDR - Reg'd	955	6,398
		2,774,338
Transportation 0.3%
Aeroflot-Russian Airlines PJSC *	776,495	692,582
Globaltrans Investment plc GDR - Reg'd *	52,243	252,856
		945,438
Utilities 0.2%
RusHydro PJSC *	58,387,688	540,145
		41,763,295
4

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
South Africa 5.7%
Banks 0.7%
Barclays Africa Group Ltd.	41,014	451,922
Nedbank Group Ltd.	29,880	437,114
Standard Bank Group Ltd.	157,043	1,414,041
		2,303,077
Capital Goods 0.5%
Barloworld Ltd.	79,348	420,621
The Bidvest Group Ltd.	56,291	1,315,695
		1,736,316
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	125,607	737,266
Diversified Financials 0.2%
African Bank Investments Ltd. *(c)(d)	30,732	—
FirstRand Ltd.	237,238	773,574
		773,574
Energy 1.2%
Sasol Ltd.	137,373	3,835,012
Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	51,671	508,719
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	20,647	477,057
Insurance 0.2%
Sanlam Ltd.	128,170	547,522
Materials 0.7%
AngloGold Ashanti Ltd. *	111,894	708,610
Gold Fields Ltd.	312,935	798,180
Impala Platinum Holdings Ltd. *	205,588	450,811
Kumba Iron Ore Ltd.	68,148	212,620
		2,170,221
Media 0.3%
Naspers Ltd., N Shares	5,810	868,212
Retailing 0.3%
Imperial Holdings Ltd.	46,978	495,028
Woolworths Holdings Ltd.	76,566	541,590
		1,036,618
Telecommunication Services 1.1%
MTN Group Ltd.	262,705	2,644,540
Telkom S.A. SOC Ltd.	99,527	426,613
Vodacom Group Ltd.	45,318	458,837
		3,529,990
		18,523,584
Taiwan 11.9%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	158,000	264,769
Banks 0.3%
CTBC Financial Holding Co., Ltd.	855,490	448,161
Mega Financial Holding Co., Ltd.	697,518	480,797
		928,958
Capital Goods 0.3%
Far Eastern New Century Corp.	679,061	549,207
Walsin Lihwa Corp. *	1,574,000	339,951
		889,158
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Pou Chen Corp.	363,000	483,192
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	306,116	487,655
Energy 0.2%
Formosa Petrochemical Corp.	314,704	744,291
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	446,796	736,402
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	336,840	471,072
Materials 1.7%
China Steel Corp.	1,872,088	1,040,941
Formosa Chemicals & Fibre Corp.	691,882	1,496,442
Formosa Plastics Corp.	614,704	1,387,895
Nan Ya Plastics Corp.	615,588	1,105,124
Taiwan Cement Corp.	498,000	449,302
		5,479,704
Retailing 0.1%
Hotai Motor Co., Ltd.	24,000	259,543
Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	556,000	585,093
MediaTek, Inc.	102,940	821,515
Siliconware Precision Industries Co., Ltd.	384,176	506,083
Taiwan Semiconductor Manufacturing Co., Ltd.	1,431,352	6,095,151
United Microelectronics Corp.	2,497,000	906,484
		8,914,326
Technology Hardware & Equipment 5.0%
Acer, Inc. *	1,686,470	625,154
Asustek Computer, Inc.	158,176	1,308,361
AU Optronics Corp.	2,677,764	716,980
Compal Electronics, Inc.	2,205,000	1,222,673
Delta Electronics, Inc.	144,128	691,012
Foxconn Technology Co., Ltd.	120,632	270,518
Hon Hai Precision Industry Co., Ltd.	2,083,374	5,361,296
HTC Corp.	460,822	1,144,926
Innolux Corp.	2,129,000	651,575
Inventec Corp.	841,646	489,899
Lite-On Technology Corp.	635,910	652,625
Pegatron Corp.	279,234	736,537
Quanta Computer, Inc.	505,058	789,105
Synnex Technology International Corp.	390,646	378,774
Wistron Corp.	1,289,169	673,376
WPG Holdings Ltd.	498,000	482,103
		16,194,914
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	584,764	1,787,864
Far EasTone Telecommunications Co., Ltd.	189,588	399,016
Taiwan Mobile Co., Ltd.	166,000	501,428
		2,688,308
		38,542,292
    5

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Thailand 1.3%
Banks 0.2%
Kasikornbank PCL NVDR	68,900	328,736
The Siam Commercial Bank PCL NVDR	83,000	304,534
		633,270
Energy 0.8%
PTT Exploration & Production PCL NVDR	218,300	397,435
PTT PCL NVDR	224,300	1,602,143
Thai Oil PCL NVDR	343,900	561,332
		2,560,910
Materials 0.2%
PTT Global Chemical PCL NVDR	435,200	640,536
Telecommunication Services 0.1%
Advanced Info Service PCL NVDR	99,600	554,414
		4,389,130
Turkey 1.5%
Banks 0.6%
Akbank T.A.S.	249,119	593,977
Turkiye Garanti Bankasi A/S	288,050	725,452
Turkiye Halk Bankasi A/S	97,903	367,157
Turkiye Is Bankasi, C Shares	238,120	387,514
		2,074,100
Capital Goods 0.3%
KOC Holding A/S	202,068	833,578
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	159,475	447,178
Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S *	38,737	958,929
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	138,776	529,989
		4,843,774
Total Common Stock
(Cost $338,156,210)		289,328,663

Preferred Stock 8.9% of net assets
Brazil 6.0%
Banks 2.1%
Banco Bradesco S.A.	425,140	2,291,222
Itau Unibanco Holding S.A.	566,171	4,014,926
Itausa - Investimentos Itau S.A.	294,333	544,526
		6,850,674
Energy 1.6%
Petroleo Brasileiro S.A. *	2,739,248	5,361,275
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	29,389	367,470
Security	Number of Shares	Value ($)
Materials 1.3%
Gerdau S.A.	576,480	897,337
Metalurgica Gerdau S.A.	496,940	251,079
Vale S.A.	1,078,055	2,924,257
		4,072,673
Telecommunication Services 0.3%
Oi S.A. *	485,419	218,007
Telefonica Brasil S.A.	75,435	712,223
		930,230
Utilities 0.6%
Centrais Eletricas Brasileiras S.A., B Shares	231,209	612,412
Companhia Energetica de Minas Gerais	431,825	727,266
Companhia Paranaense de Energia - Copel, B Shares	41,927	307,055
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. *	146,284	292,654
		1,939,387
		19,521,709
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	46,892	333,637
Republic of Korea 1.2%
Automobiles & Components 0.3%
Hyundai Motor Co.	4,019	385,224
Hyundai Motor Co. 2nd	6,576	633,154
		1,018,378
Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	8,310	223,887
Materials 0.1%
LG Chem Ltd.	1,439	278,965
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	2,536	2,400,118
		3,921,348
Russia 1.6%
Banks 0.0%
Sberbank of Russia PJSC *	93,684	108,084
Energy 1.6%
AK Transneft OAO *	1,601	3,660,260
Bashneft PA0 *	5,020	128,146
Surgutneftegas OAO *	1,882,836	1,205,431
		4,993,837
		5,101,921
Total Preferred Stock
(Cost $41,123,606)		28,878,615

6

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 1.9% of net assets
United States 1.9%
Equity Funds 1.8%
iShares India 50 ETF	102,595	2,799,818
WisdomTree India Earnings Fund	143,866	2,855,740
		5,655,558
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	371,194	371,194
Total Other Investment Companies
(Cost $6,409,084)		6,026,752

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $389,726,988 and the unrealized appreciation and depreciation were $81,317 and ($65,574,275), respectively, with a net unrealized depreciation of ($65,492,958).
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,686,062 or 1.1% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
ETF –	Exchange Traded Fund
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 11/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long expires 12/18/15	10	410,000	(10,272)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$287,579,983	$—	$—	$287,579,983
Greece [1]	1,725,729	—	—	1,725,729
Banks	—	—	22,951	22,951
Preferred Stock[1]	28,878,615	—	—	28,878,615
Other Investment Companies[1]	6,026,752	—	—	6,026,752
Total	$324,211,079	$—	$22,951	$324,234,030
    7

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($10,272)	$—	$—	($10,272)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

Investments in Securities	Balance as of February 28, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of November 30, 2015
Common Stock
Greece	$—	$—	($225,796)	$248,747	$—	$—	$—	$22,951
Total	$—	$—	($225,796)	$248,747	$—	$—	$—	$22,951
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
8

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
9

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447NOV15
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Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 19, 2016

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	January 19, 2016